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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 3/31/06


Item 1. Schedule of Investments.
---------------------------------

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 55.0%
Advertising Sales - 0.6%
           290,855    Lamar Advertising Co.*                                                                         $   15,304,790
Aerospace and Defense - 0.9%
           330,841    Lockheed Martin Corp.                                                                              24,856,084
Agricultural Chemicals - 1.5%
           166,791    Syngenta A.G.*                                                                                     23,444,822
           583,359    Syngenta A.G. (ADR)*, #                                                                            16,398,221
                                                                                                                         39,843,043
Automotive - Cars and Light Trucks - 0.6%
           275,320    BMW A.G.**                                                                                         15,166,080
Beverages - Non-Alcoholic - 1.0%
           452,071    PepsiCo, Inc.                                                                                      26,125,183
Building - Residential and Commercial - 0.4%
           252,080    Pulte Homes, Inc.                                                                                   9,684,914
Casino Hotels - 1.0%
           341,042    Harrah's Entertainment, Inc.                                                                       26,587,634
Computers - 0.8%
           253,080    Research In Motion, Ltd. (U.S. Shares)*, #                                                         21,481,430
Computers - Memory Devices - 0.6%
         1,259,593    EMC Corp.*                                                                                         17,168,253
Cosmetics and Toiletries - 1.4%
           650,720    Procter & Gamble Co.                                                                               37,494,486
Dental Supplies and Equipment - 0.3%
           196,355    Patterson Companies, Inc.*                                                                          6,911,696
Diversified Operations - 4.2%
         1,872,360    General Electric Co.                                                                               65,120,682
           586,098    Honeywell International, Inc.#                                                                     25,067,411
         2,944,000    Melco International Development, Ltd.                                                               6,054,213
           585,422    Tyco International, Ltd. (U.S. Shares)                                                             15,736,143
                                                                                                                        111,978,449
E-Commerce/Services - 1.0%
           917,630    IAC/InterActiveCorp*                                                                               27,042,556
Electronic Components - Semiconductors - 3.2%
           389,855    Advanced Micro Devices, Inc.*                                                                      12,927,592
            48,848    Samsung Electronics Company, Ltd.**                                                                31,588,763
         1,207,719    Texas Instruments, Inc.                                                                            39,214,636
                                                                                                                         83,730,991
Enterprise Software/Services - 0.6%
         1,180,415    Oracle Corp.*                                                                                      16,159,881
Finance - Credit Card - 0.9%
           466,923    American Express Co.                                                                               24,536,804
Finance - Investment Bankers/Brokers - 4.9%
         1,255,969    JP Morgan Chase & Co.                                                                              52,298,549
         1,002,975    Merrill Lynch & Company, Inc.#                                                                     78,994,311
                                                                                                                        131,292,860
Finance - Mortgage Loan Banker - 0.8%
           432,370    Fannie Mae                                                                                         22,223,818
Hotels and Motels - 2.0%
           484,944    Marriott International, Inc. - Class A                                                             33,267,158
           276,152    Starwood Hotels & Resorts Worldwide, Inc.                                                          18,703,775
                                                                                                                         51,970,933

Medical - Biomedical and Genetic - 1.8%
         1,050,635    Celgene Corp.*                                                                                     46,459,080
Medical - Drugs - 3.7%
           175,864    Eli Lilly and Co.#                                                                                  9,725,279
           171,482    Forest Laboratories, Inc.*                                                                          7,653,242
           389,530    Roche Holding A.G.                                                                                 58,005,861
           245,298    Sanofi-Aventis**                                                                                   23,340,845
                                                                                                                         98,725,227
Medical - HMO - 2.5%
         1,164,556    Aetna, Inc.                                                                                        57,226,281
           166,374    UnitedHealth Group, Inc.                                                                            9,293,652
                                                                                                                         66,519,933
Medical Instruments - 0.3%
           392,715    Boston Scientific Corp.*, #                                                                         9,052,081
Medical Products - 0.7%
           290,875    Johnson & Johnson                                                                                  17,225,618
Networking Products - 0.4%
           479,979    Cisco Systems, Inc.*                                                                               10,401,145
Oil Companies - Exploration and Production - 1.0%
           543,920    EnCana Corp. (U.S. Shares)#                                                                        25,417,382
Oil Companies - Integrated - 4.7%
           424,799    BP PLC (ADR)**, #                                                                                  29,285,643
         1,104,228    Exxon Mobil Corp.                                                                                  67,203,316
           379,805    Suncor Energy, Inc.                                                                                29,149,225
                                                                                                                        125,638,184
Optical Supplies - 0.4%
            94,750    Alcon, Inc. (U.S. Shares)                                                                           9,878,635
Pharmacy Services - 0.7%
           370,282    Caremark Rx, Inc.*                                                                                 18,210,469
Retail - Building Products - 0.8%
           504,050    Home Depot, Inc.                                                                                   21,321,315
Retail - Regional Department Stores - 1.3%
           461,337    Federated Department Stores, Inc.                                                                  33,677,601
Semiconductor Components/Integrated Circuits - 0.2%
           150,225    Linear Technology Corp.#                                                                            5,269,893
Soap and Cleaning Preparations - 1.0%
           741,404    Reckitt Benckiser PLC**                                                                            26,100,000
Super-Regional Banks - 0.7%
           386,200    Bank of America Corp.                                                                              17,587,548
Telecommunication Equipment - Fiber Optics - 0.9%
           844,296    Corning, Inc.*                                                                                     22,720,005
Therapeutics - 0.7%
           310,481    Gilead Sciences, Inc.*                                                                             19,318,128
Tobacco - 0.2%
            77,400    Altria Group, Inc.#                                                                                 5,484,564
Transportation - Railroad - 2.5%
           946,326    Canadian National Railway Co. (U.S. Shares)                                                        42,849,641
           239,352    Union Pacific Corp.                                                                                22,343,509
                                                                                                                         65,193,150
Transportation - Services - 0.4%
            95,669    FedEx Corp.#                                                                                       10,804,857
Web Portals/Internet Service Providers - 1.9%
            48,625    Google, Inc. - Class A*                                                                            18,963,750
           970,925    Yahoo!, Inc.*                                                                                      31,322,041
                                                                                                                         50,285,791
Wireless Equipment - 1.5%
         1,743,970    Motorola, Inc.#                                                                                    39,954,353
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,082,382,411)                                                                              1,454,804,844
------------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds - 7.9%
Aerospace and Defense - 0.1%
      $  2,695,000    Lockheed Martin Corp., 7.65%, company guaranteed notes, due 5/1/16                                  3,087,934
Audio and Video Products - 0%
             5,000    Harman International Industries, Inc., 7.125%, senior notes, due 2/15/07                                5,038
Automotive - Cars and Light Trucks - 0.1%
         2,290,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                  1,929,325
Beverages - Non-Alcoholic - 0.1%
         3,685,000    Pepsi Bottling Holdings, Inc., 5.625%, company guaranteed notes, due 2/17/09 (144A)                 3,718,150
Brewery - 0.4%
         6,885,000    Miller Brewing Co., 4.25%, notes, due 8/15/08 (144A)**                                              6,716,882
         4,145,000    Miller Brewing Co., 5.50%, notes, due 8/15/13 (144A)                                                4,086,547
                                                                                                                         10,803,429
Cable Television - 0.2%
         4,954,560    CSC Holdings, Inc., 0%, bank loan, due 3/30/13 @                                                    4,987,062
Casino Hotels - 0.3%
         7,230,000    Mandalay Resort Group, 6.50%, senior notes, due 7/31/09                                             7,220,963
Cellular Telecommunications - 0.2%
         5,665,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                     5,845,000
Chemicals - Specialty - 0.3%
         7,005,000    International Flavors & Fragrances, Inc., 6.45%, notes, due 5/15/06                                 7,012,727
Commercial Banks - 0.2%
         4,725,000    US Bank, 5.70%, subordinated notes, due 12/15/08                                                    4,773,327
Consumer Products - Miscellaneous - 0.2%
         1,495,000    Fortune Brands, Inc., 4.875%, notes, due 12/1/13                                                    1,410,080
         3,155,000    Fortune Brands, Inc., 5.375%, notes, due 1/15/16                                                    3,028,405
                                                                                                                          4,438,485
Containers - Metal and Glass - 0.6%
         8,510,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                 8,861,037
         6,585,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                              6,650,850
                                                                                                                         15,511,887
Dialysis Centers - 0.2%
         6,252,863    Fresenius Medical Care AG & Co., 0%, bank loan, due 3/31/11**, @                                    6,274,373
Diversified Financial Services - 0.1%
         3,140,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                           3,496,638
Electric - Integrated - 0.6%
         2,240,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                  2,304,400
         7,370,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                   7,080,211
           550,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                      523,047
         1,925,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                    1,813,377
         4,540,000    TXU Corp., 5.55%, senior notes, due 11/15/14                                                        4,246,698
         1,575,000    TXU Corp., 6.55%, notes, due 11/15/34                                                               1,421,352
                                                                                                                         17,389,085
Electronic Components - Semiconductors - 0.3%
         2,095,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                      2,191,894
         4,430,000    Freescale Semiconductor, Inc., 7.35%, senior notes, due 7/15/09 @                                   4,540,750
                                                                                                                          6,732,644
Electronic Parts Distributors - 0.2%
         4,840,000    Avnet, Inc., 6.00%, notes, due 9/1/15                                                               4,638,535
Finance - Auto Loans - 0.3%
         2,055,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                           2,018,341
         3,085,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                        2,861,137
         1,800,000    General Motors Acceptance Corp., 7.75%, notes, due 1/19/10                                          1,755,020
                                                                                                                          6,634,498
Finance - Consumer Loans - 0.2%
         6,085,000    Household Finance Corp., 4.75%, notes, due 5/15/09                                                  5,974,010
Finance - Investment Bankers/Brokers - 0.8%
         8,654,000    Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14                                             8,282,743
         8,880,000    Credit Suisse First Boston USA, Inc., 3.875%, notes, due 1/15/09                                    8,546,777
         6,335,000    JP Morgan Chase & Co., 3.80%, notes, due 10/2/09                                                    6,016,261
                                                                                                                         22,845,781

Food - Diversified - 0.2%
         5,885,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                       5,587,413
Gas - Distribution - 0.1%
         1,643,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15 (144A)                               1,671,567
Medical - HMO - 0.1%
         2,275,000    UnitedHealth Group, Inc., 5.20%, senior unsecured notes, due 1/17/07                                2,274,333
Medical - Hospitals - 0.3%
         6,920,000    HCA, Inc., 6.50%, bonds, due 2/15/16                                                                6,741,858
Pipelines - 0.5%
         1,030,000    El Paso Corp., 7.625%, notes, due 9/1/08 (144A) ss.                                                 1,050,600
        12,735,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                    12,782,756
           750,000    El Paso Corp., 7.42%, notes, due 2/15/37 (144A) ss.                                                   712,500
                                                                                                                         14,545,856
Retail - Major Department Stores - 0.1%
         3,910,000    May Department Stores Co., 4.80%, notes, due 7/15/09                                                3,830,334
Retail - Regional Department Stores - 0.1%
         1,707,911    Neiman Marcus Group, Inc., 7.34%, bank loan, due 3/13/13 @                                          1,730,627
Special Purpose Entity - 0.3%
         7,970,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A) @                             8,315,946
Telecommunication Services - 0.3%
         8,540,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08**                          8,337,081
Telephone - Integrated - 0.2%
         3,770,000    Sprint Capital Corp., 8.375%, notes, due 3/15/12                                                    4,259,723
Textile-Home Furnishings - 0.1%
         2,160,000    Mohawk Industries, Inc., 6.125%, senior unsecured notes, due 1/15/16                                2,138,674
Transportation - Railroad - 0.2%
           985,000    BNSF Funding Trust I, 6.613%, company guaranteed notes, due 12/15/55 @                                965,517
         1,600,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                             1,547,680
         3,380,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                             3,550,173
                                                                                                                          6,063,370
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $211,217,803)                                                                               208,815,673
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 0.5%
        13,463,630    Federal Home Loan Bank System, 5.27%, due 12/28/12 (cost $13,538,695)                              13,329,520
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.0%
         6,465,000    Fannie Mae, 2.125%, due 4/15/06                                                                     6,458,729
        11,140,000    Fannie Mae, 5.00%, due 1/15/07                                                                     11,127,312
         5,345,000    Fannie Mae, 3.25%, due 11/15/07                                                                     5,193,213
         2,090,000    Fannie Mae, 2.50%, due 6/15/08                                                                      1,979,771
         3,455,000    Fannie Mae, 5.25%, due 1/15/09                                                                      3,468,779
           725,000    Fannie Mae, 6.375%, due 6/15/09                                                                       751,204
         5,672,000    Fannie Mae, 5.375%, due 11/15/11                                                                    5,724,267
         9,605,000    Federal Home Loan Bank System, 2.25%, due 5/15/06                                                   9,573,995
        25,750,000    Freddie Mac, 2.375%, due 4/15/06                                                                   25,727,108
         4,535,000    Freddie Mac, 5.75%, due 4/15/08                                                                     4,590,504
         1,845,000    Freddie Mac, 5.75%, due 3/15/09                                                                     1,877,160
         1,735,000    Freddie Mac, 7.00%, due 3/15/10                                                                     1,848,977
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $79,302,383)                                                                        78,321,019
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 17.4%
         3,670,000    U.S. Treasury Notes, 2.375%, due 8/15/06#                                                           3,638,031
        15,885,000    U.S. Treasury Notes, 3.50%, due 11/15/06#                                                          15,750,962
        13,380,000    U.S. Treasury Notes, 3.00%, due 12/31/06#                                                          13,196,547
        44,395,000    U.S. Treasury Notes, 3.625%, due 4/30/07#                                                          43,819,242
         7,875,000    U.S. Treasury Notes, 3.875%, due 7/31/07#                                                           7,775,027
         1,560,000    U.S. Treasury Notes, 4.00%, due 9/30/07#                                                            1,540,865
         4,650,000    U.S. Treasury Notes, 3.00%, due 11/15/07#                                                           4,516,675
         9,498,141    U.S. Treasury Notes, 3.625%, due 1/15/08 @@, #                                                      9,757,488
        14,820,000    U.S. Treasury Notes, 3.375%, due 2/15/08#                                                          14,434,443
         9,975,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                            9,760,697
        15,321,000    U.S. Treasury Notes, 5.625%, due 5/15/08#                                                          15,560,988
        17,135,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                         16,939,558
         5,165,000    U.S. Treasury Bonds, 4.50%, due 2/15/09#                                                            5,120,209
        17,145,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                          16,330,612
        18,171,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                           18,827,573
        22,615,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                           21,930,376
        10,465,000    U.S. Treasury Notes, 3.625%, due 6/15/10#                                                           9,990,810
         7,980,000    U.S. Treasury Notes, 3.875%, due 7/15/10#                                                           7,690,725
         2,745,000    U.S. Treasury Notes, 4.125%, due 8/15/10#                                                           2,669,405
         4,780,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                            4,954,207
         7,210,000    U.S. Treasury Notes, 4.25%, due 10/15/10#                                                           7,041,582
        24,150,000    U.S. Treasury Notes, 4.50%, due 11/15/10#                                                          23,825,472
         7,605,000    U.S. Treasury Notes, 4.375%, due 12/15/10#                                                          7,459,729
         4,010,000    U.S. Treasury Bonds, 4.50%, due 2/28/11#                                                            3,951,574
         7,835,000    U.S. Treasury Bonds, 4.75%, due 3/31/11                                                             7,812,968
        19,690,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                           19,863,055
        12,290,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                           11,763,349
        21,699,620    U.S. Treasury Notes, 1.875%, due 7/15/15 @@, #                                                     20,868,937
        19,083,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                           18,178,790
         2,785,000    U.S. Treasury Bonds, 4.50%, due 2/15/16#                                                            2,708,630
        13,971,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                           16,522,887
         2,854,000    U.S. Treasury Notes, 8.125%, due 8/15/19#                                                           3,703,510
        11,336,000    U.S. Treasury Notes, 7.875%, due 2/15/21#                                                          14,634,073
        10,688,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                           13,253,954
        21,716,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                           24,629,007
        12,946,000    U.S. Treasury Notes, 6.00%, due 2/15/26#                                                           14,444,901
         5,304,000    U.S. Treasury Bonds, 5.375%, due 2/15/31#                                                           5,583,287
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $468,420,356)                                                                     460,450,145
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 15.3%
       406,191,354    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $406,191,354)                                                          406,191,354
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.9%
      $ 23,900,000    Mitsubishi Securities (USA), Inc., 4.875%
                         dated 3/31/06, maturing 4/3/06
                         to be repurchased at $23,909,709
                         collateralized by $86,670,901
                         in U.S. Government Agencies
                         0% - 8.00%, 8/25/18 - 8/1/35
                         with a value of $24,378,000
                         (cost $23,900,000)                                                                              23,900,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,284,953,002) - 100%                                                                 $2,645,812,555
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Bermuda                              $   15,736,143               0.6%
Canada                                  125,924,856               4.8
Cayman Islands                            8,315,946               0.3
France                                   23,340,845               0.9
Germany                                  21,440,453               0.8
Hong Kong                                 6,054,213               0.2
South Korea                              31,588,763               1.2
Switzerland                             107,727,539               4.1
United Kingdom                           55,385,643               2.1
United States++                       2,250,298,154              85.0
Total                                $2,645,812,555             100.0%
                                     ==============             =====

++ Includes Short-Term Securities and Other Securities (68.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at March 31, 2006

                                                             Currency Value     Unrealized
Currency Sold and Settlement Date   Currency Units Sold         in $U.S.       Gain/(Loss)
------------------------------------------------------------------------------------------
British Pound 5/11/06                         8,500,000      $  14,772,727      $(169,217)
British Pound 6/28/06                        12,025,000         20,913,832        255,077
British Pound 8/10/06                         1,400,000          2,436,711         (4,057)
Euro 6/28/06                                 13,350,000         16,264,443        171,863
South Korean Won 5/11/06                  2,125,000,000          2,190,707       (147,437)
South Korean Won 8/10/06                  4,675,000,000          4,832,075        (41,870)
------------------------------------------------------------------------------------------
Total                                                        $  61,410,495      $  64,359

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

@     Rate is subject to change. Rate shown reflects current rate.

@@    Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security, a portion or all of the security is on loan as of March 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                         Value as a %
                                             Acquisition     Acquisition                 of Investment
                                                Date             Cost          Value       Securities
------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
El Paso Corp., 7.625%
    notes, due 9/1/08 (144A)                   10/7/04         1,068,550     1,050,600        0.0%
El Paso Corp., 7.42%
    notes, due 2/15/37 (144A)                  10/7/04           655,313       712,500        0.0%
-----------------------------------------------------------------------------------------------------
                                                              $1,723,863    $1,763,100        0.0%
-----------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of March 31, 2006 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                      $127,253,759

Janus Aspen Core Equity Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.7%
Aerospace and Defense - 3.2%
             4,215    Boeing Co.                                                                                        $   328,475
             2,240    Lockheed Martin Corp.                                                                                 168,291
                                                                                                                            496,766
Agricultural Operations - 1.8%
             8,530    Archer-Daniels-Midland Co.                                                                            287,035
Applications Software - 3.3%
            19,080    Microsoft Corp.                                                                                       519,167
Beverages - Non-Alcoholic - 1.5%
             4,035    PepsiCo, Inc.                                                                                         233,183
Casino Hotels - 2.1%
             4,295    Harrah's Entertainment, Inc.                                                                          334,838
Cosmetics and Toiletries - 2.2%
             6,100    Procter & Gamble Co.                                                                                  351,482
Diversified Operations - 4.1%
            18,431    General Electric Co.                                                                                  641,030
Electronic Components - Semiconductors - 7.1%
            18,360    Advanced Micro Devices, Inc.*                                                                         608,818
               273    Samsung Electronics Company, Ltd.                                                                     176,542
            10,070    Texas Instruments, Inc.                                                                               326,973
                                                                                                                          1,112,333
Electronic Forms - 1.0%
             4,645    Adobe Systems, Inc.*                                                                                  162,203
Enterprise Software/Services - 3.4%
            26,400    Oracle Corp.*                                                                                         361,416
             3,145    SAP A.G. (ADR)**                                                                                      170,836
                                                                                                                            532,252
Entertainment Software - 1.3%
             3,655    Electronic Arts, Inc.*                                                                                200,002
Finance - Credit Card - 1.2%
             3,450    American Express Co.                                                                                  181,298
Finance - Investment Bankers/Brokers - 10.5%
            11,131    Citigroup, Inc.                                                                                       525,828
            13,825    JP Morgan Chase & Co.                                                                                 575,673
             7,055    Merrill Lynch & Company, Inc.                                                                         555,652
                                                                                                                          1,657,153
Finance - Mortgage Loan Banker - 2.3%
             7,165    Fannie Mae                                                                                            368,281
Food - Canned - 0.6%
             3,625    TreeHouse Foods, Inc.*                                                                                 96,244
Food - Dairy Products - 1.9%
             7,500    Dean Foods Co.*                                                                                       291,225
Food - Retail - 0.9%
             2,035    Whole Foods Market, Inc.                                                                              135,205
Hotels and Motels - 0.5%
             1,420    Four Seasons Hotels, Inc.                                                                              71,994
Medical - Biomedical and Genetic - 1.2%
             4,310    Celgene Corp.*                                                                                        190,588
Medical - Drugs - 8.1%
             1,445    Forest Laboratories, Inc.*                                                                             64,490
            12,755    Merck & Company, Inc.                                                                                 449,358
             8,230    Pfizer, Inc.                                                                                          205,092
             2,798    Roche Holding A.G.                                                                                    416,657
             1,377    Sanofi-Aventis**                                                                                      131,026
                                                                                                                          1,266,623
Medical - HMO - 4.5%
            10,570    Aetna, Inc.                                                                                           519,410
             3,590    Coventry Health Care, Inc.*                                                                           193,788
                                                                                                                            713,198
Medical Instruments - 1.4%
             9,825    Boston Scientific Corp.*                                                                              226,466
Networking Products - 0.7%
             5,095    Cisco Systems, Inc.*                                                                                  110,409
Oil - Field Services - 1.1%
             2,275    Halliburton Co.                                                                                       166,121
Oil Companies - Exploration and Production - 2.7%
             2,965    Apache Corp.                                                                                          194,237
             5,020    EnCana Corp. (U.S. Shares)                                                                            234,585
                                                                                                                            428,822
Oil Companies - Integrated - 10.5%
             3,135    Amerada Hess Corp.                                                                                    446,423
             2,350    ConocoPhillips                                                                                        148,403
             7,730    Exxon Mobil Corp.                                                                                     470,447
             2,070    Marathon Oil Corp.                                                                                    157,672
             5,717    Suncor Energy, Inc.                                                                                   438,768
                                                                                                                          1,661,713
Oil Refining and Marketing - 2.7%
             7,056    Valero Energy Corp.                                                                                   421,808
Retail - Consumer Electronics - 0.7%
             1,867    Best Buy Company, Inc.                                                                                104,421
Retail - Jewelry - 1.5%
             6,405    Tiffany & Co.                                                                                         240,444
Retail - Regional Department Stores - 2.1%
             4,455    Federated Department Stores, Inc.                                                                     325,215
Semiconductor Components/Integrated Circuits - 1.1%
             1,688    Linear Technology Corp.                                                                                59,215
             3,221    Maxim Integrated Products, Inc.                                                                       119,660
                                                                                                                            178,875
Steel - Producers - 0.4%
             5,364    Tata Steel, Ltd.                                                                                       64,655
Therapeutics - 1.5%
             1,605    Gilead Sciences, Inc.*                                                                                 99,863
             2,015    Neurocrine Biosciences, Inc.*                                                                         130,048
                                                                                                                            229,911
Transportation - Railroad - 4.3%
             7,040    Canadian National Railway Co. (U.S. Shares)                                                           318,771
             3,775    Union Pacific Corp.                                                                                   352,396
                                                                                                                            671,167
Transportation - Services - 0.6%
               825    FedEx Corp.                                                                                            93,176
Web Portals/Internet Service Providers - 2.2%
            10,670    Yahoo!, Inc.*                                                                                         344,214
Wireless Equipment - 0.5%
             3,885    Nokia Oyj (ADR)**                                                                                      80,497
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $12,374,791)                                                                                    15,190,014
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Electronic Components - Semiconductors - 0.8%
               240    Samsung Electronics Company, Ltd. (cost $87,265)                                                      122,566
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.5%
         $400,000 Mitsubishi Securities (USA), Inc., 4.875%
                  dated 3/31/06, maturing 4/3/06
                  to be repurchased at $400,163
                  collateralized by $1,450,559
                  in U.S. Government Agencies
                  0% - 8.00%, 8/25/18 - 8/1/35
                  with a value of $408,000
                  (cost $400,000)                                                                                           400,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,862,056) - 100%                                                                       $15,712,580
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
Canada                                             $ 1,064,118              6.8%
Finland                                                 80,497              0.5%
France                                                 131,026              0.8%
Germany                                                170,836              1.1%
India                                                   64,655              0.4%
South Korea                                            299,108              1.9%
Switzerland                                            416,657              2.7%
United States++                                     13,485,683             85.8%
                        Total                      $15,712,580            100.0%
                                                   ===========            =====

++    Includes Short-Term Securities (83.3% excluding Short-Term Securities)

Forward Currency Contracts
Open at March 31, 2006

                                                                           Currency Value       Unrealized
   Currency Sold and Settlement Date          Currency Units Sold              in $U.S.         Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
Euro  6/28/06                                             100,000              121,831              1,925
---------------------------------------------------------------------------------------------------------
Total                                                                         $121,831             $1,925

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of March 31, 2006 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Core Equity Portfolio                                       $382,359

Effective May 1, 2006, Janus Aspen Core Equity Portfolio will change its name to Janus Aspen Fundamental Equity Portfolio.

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 22.0%
Advertising Agencies - 0.2%
       $   750,000    Omnicom Group, Inc., 5.90%, senior notes, due 4/15/16                                           $     738,336
Agricultural Operations - 0.1%
           452,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                           438,862
Cable Television - 0.7%
         1,245,000    Cox Communications, Inc., 4.625%, notes, due 1/15/10                                                1,193,462
         1,124,043    CSC Holdings, Inc., 0%, bank loan, due 3/30/13@                                                     1,131,417
                                                                                                                          2,324,879
Casino Hotels - 0.2%
           550,000    Hard Rock Hotel, Inc., 8.875%, notes, due 6/1/13                                                      598,125
Cellular Telecommunications - 0.5%
           740,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                       763,512
           430,000    Nextel Communications, Inc., 7.375%, senior notes, due 8/1/15                                         450,957
           645,000    Rogers Wireless Communications, Inc., 8.035%, secured notes, due 12/15/10@                            665,963
                                                                                                                          1,880,432
Chemicals - Specialty - 0%
           155,000    Lubrizol Corp., 6.50%, debentures, due 10/1/34                                                        153,019
Commercial Banks - 0.5%
           300,000    Commonwealth Bank of Australia, 6.024%, bonds, due 3/15/49 (144A)                                     292,259
           900,000    Shinsei Bank, Ltd., 6.418%, bonds, due 1/20/49 (144A)@                                                885,831
           620,000    Skandinaviska Enskilda Banken AB, 5.471%, notes, due 3/29/49 (144A)@                                  594,499
                                                                                                                          1,772,589
Computer Services - 0.4%
           381,175    Affiliated Computer Services, Inc., 0%, bank loan, due 8/20/13@                                       384,510
           425,000    Sungard Data Systems, Inc., 9.125%, senior unsecured notes, due 8/15/13 (144A)                        449,438
           560,000    Sungard Data Systems, Inc., 10.25%, senior subordinated notes, due 8/15/15(144A)                      589,400
                                                                                                                          1,423,348
Computers - Peripheral Equipment - 0%
           996,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures,
                      due 5/1/03 (144A)@,&,&&,ss.                                                                                 0
Consumer Products - Miscellaneous - 0.1%
           525,000    Fortune Brands, Inc., 4.875%, notes, due 12/1/13                                                      495,178
Containers - Metal and Glass - 0.4%
           800,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                   833,000
           560,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                565,600
                                                                                                                          1,398,600
Cosmetics and Toiletries - 1.1%
         2,005,000    Gillette Co., 4.125%, senior notes, due 8/30/07**,@                                                 1,972,288
         1,890,000    Procter & Gamble Co., 4.75%, senior notes, due 6/15/07                                              1,882,931
                                                                                                                          3,855,219
Dialysis Centers - 0.2%
           834,817    Fresenius Medical Care AG & Co., 0%, bank loan, due 3/31/11**,@                                       837,689
Diversified Financial Services - 1.5%
           455,000    General Electric Capital Corp., 4.125%, senior unsecured notes, due 9/1/09                            438,701
         2,220,000    General Electric Capital Corp., 3.75%, notes, due 12/15/09                                          2,100,516
           860,000    General Electric Capital Corp., 4.375%, notes, due 11/21/11                                           817,088
         1,500,000    Zurich Financial Services USA, 6.45%, bonds, due 12/15/65 (144A)@                                   1,443,342
                                                                                                                          4,799,647
Diversified Operations - 0.1%
           200,000    Covalence Specialty Materials Corp., 10.25%, senior subordinated notes, due 3/1/16
                      (144A)                                                                                                210,000
Electric - Integrated - 2.6%
           610,000    Allegheny Energy Supply Company LLC, 8.25%, senior unsecured notes, due 4/15/12 (144A)ss.             668,713
           885,000    Dominion Resources, Inc., 5.125%, senior notes, due 12/15/09                                          872,661
           620,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                     595,622
           500,000    MidAmerican Energy Holdings Co., 6.125%, bonds, due 4/1/36 (144A)                                     489,454
         1,435,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                     1,519,856
           575,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                      543,731
         1,360,000    Southern California Edison Co., 7.625%, notes, due 1/15/10                                          1,448,821
           540,000    Southern California Edison Co., 6.00%, first mortgage notes, due 1/15/34                              535,469
         1,065,000    TXU Corp., 6.375%, senior notes, due 6/15/06                                                        1,066,939
           650,000    TXU Corp., 4.80%, senior notes, due 11/15/09                                                          624,462
           395,000    TXU Corp., 6.55%, notes, due 11/15/34                                                                 356,466
                                                                                                                          8,722,194
Electronic Components - Semiconductors - 0.2%
           702,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                        734,468
Finance - Auto Loans - 0.2%
           675,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                           654,700
Finance - Commercial - 0.3%
         1,220,000    CIT Group, Inc., 3.65%, senior notes, due 11/23/07**                                                1,188,545
Finance - Consumer Loans - 0.8%
         1,200,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                               1,173,268
         1,145,000    Household Finance Corp., 4.625%, notes, due 1/15/08                                                 1,133,010
           500,000    SLM Corp., 5.72%, notes, due 1/31/14@                                                                 480,930
                                                                                                                          2,787,208
Finance - Investment Bankers/Brokers - 0.8%
           275,000    E*Trade Financial Corp., 8.005%, senior notes, due 6/15/11                                            285,656
           400,000    E*Trade Financial Corp., 7.375%, senior notes, due 9/15/13                                            408,000
           425,000    Goldman Sachs Group, Inc., 5.35%, senior notes, due 1/15/16                                           410,491
           710,000    Jefferies Group, Inc., 5.50%, senior notes, due 3/15/16                                               677,052
         1,225,000    Jefferies Group, Inc., 6.25%, senior unsecured notes, due 1/15/36                                   1,149,688
                                                                                                                          2,930,887
Finance - Mortgage Loan Banker - 0.1%
           300,000    Residential Capital Corp., 6.00%, company guaranteed notes, due 2/22/11                               297,604
Food - Diversified - 0.7%
           970,000    General Mills, Inc., 3.875%, notes, due 11/30/07                                                      946,606
         1,430,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                       1,357,689
                                                                                                                          2,304,295
Food - Wholesale/Distribution - 0%
            48,846    Roundy's Supermarket, Inc., 7.87%, bank loan, due 10/27/11@                                            49,506
            48,846    Roundy's Supermarket, Inc., 7.72%, bank loan, due 10/27/11@                                            49,505
                                                                                                                             99,011
Foreign Government - 0.3%
         1,125,000    Canada Mortgage & Housing Corp., 4.80%, local government guaranteed notes, due 10/1/10              1,110,275
Gas - Distribution - 0.5%
           375,000    Colorado Interstate Gas Co., 6.80%, senior notes, due 11/15/15 (144A)                                 381,520
         1,145,000    Southwest Gas Corp., 7.625%, senior notes, due 5/15/12                                              1,231,124
                                                                                                                          1,612,644
Independent Power Producer - 0.4%
           144,000    Mirant North America LLC, 6.44125%, bank loan, due 1/3/13@                                            145,158
            80,482    NRG Energy, Inc., 6.97938%, bank loan, due 9/30/12@                                                    81,253
         1,092,281    NRG Energy, Inc., 6.82%, bank loan, due 9/30/12@                                                    1,105,476
           225,000    NRG Energy, Inc., 7.375%, senior notes, due 2/1/16                                                    229,781
                                                                                                                          1,561,668
Investment Management and Advisory Services - 1.0%
           425,000    Ameriprise Financial, Inc., 5.35%, senior unsecured notes, due 11/15/10                               420,708
           350,000    Ameriprise Financial, Inc., 5.65%, senior unsecured notes, due 11/15/15                               345,012
         1,030,000    Franklin Resources, Inc., 3.70%, notes, due 4/15/08                                                   997,111
           675,000    Nuveen Investments, 5.00%, senior notes, due 9/15/10                                                  652,017
           925,000    Nuveen Investments, 5.50%, senior notes, due 9/15/15                                                  889,408
                                                                                                                          3,304,256
Life and Health Insurance - 0.7%
         1,075,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A)ss.                                             1,083,561
         1,245,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                   1,307,496
                                                                                                                          2,391,057
Medical - Drugs - 0.1%
           450,000    Teva Pharmaceutical Finance Company LLC, 6.15%, bonds, due 2/1/36                                     424,137
Medical - HMO - 0.7%
           505,000    Coventry Health Care, Inc., 5.875%, senior notes, due 1/15/12                                         499,950
           650,000    Coventry Health Care, Inc., 6.125%, senior notes, due 1/15/15                                         646,576
         1,340,000    UnitedHealth Group, Inc., 3.30%, senior notes, due 1/30/08                                          1,293,727
                                                                                                                          2,440,253
Medical - Hospitals - 0.1%
           450,000    HCA, Inc., 6.50%, bonds, due 2/15/16                                                                  438,416
Motorcycle and Motor Scooter Manufacturing - 0.2%
           860,000    Harley-Davidson, Inc., 3.625%, notes, due 12/15/08 (144A)                                             824,637
Multimedia - 0%
           135,660    Entravision Communications Corp., 6.03%, bank loan, due 3/7/13@                                       136,620
Mutual Insurance - 0.2%
           620,000    North Front, 5.81%, bonds, due 12/15/24 (144A)@                                                       602,574
Non-Hazardous Waste Disposal - 0.5%
         1,050,000    Allied Waste North America, Inc., 6.50%, secured notes, due 11/15/10                                1,036,875
           790,000    Waste Management, Inc., 7.375%, senior notes, due 8/1/10                                              842,772
                                                                                                                          1,879,647
Office Automation and Equipment - 0.1%
           200,000    Xerox Corp., 6.40%, senior notes, due 3/15/16                                                         198,500
Oil Companies - Exploration and Production - 0.4%
           400,000    Kerr-McGee Corp., 6.95%, secured notes, due 7/1/24                                                    406,914
           327,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                           350,708
           200,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 12/15/15                     191,500
           195,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22@                     230,100
           325,000    Ras Laffan LNG III, 5.838%, bonds, due 9/30/27 (144A)                                                 309,836
                                                                                                                          1,489,058
Oil Companies - Integrated - 0.5%
         1,770,000    ChevronTexaco Capital Co., 3.50%, company guaranteed notes, due 9/17/07**                           1,729,285
Oil Refining and Marketing - 0.3%
           475,000    Enterprise Products Operating L.P., 4.95%, senior notes, due 6/1/10                                   460,753
           410,000    Enterprise Products Operating L.P., Series B, 6.375%, company guaranteed notes, due 2/1/13            418,267
                                                                                                                            879,020
Paper and Related Products - 0.2%
           733,763    Georgia Pacific Corporation, Inc., 6.88%, bank loan, due 12/20/12@                                    738,745
Pipelines - 0.5%
         1,160,000    El Paso Corp., 7.625%, notes, due 9/1/08 (144A)**,ss.                                               1,183,200
               730    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18                                    705
           640,000    Panhandle Eastern Pipe Line Co., 4.80%, senior notes, due 8/15/08                                     628,434
                                                                                                                          1,812,339
Property and Casualty Insurance - 0.7%
         1,190,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                             1,198,777
         1,340,000    Ohio Casualty Corp., 7.30%, senior unsecured notes, due 6/15/14                                     1,396,735
                                                                                                                          2,595,512
Publishing - Periodicals - 0.2%
           513,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                   586,103
Reinsurance - 0.1%
           430,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                              407,149
REIT - Warehouse and Industrial - 0.2%
           750,000    Prologis 2006, 5.50%, senior notes, due 4/1/12                                                        741,288
Rental Auto/Equipment - 0.1%
           215,000    Hertz Corp., 8.875%, senior notes, due 1/1/14 (144A)                                                  223,063
Retail - Building Products - 0.2%
           750,000    Home Depot, Inc., 5.20%, senior notes, due 3/1/11                                                     745,215
Retail - Regional Department Stores - 0%
           124,367    Neiman Marcus Group, Inc., 7.34%, bank loan, due 3/13/13@                                             126,021
Retail - Restaurants - 0%
           162,469    Dunkin Brands, Inc., 7.06%, bank loan, due 2/6/13@                                                    162,622
Savings/Loan/Thrifts - 0.4%
           200,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 (144A)                                       193,169
           725,000    Webster Bank, 5.875%, subordinated notes, due 1/15/13                                                 720,652
           310,000    Webster Capital Trust II, 10.00%, company guaranteed notes, due 4/1/27                                335,826
                                                                                                                          1,249,647
Special Purpose Entity - 0.8%
           400,000    Mitsubishi UFJ Financial Group, Inc., 6.346%, subordinated notes, due 7/16/49@                        393,615
         1,075,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                    1,143,446
         1,200,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A)@                              1,252,088
                                                                                                                          2,789,149
Telephone - Integrated - 0.7%
           980,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                          928,117
         1,090,000    Deutsche Telekom International Finance B.V., 3.875%, company guaranteed notes, due 7/22/08**        1,056,407
           250,000    Qwest Corp., 8.16%, senior notes, due 6/15/13@                                                        275,000
                                                                                                                          2,259,524
Textile-Home Furnishings - 0.1%
           350,000    Mohawk Industries, Inc., 6.125%, senior unsecured notes, due 1/15/16                                  346,544
Transportation - Railroad - 0.1%
           350,000    BNSF Funding Trust I, 6.613%, company guaranteed notes, due 12/15/55@                                 343,077
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $77,838,538)                                                                                 76,792,880
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.1%
Cable Television - 0.1%
EUR        340,000    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13 (144A)** (cost $432,706)               458,385
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 30.9%
       $ 1,311,317    Credit Suisse First Boston Mortgage
                        Securities Corp., 5.00%, due 8/25/20                                                              1,284,223
         1,437,644    Fannie Mae, 7.00%, due 9/1/14                                                                       1,478,779
         1,024,554    Fannie Mae, 6.00%, due 6/1/17                                                                       1,038,804
           890,107    Fannie Mae, 5.00%, due 11/1/18                                                                        869,550
           801,935    Fannie Mae, 4.50%, due 5/1/19                                                                         767,484
         1,915,445    Fannie Mae, 4.50%, due 5/1/19                                                                       1,833,158
         1,614,912    Fannie Mae, 4.50%, due 5/1/19                                                                       1,545,535
           609,567    Fannie Mae, 4.00%, due 6/1/19                                                                         570,772
           319,557    Fannie Mae, 5.50%, due 8/1/19                                                                         317,727
         1,736,122    Fannie Mae, 5.00%, due 8/1/19                                                                       1,694,110
         1,047,441    Fannie Mae, 5.50%, due 9/1/19                                                                       1,041,440
           203,378    Fannie Mae, 5.50%, due 9/1/19                                                                         202,372
           426,703    Fannie Mae, 4.00%, due 2/1/20                                                                         399,080
           602,764    Fannie Mae, 4.50%, due 4/1/20                                                                         576,588
           396,066    Fannie Mae, 5.00%, due 10/1/20                                                                        386,298
           297,585    Fannie Mae, 4.00%, due 12/1/20                                                                        278,321
         2,107,984    Fannie Mae, 5.50%, due 9/1/24                                                                       2,076,510
         1,477,417    Fannie Mae, 5.00%, due 5/1/25                                                                       1,419,446
           382,659    Fannie Mae, 7.00%, due 11/1/28                                                                        394,935
           425,359    Fannie Mae, 6.50%, due 2/1/31                                                                         441,497
           809,412    Fannie Mae, 7.00%, due 2/1/32                                                                         835,378
           770,306    Fannie Mae, 6.50%, due 5/1/32                                                                         791,409
           360,335    Fannie Mae, 6.50%, due 7/1/32                                                                         368,410
         2,889,789    Fannie Mae, 5.50%, due 2/1/33                                                                       2,827,619
           655,699    Fannie Mae, 6.50%, due 3/1/33                                                                         670,393
         1,265,596    Fannie Mae, 5.50%, due 11/1/33                                                                      1,237,840
         1,518,274    Fannie Mae, 5.00%, due 11/1/33                                                                      1,449,505
           909,384    Fannie Mae, 5.50%, due 1/1/34                                                                         889,440
         1,421,158    Fannie Mae, 5.50%, due 2/1/34                                                                       1,389,262
         3,663,850    Fannie Mae, 5.00%, due 3/1/34                                                                       3,497,899
         1,523,445    Fannie Mae, 5.00%, due 4/1/34                                                                       1,452,922
           648,256    Fannie Mae, 5.00%, due 4/1/34                                                                         618,894
         1,341,632    Fannie Mae, 3.887%, due 5/1/34                                                                      1,298,206
         1,410,610    Fannie Mae), 5.00%, due 6/1/34                                                                      1,345,310
           679,104    Fannie Mae, 4.50%, due 6/1/34                                                                         628,213
         2,417,966    Fannie Mae, 6.00%, due 7/1/34                                                                       2,425,019
           616,686    Fannie Mae, 5.00%, due 7/1/34                                                                         588,139
           803,057    Fannie Mae, 6.50%, due 8/1/34                                                                         821,615
           159,366    Fannie Mae, 6.50%, due 9/1/34                                                                         163,801
           325,699    Fannie Mae, 5.50%, due 11/1/34                                                                        318,389
         2,878,175    Fannie Mae, 5.50%, due 12/1/34                                                                      2,813,578
         1,342,695    Fannie Mae, 5.50%, due 2/1/35                                                                       1,313,249
           114,344    Fannie Mae, 4.50%, due 2/1/35                                                                         105,775
         1,547,273    Fannie Mae, 5.50%, due 3/1/35                                                                       1,510,761
           940,913    Fannie Mae, 5.00%, due 4/1/35                                                                         895,983
           367,383    Fannie Mae, 4.50%, due 4/1/35                                                                         339,005
         1,983,222    Fannie Mae, 5.00%, due 5/1/35                                                                       1,888,521
         1,464,955    Fannie Mae, 5.50%, due 7/1/35                                                                       1,430,386
           757,462    Fannie Mae, 4.694%, due 7/1/35                                                                        737,031
           856,539    Fannie Mae, 4.43%, due 7/1/35                                                                         844,220
         1,277,772    Fannie Mae, 6.00%, due 9/1/35                                                                       1,281,449
           654,413    Fannie Mae, 6.50%, due 10/1/35                                                                        667,715
         1,715,343    Fannie Mae, 6.00%, due 12/1/35                                                                      1,715,952
           299,246    Fannie Mae, 4.50%, due 12/1/35                                                                        276,131
           185,376    Fannie Mae, 7.00%, due 1/1/36                                                                         190,914
           791,895    Fannie Mae, 7.00%, due 1/1/36**                                                                       815,569
         1,172,673    Fannie Mae, 6.50%, due 1/1/36                                                                       1,196,493
           989,863    Fannie Mae, 5.50%, due 1/1/36                                                                         966,504
         1,039,498    Fannie Mae, 7.00%, due 2/1/36                                                                       1,070,574
         1,888,846    Fannie Mae, 7.00%, due 3/1/36                                                                       1,945,276
         1,923,384    Fannie Mae, 6.00%, due 3/1/36                                                                       1,923,384
         1,253,109    Federal Home Loan Bank System, 4.75%, due 10/25/10                                                  1,234,312
         1,636,490    Federal Home Loan Bank System, 5.27%, due 12/28/12                                                  1,620,189
         1,206,773    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                   1,180,046
         1,024,540    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                   1,001,848
         1,184,057    Freddie Mac, 6.50%, due 3/1/13                                                                      1,202,222
           500,691    Freddie Mac, 5.50%, due 1/1/16                                                                        497,955
           758,730    Freddie Mac, 5.50%, due 1/1/18                                                                        754,340
         2,382,144    Freddie Mac, 4.50%, due 2/1/18                                                                      2,280,144
         1,311,014    Freddie Mac, 5.00%, due 9/1/18                                                                      1,280,159
         1,249,388    Freddie Mac, 4.00%, due 4/1/19                                                                      1,166,700
         1,646,830    Freddie Mac, 5.00%, due 2/1/20                                                                      1,605,475
           297,282    Freddie Mac, 4.00%, due 9/1/20                                                                        277,305
           397,096    Freddie Mac, 5.00%, due 1/1/21                                                                        387,041
           576,882    Freddie Mac, 5.50%, due 2/1/21                                                                        573,090
           688,175    Freddie Mac, 6.00%, due 11/1/33                                                                       688,971
           791,948    Freddie Mac, 5.50%, due 11/1/33                                                                       774,760
         1,360,562    Freddie Mac, 6.00%, due 2/1/34                                                                      1,366,363
           759,609    Freddie Mac, 5.00%, due 5/1/34                                                                        724,081
           540,940    Freddie Mac, 5.00%, due 5/1/34                                                                        515,639
           316,443    Freddie Mac, 6.50%, due 7/1/34                                                                        324,882
           152,750    Freddie Mac, 6.50%, due 7/1/34                                                                        156,823
           157,252    Freddie Mac, 6.50%, due 6/1/35                                                                        160,312
         2,306,416    Freddie Mac, 5.50%, due 6/1/35                                                                      2,255,334
         5,152,794    Freddie Mac, 5.00%, due 7/1/35                                                                      4,903,929
           857,186    Freddie Mac, 5.00%, due 8/1/35                                                                        815,786
         1,307,976    Freddie Mac, 5.50%, due 9/1/35                                                                      1,277,454
           343,718    Freddie Mac, 5.50%, due 9/1/35                                                                        335,697
         1,448,321    Freddie Mac, 5.50%, due 10/1/35                                                                     1,415,881
           648,729    Ginnie Mae, 6.00%, due 2/15/33                                                                        656,796
           870,875    Ginnie Mae, 4.50%, due 10/15/33                                                                       820,490
         1,863,165    Ginnie Mae, 6.00%, due 10/20/34                                                                     1,879,508
           757,257    Ginnie Mae, 6.50%, due 2/20/35                                                                        776,897
           591,930    Ginnie Mae, 5.50%, due 3/15/35                                                                        586,362
         1,948,692    Ginnie Mae, 5.50%, due 3/20/35                                                                      1,924,284
         1,385,311    Ginnie Mae, 5.50%, due 5/20/35                                                                      1,367,959
         2,411,161    Ginnie Mae, 5.00%, due 10/15/35                                                                     2,336,389
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $110,297,515)                                                                    107,288,185
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Finance - Other Services - 0.2%
            10,868    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                   581,438
REIT - Diversified - 0.2%
            30,500    iStar Financial, Inc., 7.875%                                                                         768,600
Savings/Loan/Thrifts - 0.2%
            25,480    Chevy Chase Bank FSB, 8.00%                                                                           668,850
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $2,063,890)                                                                                   2,018,888
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 12.7%
       $ 2,425,000    Fannie Mae, 4.25%, due 9/15/07                                                                      2,396,067
        15,800,000    Fannie Mae, 3.25%, due 11/15/07                                                                    15,351,311
         8,995,000    Fannie Mae, 5.50%, due 3/15/11                                                                      9,123,431
           900,000    Fannie Mae, 5.00%, due 3/15/16                                                                        886,961
         1,140,000    Fannie Mae, 6.625%, due 11/15/30#                                                                   1,337,528
         2,885,000    Freddie Mac, 3.875%, due 6/15/08#                                                                   2,814,058
         5,344,000    Freddie Mac, 4.875%, due 2/17/09#                                                                   5,315,223
         7,035,000    Freddie Mac, 4.125%, due 7/12/10                                                                    6,762,126
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $44,759,421)                                                                        43,986,705
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 17.1%
         3,065,000    U.S. Treasury Notes, 4.125%, due 8/15/08#                                                           3,021,180
        12,670,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                         12,525,485
         6,079,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                            6,026,283
           865,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                             823,913
         7,805,000    U.S. Treasury Notes, 4.50%, due 2/28/11#                                                            7,691,280
           529,681    U.S. Treasury Notes, 1.625%, due 1/15/15#,@@                                                          499,866
         4,545,000    U.S. Treasury Notes, 4.50%, due 11/15/15#                                                           4,410,427
         1,995,000    U.S. Treasury Notes, 4.50%, due 2/15/16#                                                            1,940,293
         3,250,000    U.S. Treasury Notes, 7.50%, due 11/15/16#                                                           3,927,167
         2,350,000    U.S. Treasury Notes, 8.875%, due 8/15/17#                                                           3,137,800
         2,455,000    U.S. Treasury Notes, 8.875%, due 2/15/19#                                                           3,342,060
         1,925,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                            2,387,150
         4,629,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                            5,249,939
         2,209,000    U.S. Treasury Notes, 5.25%, due 2/15/29#                                                            2,268,195
         1,635,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                            1,910,779
           110,000    U.S. Treasury Bonds, 5.375%, due 2/15/31#                                                             115,792
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $60,742,766)                                                                       59,277,609
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 14.5%
        50,356,793    State Street Navigator Securities Lending Prime Portfolio+ (cost $50,356,793)                      50,356,793
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.1%
       $ 7,300,000        Mitsubishi Securities (USA), Inc., 4.875%
                           dated 3/31/06, maturing 4/3/06
                           to be repurchased at $7,302,966
                           collateralized by $26,472,702
                           in U.S. Government Agencies
                           0% - 8.00%, 8/25/18 - 8/1/35
                           with a value of $7,446,000
                           (cost $7,300,000)                                                                              7,300,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $353,791,629) - 100%                                                                     $347,479,445
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

                                                                % of Investment
Country                                                 Value        Securities
Australia                                        $    292,259              0.1%
Belgium                                               458,385              0.1%
Canada                                              3,505,523              1.0%
Cayman Islands                                      2,531,534              0.7%
Germany                                               837,689              0.2%
Netherlands                                         1,056,407              0.3%
Qatar                                                 309,836              0.1%
Sweden                                                594,499              0.2%
United States++                                   337,893,313             97.3%
                            Total                $347,479,445            100.0%
                                                  ===========            ======

++ Includes Short-Term Securities and Other Securities (80.7% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at March 31, 2006

                                                                    Currency Value in      Unrealized
   Currency Sold and Settlement Date        Currency Units Sold           $U.S.            Gain/(Loss)
-------------------------------------------------------------------------------------------------------
Euro  6/28/06                                     360,000                $438,592            $6,930
-------------------------------------------------------------------------------------------------------
Total                                                                    $438,592            $6,930

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

@     Rate is subject to change. Rate shown reflects current rate.

& Security is a defaulted security with accrued interest in the amount of $39,840 that was written-off December 10, 2001. It is anticipated that sometime during the second quarter of 2006, a second principal payment will be received by the Portfolio.

@@    Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of March 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

&& Schedule of Fair Valued Securities (as of March 31, 2006)

                                                                                                      Value as a %
                                                                                  Value         of Investment Securities
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)                    --                              0.0%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                        Value as a %
                                                                          Acquisition    Acquisition                   of Investment
                                                                              Date           Cost          Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Allegheny Energy Supply Company LLC, 8.25%
    senior unsecured notes, due 4/15/12 (144A)                             5/11/04 -
                                                                             7/13/04         608,000    $  668,713          0.2%
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                                               4/25/03 -
                                                                             5/21/03       1,076,832     1,083,561          0.3%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)&&           3/6/00          85,975            --          0.0%
El Paso Corp., 7.625%
    notes, due 9/1/08 (144A)                                               11/5/04 -
                                                                             1/18/06       1,189,031     1,183,200          0.3%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          $2,959,838    $2,935,474          0.8%
====================================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of March 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of March 31, 2006 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                                   $5,987,358

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2006.

Janus Aspen Foreign Stock Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.1%
Advertising Agencies - 0.0%
               124    Interpublic Group of Companies, Inc.*                                                             $     1,185
Advertising Services - 2.0%
            28,336    WPP Group PLC                                                                                         339,396
Agricultural Chemicals - 2.8%
             3,325    Syngenta A.G.*                                                                                        467,376
Audio and Video Products - 1.2%
             4,500    Sony Corp.                                                                                            207,506
Beverages - Wine and Spirits - 2.7%
            29,156    Diageo PLC                                                                                            459,235
Brewery - 1.6%
             7,021    Heineken N.V.*                                                                                        265,876
Broadcast Services and Programming - 1.5%
            12,720    Grupo Televisa S.A. (ADR)                                                                             253,128
Cable Television - 2.8%
            19,898    Shaw Communications, Inc. - Class B                                                                   474,512
Cellular Telecommunications - 2.1%
           167,527    Vodafone Group PLC                                                                                    350,170
Chemicals - Diversified - 1.5%
             4,792    Akzo Nobel N.V.*                                                                                      254,163
Chemicals - Specialty - 2.1%
               457    Givaudan S.A.                                                                                         351,297
Distribution/Wholesale - 2.4%
            52,000    Esprit Holdings, Ltd.                                                                                 404,707
Diversified Operations - 10.1%
            42,000    Hutchison Whampoa, Ltd.                                                                               383,909
             5,541    Louis Vuitton Moet Hennessy S.A.                                                                      542,446
            18,886    Smiths Group PLC                                                                                      322,607
            15,900    Tyco International, Ltd. (U.S. Shares)                                                                427,392
                                                                                                                          1,676,354
Electronic Components - Miscellaneous - 4.5%
            22,475    Koninklijke (Royal) Philips Electronics N.V.*                                                         758,317
Finance - Consumer Loans - 2.0%
             2,790    Acom Company, Ltd.                                                                                    163,825
             2,900    Promise Company, Ltd.                                                                                 175,510
                                                                                                                            339,335
Food - Diversified - 1.9%
             1,097    Nestle S.A.                                                                                           325,690
Hotels and Motels - 4.3%
             2,803    Accor S.A.                                                                                            161,170
            12,630    Fairmont Hotels & Resorts, Inc. (U.S. Shares)                                                         564,561
                                                                                                                            725,731
Insurance Brokers - 5.1%
            24,450    Willis Group Holdings, Ltd.                                                                           837,657
Machinery - Pumps - 2.7%
             6,941    Pfeiffer Vacuum Technology A.G.*                                                                      451,190
Medical - Drugs - 4.9%
            11,433    GlaxoSmithKline PLC                                                                                   298,647
             9,200    Takeda Pharmaceutical Company, Ltd.                                                                   524,159
                                                                                                                            822,806
Miscellaneous Manufacturing - 2.3%
           178,189    FKI PLC                                                                                               389,816
Multimedia - 2.8%
            13,856    Vivendi Universal S.A.                                                                                474,319
Oil Companies - Integrated - 4.8%
            33,354    BP PLC                                                                                                383,163
             1,568    Total S.A. - Class B                                                                                  413,341
                                                                                                                            796,504
Property and Casualty Insurance - 12.4%
                40    Millea Holdings, Inc.                                                                                 789,508
           139,000    Nipponkoa Insurance Company, Ltd.                                                                   1,265,430
                                                                                                                          2,054,938
Publishing - Books - 2.5%
            29,225    Reed Elsevier N.V.*                                                                                   419,030
Publishing - Newspapers - 1.3%
            67,969    Independent News & Media PLC                                                                          219,454
Publishing - Periodicals - 0.8%
             5,145    Wolters Kluwer N.V.*                                                                                  128,064
Rubber/Plastic Products - 1.6%
            15,000    Tenma Corp.                                                                                           273,444
Television - 4.4%
            78,699    British Sky Broadcasting Group PLC                                                                    736,974
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $10,488,992)                                                                                    15,258,174
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.1%
Soap and Cleaning Preparations - 1.1%
             1,603    Henkel KGaA (cost $101,008)                                                                           187,266
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Agricultural Chemicals - 0%
             3,325    Syngenta S.A. (cost $0)                                                                                 4,183
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 7.8%
        $1,300,000    Mitsubishi Securities (USA), Inc., 4.875%
                       dated 3/31/06, maturing 4/3/06
                       to be repurchased a $1,300,528
                       collateralized by $4,714,317
                       in U.S. Government Agencies
                       0% - 8.00%, 8/25/18 - 8/1/35
                       with a value of $1,326,000
                       (cost $1,300,000)                                                                                  1,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $11,890,000) - 100%                                                                       $16,749,623
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Bermuda                                  $1,669,756              10.1%
Canada                                    1,039,073               6.1
France                                    1,591,276               9.6
Germany                                     638,456               3.8
Hong Kong                                   383,909               2.3
Ireland                                     219,454               1.3
Japan                                     3,399,382              20.3
Mexico                                      253,128               1.5
Netherlands                               1,825,450              10.9
Switzerland                               1,148,546               6.8
United Kingdom                            3,280,008              19.5
United States++                           1,301,185               7.8
Total                                   $16,749,623             100.0%
                                        ===========             ======

++    Includes Short-Term Securities (0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
 Common Stock - 94.2%
Agricultural Chemicals - 4.1%
           247,420    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                         $   21,795,228
           156,467    Syngenta A.G.*                                                                                     21,993,638
                                                                                                                         43,788,866
Athletic Footwear - 1.9%
           237,525    NIKE, Inc. - Class B                                                                               20,213,378
Casino Hotels - 6.7%
           409,405    Harrah's Entertainment, Inc.                                                                       31,917,214
           711,550    Las Vegas Sands Corp.*,#                                                                           40,316,423
                                                                                                                         72,233,637
Coal - 1.9%
           408,015    Peabody Energy Corp.                                                                               20,568,036
Computers - 3.8%
           276,870    Apple Computer, Inc.*                                                                              17,365,286
           272,235    Research In Motion, Ltd. (U.S. Shares)*                                                            23,107,307
                                                                                                                         40,472,593
Cosmetics and Toiletries - 3.0%
           554,325    Procter & Gamble Co.                                                                               31,940,207
E-Commerce/Services - 2.6%
           718,487    eBay, Inc.*                                                                                        28,064,102
Entertainment Software - 3.5%
           681,025    Electronic Arts, Inc.*                                                                             37,265,688
Finance - Consumer Loans - 0.9%
           180,450    SLM Corp.                                                                                           9,372,573
Finance - Investment Bankers/Brokers - 2.9%
           196,465    Goldman Sachs Group, Inc.                                                                          30,837,146
Food - Retail - 0.2%
            35,980    Whole Foods Market, Inc.                                                                            2,390,511
Medical - Biomedical and Genetic - 8.3%
           841,970    Celgene Corp.*                                                                                     37,231,913
           608,595    Genentech, Inc.*                                                                                   51,432,365
                                                                                                                         88,664,278
Medical - HMO - 13.3%
         1,782,000    Aetna, Inc.                                                                                        87,567,480
           994,205    UnitedHealth Group, Inc.                                                                           55,536,291
                                                                                                                        143,103,771
Medical Instruments - 2.5%
           225,610    Intuitive Surgical, Inc.*,#                                                                        26,621,980
Oil Companies - Exploration and Production - 4.6%
           504,910    Apache Corp.                                                                                       33,076,654
           227,355    EOG Resources, Inc.                                                                                16,369,560
                                                                                                                         49,446,214
Oil Companies - Integrated - 13.5%
           142,285    Amerada Hess Corp.                                                                                 20,261,384
           477,110    BP PLC (ADR)#                                                                                      32,891,963
           868,155    ConocoPhillips                                                                                     54,823,988
           397,895    Occidental Petroleum Corp.                                                                         36,864,972
                                                                                                                        144,842,307
Oil Refining and Marketing - 1.9%
           336,895    Valero Energy Corp.                                                                                20,139,583
Optical Supplies - 2.1%
           214,410    Alcon, Inc. (U.S. Shares)#                                                                         22,354,387
Radio - 1.6%
           791,950    XM Satellite Radio Holdings, Inc.- Class A*,#                                                      17,636,727
Retail - Auto Parts - 2.5%
           652,692    Advance Auto Parts, Inc.#                                                                          27,178,095
Retail - Building Products - 1.5%
           247,425    Lowe's Companies, Inc.                                                                             15,944,067
Retail - Restaurants - 0.6%
           178,040    Starbucks Corp.*                                                                                    6,701,426
Soap and Cleaning Preparations - 1.0%
           304,112    Reckitt Benckiser PLC                                                                              10,705,800
Super-Regional Banks - 4.0%
           672,240    Wells Fargo & Co.#                                                                                 42,935,969
Web Portals/Internet Service Providers - 3.7%
            66,065    Google, Inc. - Class A*                                                                            25,765,350
           443,510    Yahoo!, Inc.*                                                                                      14,307,633
                                                                                                                         40,072,983
Wireless Equipment - 1.6%
           344,210    QUALCOMM, Inc.                                                                                     17,420,468
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $684,723,905)                                                                                1,010,914,792
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Agricultural Chemicals - 0%
           156,467    Syngenta S.A. (cost $0)                                                                               196,836
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.9%
        41,653,614    State Street Navigator Securities Lending Prime Portfolio+ (cost $41,653,614)                      41,653,614
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.3%
       $14,200,000    Mitsubishi Securities (USA), Inc., 4.875%
                       dated 3/31/06, maturing 4/3/06
                       to be repurchased at $14,205,769
                       collateralized by $51,494,845
                       in U.S. Government Agencies
                       0% - 8.00%, 8/25/18 - 8/1/35
                       with a value of $14,484,000
                       (cost $14,200,000)                                                                                14,200,000
------------------------------------------------------------------------------------------------------------------------------------

Short-Term U.S. Government Agency - 0.6%
         6,709,000    Fannie Mae, 4.69%, 8/16/06 (cost $6,589,257)                                                        6,587,097

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $747,166,776) - 100%                                                                   $1,073,552,339
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                                   Value       % of Investment Securities
Canada                               $   44,902,535               4.2%
Switzerland                              44,544,861               4.1
United Kingdom                           43,597,763               4.1
United States++                         940,507,180              87.6
Total                                $1,073,552,339             100.0%
                                     ==============             ======

++ Includes Short-Term Securities and Other Securities (81.8% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

+     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.7%
Agricultural Chemicals - 2.4%
             6,764    Syngenta A.G.*,**                                                                                 $   950,775
Dental Supplies and Equipment - 1.3%
            14,780    Patterson Companies, Inc.*                                                                            520,256
Diagnostic Kits - 1.6%
            17,395    Dade Behring Holdings, Inc.                                                                           621,175
Drug Delivery Systems - 1.1%
            11,050    Hospira, Inc.*                                                                                        436,033
Food - Dairy Products - 1.0%
            10,280    Dean Foods Co.*                                                                                       399,172
Instruments - Scientific - 2.0%
            11,485    Fisher Scientific International, Inc.*                                                                781,554
Medical - Biomedical and Genetic - 7.9%
            17,445    Alexion Pharmaceuticals, Inc.*                                                                        617,902
             7,435    Amgen, Inc.*,**                                                                                       540,896
            37,480    Fibrogen, Inc.*,&&,ss.                                                                                170,534
             6,230    Genentech, Inc.*                                                                                      526,497
             6,300    Genmab A/S*                                                                                           198,362
             5,535    Genzyme Corp.*                                                                                        372,063
             9,425    Invitrogen Corp.*                                                                                     660,976
                                                                                                                          3,087,230
Medical - Drugs - 28.1%
            12,990    Abbott Laboratories                                                                                   551,685
            39,570    Adolor Corp.*                                                                                         941,766
            29,690    Cubist Pharmaceuticals, Inc.*                                                                         681,979
            16,175    Endo Pharmaceuticals Holdings, Inc.*                                                                  530,702
            14,405    Forest Laboratories, Inc.*                                                                            642,895
            20,045    Idenix Pharmaceuticals, Inc.*                                                                         272,011
            23,900    K-V Pharmaceutical Co. - Class A*                                                                     576,468
            33,150    Ligand Pharmaceuticals, Inc. - Class B*                                                               425,978
            22,890    Merck & Company, Inc.                                                                                 806,415
             9,585    Novartis A.G.**                                                                                       533,131
            29,510    Pfizer, Inc.                                                                                          735,389
            65,610    POZEN, Inc.*                                                                                        1,095,687
             9,962    Roche Holding A.G.**                                                                                1,483,466
            14,635    Shire PLC (ADR)**                                                                                     680,381
            11,699    Stada Arzneimittel A.G.                                                                               504,439
            10,445    Wyeth                                                                                                 506,791
                                                                                                                         10,969,183
Medical - Generic Drugs - 2.7%
             5,385    Barr Pharmaceuticals, Inc.*                                                                           339,147
            17,195    Teva Pharmaceutical Industries, Ltd. (ADR)                                                            708,090
                                                                                                                          1,047,237
Medical - HMO - 10.4%
            29,990    Aetna, Inc.                                                                                         1,473,709
            25,970    Centene Corp.*                                                                                        757,545
            21,647    Coventry Health Care, Inc.*                                                                         1,168,505
            12,005    UnitedHealth Group, Inc.                                                                              670,599
                                                                                                                          4,070,358
Medical - Hospitals - 0.8%
             8,450    United Surgical Partners International, Inc.*                                                         299,215
Medical - Nursing Homes - 1.3%
            11,680    Manor Care, Inc.                                                                                      518,008
Medical - Wholesale Drug Distributors - 2.8%
            14,875    Cardinal Health, Inc.                                                                               1,108,485
Medical Instruments - 3.1%
            23,440    Boston Scientific Corp.*                                                                              540,292
             9,015    St. Jude Medical, Inc.*                                                                               369,615
            23,015    Stereotaxis, Inc.*                                                                                    290,219
                                                                                                                          1,200,126
Medical Products - 3.4%
             8,990    Johnson & Johnson                                                                                     532,388
             8,290    Stryker Corp.                                                                                         367,579
             7,770    Varian Medical Systems, Inc.*                                                                         436,363
                                                                                                                          1,336,330
Optical Supplies - 1.0%
             3,855    Alcon, Inc. (U.S. Shares)**                                                                           401,922
Pharmacy Services - 3.3%
            14,645    Caremark Rx, Inc.*                                                                                    720,241
             9,730    Medco Health Solutions, Inc.*                                                                         556,751
                                                                                                                          1,276,992
Physical Therapy and Rehabilitation Centers - 1.7%
           132,140    HEALTHSOUTH Corp.*                                                                                    659,379
Respiratory Products - 1.4%
            13,900    Respironics, Inc.*                                                                                    540,849
Sugar - 1.9%
            11,000    Cosan S.A. Industria e Comercio*                                                                      754,344
Therapeutics - 11.5%
             2,030    Amylin Pharmaceuticals, Inc.*                                                                          99,369
            18,000    Gilead Sciences, Inc.*                                                                              1,119,960
            31,950    MGI Pharma, Inc.*                                                                                     559,125
            15,875    Neurocrine Biosciences, Inc.*                                                                       1,024,573
            24,835    Nuvelo, Inc.*                                                                                         442,560
            18,750    United Therapeutics Corp.*                                                                          1,242,749
                                                                                                                          4,488,336
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $26,039,585)                                                                                    35,466,959
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 4.7%
Finance - Investment Bankers/Brokers - 4.5%
            21,935    Goldman Sachs Group, Inc., convertible, (Celgene Corp.), 0% @                                       1,757,761
Medical - Biomedical and Genetic - 0.2%
            55,203    Cougar Technology, Inc.                                                                                95,501
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $1,632,934)                                                                                   1,853,262
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.6%
        $1,800,000    Mitsubishi Securities (USA), Inc., 4.875%
                         dated 3/31/06, maturing 4/3/06
                         to be repurchased at $1,800,731
                         collateralized by $6,527,516
                         in U.S. Government Agencies
                         0% - 8.00%, 8/25/18 - 8/1/35
                         with a value of $1,836,000
                         (cost $1,800,000)                                                                                1,800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $29,472,519) - 100%                                                                       $39,120,221
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                                    Value      % of Investment Securities
--------------------------------------------------------------------------------
Brazil                                  $754,344                            1.9%
Denmark                                  198,362                            0.5%
Germany                                  504,439                            1.3%
Israel                                   708,090                            1.8%
Switzerland                            3,369,294                            8.6%
United Kingdom                           680,381                            1.8%
United States++                       32,905,311                           84.1%
--------------------------------------------------------------------------------
Total                                $39,120,221                          100.0%

++    Includes Short-Term Securities (79.5% excluding Short-Term Securities)

Forward Currency Contracts
Open at March 31, 2006

Currency Sold and              Currency              Currency        Unrealized
Settlement Date              Units Sold       Value in  $U.S.       Gain/(Loss)
-------------------------------------------------------------------------------
British Pound  8/10/06           95,000              $165,348           $  (275)
Swiss Franc  6/28/06            870,000               673,860            19,043
Swiss Franc  8/10/06            100,000                77,800              (331)
-------------------------------------------------------------------------------
Total                                                $917,008           $18,437

Schedule of Short Sales
as of March 31, 2006

Shares                         Short Securities                            Value
--------------------------------------------------------------------------------
11,610        Kindred Healthcare, Inc.* (proceeds of $273,805)          $291,992
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, short sales, forward currency contracts, option contracts, and/or securities with extended settlement dates.

@     Security is illiquid.

&& Schedule of Fair Valued Securities (as of March 31, 2006)

                                                         Value         Value as a % of
                                                                   Investment Securities
----------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Fibrogen, Inc.                                          $170,534           0.4%
----------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                    Acquisition            Acquisition                           Value as a % of
                                                        Date                   Cost              Value        Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Fibrogen, Inc.&&                                     12/28/04 -
                                                     11/08/05                $170,534           $170,534               0.4%
------------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, short sales, forward currency contracts, option contracts and/or securities with extended settlement dates as of March 31, 2006 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                          $4,330,635
--------------------------------------------------------------------------------

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.4%
Applications Software - 5.9%
            67,020    Citrix Systems, Inc.*                                                                            $  2,540,058
            37,300    Infosys Technologies, Ltd.                                                                          2,498,376
           138,660    Microsoft Corp.                                                                                     3,772,939
           136,370    Quest Software, Inc.*,#                                                                             2,277,379
                                                                                                                         11,088,752
Audio and Video Products - 1.1%
            44,700    Sony Corp.**                                                                                        2,061,227
Chemicals - Diversified - 0.6%
            22,100    Shin-Etsu Chemical Company, Ltd.**                                                                  1,200,198
Commercial Services - Finance - 1.2%
            55,520    Paychex, Inc.                                                                                       2,312,963
Computer Services - 1.1%
            83,705    Ceridian Corp.*                                                                                     2,130,292
Computers - 5.5%
            81,435    Apple Computer, Inc.*                                                                               5,107,603
            66,395    Dell, Inc.*                                                                                         1,975,915
            33,510    Research In Motion, Ltd. (U.S. Shares)*                                                             2,844,329
           101,270    Sun Microsystems, Inc.*                                                                               519,515
                                                                                                                         10,447,362
Computers - Memory Devices - 3.7%
           326,325    EMC Corp.*                                                                                          4,447,809
            43,030    SanDisk Corp.*                                                                                      2,475,086
                                                                                                                          6,922,895
Computers - Peripheral Equipment - 1.1%
            52,099    Logitech International S.A.*                                                                        2,074,191
Data Processing and Management - 0.5%
            19,445    NAVTEQ Corp.*                                                                                         984,889
Diversified Operations - 0.8%
           164,000    Hutchison Whampoa, Ltd.                                                                             1,499,074
E-Commerce/Products - 2.3%
            52,250    Amazon.com, Inc.*                                                                                   1,907,648
            95,670    Submarino S.A.*                                                                                     2,473,538
                                                                                                                          4,381,186
E-Commerce/Services - 1.1%
            52,230    eBay, Inc.*                                                                                         2,040,104
Electric Products - Miscellaneous - 1.1%
           362,000    Toshiba Corp.**                                                                                     2,104,792
Electronic Components - Miscellaneous - 2.1%
           343,316    Hon Hai Precision Industry Company, Ltd.**                                                          2,117,580
            53,870    Koninklijke (Royal) Philips Electronics N.V.*,**                                                    1,817,598
                                                                                                                          3,935,178
Electronic Components - Semiconductors - 14.9%
           137,680    Advanced Micro Devices, Inc.*                                                                       4,565,468
         1,614,057    ARM Holdings PLC**                                                                                  3,715,368
            54,760    International Rectifier Corp.*,#                                                                    2,268,707
            53,815    MEMC Electronic Materials, Inc.*                                                                    1,986,850
            66,440    Microsemi Corp.*,#                                                                                  1,934,068
           149,519    MIPS Technologies, Inc.*                                                                            1,115,412
             6,250    Samsung Electronics Company, Ltd.**                                                                 4,041,717
            64,563    Silicon-On-Insulator Technologies (SOITEC)*,**                                                      2,190,274
            50,980    SiRF Technology Holdings, Inc.*,#                                                                   1,805,202
           133,960    Texas Instruments, Inc.                                                                             4,349,681
                                                                                                                         27,972,747
Electronic Forms - 1.3%
            69,233    Adobe Systems, Inc.*                                                                                2,417,616
Electronic Measuring Instruments - 0.5%
            22,295    Trimble Navigation, Ltd.*                                                                           1,004,390
Energy - Alternate Sources - 2.5%
           126,300    Suntech Power Holdings Company, Ltd. (ADR)*                                                         4,671,837
Enterprise Software/Services - 6.0%
            77,870    CA, Inc.                                                                                            2,118,843
           347,320    Oracle Corp.*                                                                                       4,754,810
            21,075    SAP A.G.**                                                                                          4,585,996
                                                                                                                         11,459,649
Entertainment Software - 2.5%
           165,469    Activision, Inc.*                                                                                   2,281,818
            46,335    Electronic Arts, Inc.*                                                                              2,535,451
                                                                                                                          4,817,269
Internet Connectivity Services - 1.1%
            40,470    NDS Group PLC (ADR)*,**                                                                             2,105,654
Internet Infrastructure Software - 1.0%
           224,280    TIBCO Software, Inc.*                                                                               1,874,981
Internet Security - 2.0%
            84,435    Check Point Software Technologies, Ltd. (U.S. Shares)*                                              1,690,389
            89,080    McAfee, Inc.*                                                                                       2,167,316
                                                                                                                          3,857,705
Medical - Drugs - 1.1%
            92,100    Cubist Pharmaceuticals, Inc.*                                                                       2,115,537
Networking Products - 3.6%
           106,150    Cisco Systems, Inc.*                                                                                2,300,271
           237,400    Juniper Networks, Inc.*                                                                             4,539,088
                                                                                                                          6,839,359
Semiconductor Components/Integrated Circuits - 6.5%
            23,385    Actions Semiconductor Company, Ltd. (ADR)*                                                            226,835
           822,000    Advanced Semiconductor                                                                                169,479
           245,595    Cypress Semiconductor Corp.*,#                                                                      4,162,835
            33,190    Marvell Technology Group, Ltd.*                                                                     1,795,579
           104,360    Maxim Integrated Products, Inc.                                                                     3,876,974
         1,100,084    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                  2,169,686
                                                                                                                         12,401,388
Semiconductor Equipment - 2.0%
            95,410    ASM Lithography Holding N.V. (U.S. Shares)*,**,#                                                    1,943,502
            39,565    KLA-Tencor Corp.                                                                                    1,913,363
                                                                                                                          3,856,865
Telecommunication Equipment - 2.3%
           159,694    Arris Group, Inc.*,#                                                                                2,197,389
            46,490    Harris Corp.                                                                                        2,198,513
                                                                                                                          4,395,902
Telecommunication Services - 3.7%
           134,205    Amdocs, Ltd. (U.S. Shares)*,**                                                                      4,839,432
            70,145    NeuStar, Inc. - Class A*,#                                                                          2,174,495
                                                                                                                          7,013,927
Television - 0.9%
           181,238    British Sky Broadcasting Group PLC**                                                                1,697,196
Web Portals/Internet Service Providers - 4.6%
             6,170    Google, Inc. - Class A*                                                                             2,406,300
           194,865    Yahoo!, Inc.*                                                                                       6,286,345
                                                                                                                          8,692,645
Wireless Equipment - 4.8%
           103,910    Nokia Oyj (ADR)**                                                                                   2,153,015
            91,905    QUALCOMM, Inc.                                                                                      4,651,312
            59,990    Telefonaktiebolaget LM Ericsson (ADR)#                                                              2,262,823
                                                                                                                          9,067,150
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $129,518,832)                                                                                  169,444,920
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
Computers - Peripheral Equipment - 0%
       $ 1,000,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures,
                      due 5/1/03 (144A)@,~,&&,ss. (cost $148,698)                                                                 0
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Wireless Equipment - 0.3%
            10,840    Crown Castle International Corp., convertible, 6.25% (cost $542,000)                                  579,940
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.2%
        11,695,762    State Street Navigator Securities Lending Prime Portfolio+ (cost $11,695,762)                      11,695,762
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.1%
       $ 7,800,000         Mitsubishi Securities (USA), Inc., 4.875%
                           dated 3/31/06, maturing 4/3/06
                           to be repurchased at $7,803,169
                           collateralized by $28,285,901
                           in U.S. Government Agencies
                           0% - 8.00%, 8/25/18 - 8/1/35
                           with a value of $7,956,000
                           (cost $7,800,000)                                                                              7,800,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $149,705,292) - 100%                                                                     $189,520,622
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

                                                            % of Investment
Country                                             Value        Securities
Bermuda                                        $1,795,579              0.9%
Brazil                                          2,473,538              1.3%
Canada                                          2,844,329              1.5%
Cayman Islands                                  4,898,672              2.6%
China                                             169,479              0.1%
Finland                                         2,153,015              1.1%
France                                          2,190,274              1.2%
Germany                                         4,585,996              2.4%
Hong Kong                                       1,499,074              0.8%
India                                           2,498,376              1.3%
Israel                                          1,690,389              0.9%
Japan                                           5,366,217              2.8%
Netherlands                                     3,761,100              2.0%
South Korea                                     4,041,717              2.1%
Sweden                                          2,262,823              1.2%
Switzerland                                     2,074,191              1.1%
Taiwan                                          4,287,266              2.2%
United Kingdom                                 12,357,650              6.6%
United States++                               128,570,937             67.9%
                         Total               $189,520,622            100.0%
                                             ============            ======

++ Includes Short-Term Securities and Other Securities (57.6% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at March 31, 2006

                                                                        Currency Value in       Unrealized
   Currency Sold and Settlement Date             Currency Units Sold           $U.S.            Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
British Pound  5/11/06                                  1,265,000           $2,198,529           $  1,828
British Pound  8/10/06                                    425,000              739,716             (1,232)
Euro  6/28/06                                           2,000,000            2,436,621             20,051
Japanese Yen  6/28/06                                 157,000,000            1,350,643             45,906
South Korean Won  5/11/06                           1,025,000,000            1,056,694            (72,839)
Taiwan Dollar  5/11/06                                 35,000,000            1,084,750            (25,829)
-----------------------------------------------------------------------------------------------------------
Total                                                                       $8,866,953           $(32,115)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

@     Rate is subject to change. Rate shown reflects current rate.

~ Security is a defaulted security with accrued interest in the amount of $40,000 that was written-off December 10, 2001. It is anticipated that sometime during the second quarter of 2006, a second principal payment will be received by the Portfolio.

# Loaned security; a portion or all of the security is on loan as of March 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

&&    Schedule of Fair Valued Securities (as of March 31, 2006)

                                                                                                      Value as a %
                                                                                    Value       of Investment Securities
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)                      --                           0.0%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss.   Schedule of Restricted and Illiquid Securities

                                                                                                                        Value as a %
                                                                                                                       of Investment
                                                                     Acquisition Date   Acquisition Cost     Value      Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Candescent Technologies Corp., 8.00%
   convertible senior subordinated debentures, due 5/1/03 (144A)&&        3/6/00             $86,320           --           0.0%
------------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of March 31, 2006 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                              $37,705,751

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2006.

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.8%
Advertising Sales - 1.0%
            20,120    Lamar Advertising Co.*                                                                            $  1,058,714
Aerospace and Defense - 1.6%
            21,650    Boeing Co.                                                                                           1,687,185
Agricultural Operations - 0.9%
            26,790    Archer-Daniels-Midland Co.                                                                             901,484
Applications Software - 2.7%
           101,711    Microsoft Corp.                                                                                      2,767,556
Beverages - Non-Alcoholic - 1.8%
            33,001    PepsiCo, Inc.                                                                                        1,907,128
Building - Residential and Commercial - 0.6%
               790    NVR, Inc.*,#                                                                                           583,771
Casino Hotels - 1.0%
            13,645    Harrah's Entertainment, Inc.                                                                         1,063,764
Computers - 2.3%
            72,685    Hewlett-Packard Co.                                                                                  2,391,337
Computers - Memory Devices - 0.6%
            49,290    EMC Corp.*                                                                                             671,823
Cosmetics and Toiletries - 2.3%
            42,302    Procter & Gamble Co.                                                                                 2,437,441
Dental Supplies and Equipment - 0.4%
            46,795    Align Technology, Inc.*                                                                                429,110
Diversified Operations - 3.8%
            92,133    General Electric Co.                                                                                 3,204,385
           346,000    Melco International Development, Ltd.                                                                  711,535
                                                                                                                           3,915,920
Electronic Components - Semiconductors - 9.2%
           126,925    Advanced Micro Devices, Inc.*                                                                        4,208,832
            11,780    NVIDIA Corp.*                                                                                          674,523
             1,730    Samsung Electronics Company, Ltd.                                                                    1,118,747
             6,097    Samsung Electronics Company, Ltd. (GDR)                                                              1,992,888
            29,750    Spansion, Inc. - Class A*                                                                              440,300
            34,031    Texas Instruments, Inc.                                                                              1,104,987
                                                                                                                           9,540,277
Enterprise Software/Services - 1.8%
           140,025    Oracle Corp.*                                                                                        1,916,942
Entertainment Software - 1.5%
            27,710    Electronic Arts, Inc.*                                                                               1,516,291
Finance - Investment Bankers/Brokers - 4.2%
            51,472    Citigroup, Inc.                                                                                      2,431,537
            46,540    JP Morgan Chase & Co.                                                                                1,937,926
                                                                                                                           4,369,463
Finance - Mortgage Loan Banker - 1.9%
            37,935    Fannie Mae                                                                                           1,949,859
Food - Canned - 0.4%
            17,076    TreeHouse Foods, Inc.*                                                                                 453,368
Food - Dairy Products - 1.3%
            34,185    Dean Foods Co.*                                                                                      1,327,404
Hotels and Motels - 0.6%
            12,985    Four Seasons Hotels, Inc.                                                                              658,340
Industrial Automation and Robotics - 1.5%
            21,010    Rockwell Automation, Inc.#                                                                           1,510,829
Medical - Drugs - 4.5%
            34,195    Pfizer, Inc.                                                                                           852,139
            15,690    Roche Holding A.G.**                                                                                 2,336,436
            15,474    Sanofi-Aventis**,#                                                                                   1,472,398
                                                                                                                           4,660,973
Medical - HMO - 4.9%
            44,500    Aetna, Inc.                                                                                          2,186,730
            52,356    UnitedHealth Group, Inc.                                                                             2,924,606
                                                                                                                           5,111,336
Networking Products - 1.4%
            67,465    Cisco Systems, Inc.*                                                                                 1,461,967
Oil - Field Services - 1.1%
            15,260    Halliburton Co.                                                                                      1,114,285
Oil Companies - Exploration and Production - 2.7%
             8,185    Apache Corp.                                                                                           536,199
            48,028    EnCana Corp. (U.S. Shares)                                                                           2,244,349
                                                                                                                           2,780,548
Oil Companies - Integrated - 9.4%
             9,210    Amerada Hess Corp.                                                                                   1,311,504
            60,435    Exxon Mobil Corp.                                                                                    3,678,074
            31,594    Petro-Canada                                                                                         1,498,202
            43,040    Suncor Energy, Inc.                                                                                  3,303,228
                                                                                                                           9,791,008
Oil Refining and Marketing - 1.5%
            26,450    Valero Energy Corp.                                                                                  1,581,181
Pharmacy Services - 1.1%
            23,525    Caremark Rx, Inc.*                                                                                   1,156,960
Pipelines - 0.7%
             8,191    Kinder Morgan, Inc.                                                                                    753,490
Retail - Consumer Electronics - 0.7%
            12,352    Best Buy Company, Inc.                                                                                 690,847
Retail - Jewelry - 1.2%
            33,950    Tiffany & Co.                                                                                        1,274,483
Retail - Pet Food and Supplies - 1.0%
            37,285    PETsMART, Inc.                                                                                       1,049,200
Semiconductor Components/Integrated Circuits - 1.7%
            24,785    Linear Technology Corp.                                                                                869,458
            24,964    Maxim Integrated Products, Inc.                                                                        927,412
                                                                                                                           1,796,870
Shipbuilding - 0.8%
            33,140    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                                 875,233
Steel - Producers - 0.4%
            34,200    Tata Steel, Ltd.                                                                                       412,227
Super-Regional Banks - 1.4%
            46,950    U.S. Bancorp                                                                                         1,431,975
Telecommunication Services - 0.2%
            23,189    Bharti Tele-Ventures, Ltd.*                                                                            215,016
Television - 1.5%
           170,401    British Sky Broadcasting Group PLC                                                                   1,595,713
Therapeutics - 0.8%
            12,570    Neurocrine Biosciences, Inc.*                                                                          811,268
Tobacco - 0.9%
            13,650    Altria Group, Inc.                                                                                     967,239
Toys - 1.1%
            57,675    Marvel Entertainment, Inc.*,#                                                                        1,160,421
Transportation - Railroad - 1.1%
            25,964    Canadian National Railway Co. (U.S. Shares)                                                          1,175,650
Transportation - Services - 0.8%
             9,985    United Parcel Service, Inc. - Class B                                                                  792,609
Web Portals/Internet Service Providers - 1.6%
            50,770    Yahoo!, Inc.*                                                                                        1,637,840
Wireless Equipment - 0.9%
            47,125    Nokia Oyj (ADR)**                                                                                      976,430
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $65,841,265)                                                                                     88,332,775
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 10.5%
Electronic Components - Semiconductors - 0.8%
             1,720    Samsung Electronics Company, Ltd.                                                                      878,387
Finance - Investment Bankers/Brokers - 7.7%
             4,785    Goldman Sachs Group, Inc., convertible, (Amerada Hess Corp.), 19.45%@                                  689,877
             5,755    Goldman Sachs Group, Inc., convertible, (Amerada Hess Corp.), 8.50% @                                  805,723
             9,290    Goldman Sachs Group, Inc., convertible, (Suncor Energy, Inc.), 9.05% @                                 709,319
            16,555    Lehman Brothers Holdings, Inc., convertible, (Advanced Micro Devices, Inc.), 20.00%@                   586,544
            16,555    Lehman Brothers Holdings, Inc., convertible, (Advanced Micro Devices, Inc.), 0% @                      594,159
            38,492    Lehman Brothers Holdings, Inc., convertible, (Corning, Inc.), 24.25% @                                 688,622
             9,095    Lehman Brothers Holdings, Inc., convertible, (SanDisk Corp.), 28.20% @                                 553,522
             4,955    Lehman Brothers Holdings, Inc., convertible, (Whole Foods Market, Inc.), 18.55% @                      710,200
             8,590    Merrill Lynch & Company, Inc., convertible, (EnCana Corp. - U.S. Shares), 20.00% (144A)ss.             425,720
             6,870    Merrill Lynch & Company, Inc., convertible, (Valero Energy Corp.), 19.04% (144A)ss.                    757,280
            33,465    Morgan Stanley Co., convertible, (Juniper Networks, Inc.), 13.00% (144A)ss.                            647,213
             7,270    Morgan Stanley Co., convertible, (Neurocrine Biosciences, Inc.), 7.25% @                               406,393
            67,330    Morgan Stanley Co., convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A)ss.                      366,949
                                                                                                                           7,941,521
Multi-Line Insurance - 0.4%
            18,075    XL Capital, Ltd., convertible, 6.50%#                                                                  400,904
Oil Companies - Integrated - 1.0%
             8,650    Amerada Hess Corp., convertible, 7.00%                                                               1,033,675
Special Purpose Entity - 0.6%
             6,005    IXIS Financial Products, Inc., convertible (Alcon, Inc.), 20.90% (144A)ss.                             671,659
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $10,390,004)                                                                                  10,926,146
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.7%
         3,839,088    State Street Navigator Securities Lending Prime Portfolio+ (cost $3,839,088)                         3,839,088
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.0%
        $1,000,000    Mitsubishi Securities (USA), Inc., 4.875%
                       dated 3/31/06, maturing 4/3/06
                       to be repurchased at $1,000,406
                       collateralized by $3,626,398
                       in U.S. Government Agencies
                       0% - 8.00%, 8/25/18 - 8/1/35
                       with a value of $1,020,000
                       (cost $1,000,000)                                                                                   1,000,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $81,070,357) - 100%                                                                       $104,098,009
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                               Value           % of Investment Securities

Canada                         $    8,879,769                      8.5%
Cayman Islands                        400,904                      0.4
Finland                               976,430                      0.9
France                              1,472,398                      1.4
Hong Kong                             711,535                      0.7
India                                 627,243                      0.6
South Korea                         4,865,255                      4.7
Switzerland                         2,336,436                      2.3
United Kingdom                      1,595,713                      1.5
United States++                    82,232,326                     79.0
Total                          $  104,098,009                    100.0%
                               ==============                    ======

++ Includes Short-Term Securities and Other Securities (74.3% excluding Short-Term Securities and Other Securities)

                                                                             Currency Value         Unrealized
Currency Sold and Settlement Date                   Currency Units Sold         in $ U.S.           Gain/(Loss)
---------------------------------------------------------------------------------------------------------------
Euro  5/11/06                                                 85,000           $   103,253            $ (2,137)
Euro  6/28/06                                                435,000               529,965               8,374
Swiss Franc  6/28/06                                         505,000               391,149              14,409
Swiss Franc  8/10/06                                         390,000               303,419              (1,291)
---------------------------------------------------------------------------------------------------------------
Total                                                                          $ 1,327,786            $ 19,355

Notes to Schedule of Investments (unaudited)

ADR                   American Depositary Receipt

GDR                   Global Depositary Receipt

PLC                   Public Limited Company

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

@     Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of March 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss.   Schedule of Restricted and Illiquid Securities

                                                                                                                      Value as a %
                                                                     Acquisition      Acquisition                     of Investment
                                                                         Date            Cost              Value       Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
IXIS Financial Products, Inc.
convertible, (Alcon, Inc.), 20.90% (144A)                               2/9/06          $ 685,411       $ 671,659          0.6%
Merrill Lynch & Company, Inc.
   convertible, (EnCana Corp. - U.S. Shares), 20.00% (144A)            10/18/05           418,629         425,720          0.4%
Merrill Lynch & Company, Inc.
   convertible, (Valero Energy Corp.), 19.04% (144A)                   10/6/05            698,679         757,280          0.7%
Morgan Stanley Co.
   convertible, (Juniper Networks, Inc.), 13.00% (144A)                 1/9/06            703,434         647,213          0.6%
Morgan Stanley Co.
   convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A)          1/11/06            420,813         366,949          0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      $ 2,926,966     $ 2,868,821          2.7%
====================================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of March 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of March 31, 2006 are noted below.

Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                         $      3,625,344
--------------------------------------------------------------------------------

Janus Aspen International Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.3%
Agricultural Chemicals - 2.3%
           482,365    Potash Corporation of Saskatchewan, Inc.                                                        $   42,460,181
Agricultural Operations - 1.3%
           359,545    Bunge, Ltd.#                                                                                        20,030,252
         4,010,000    Chaoda Modern Agriculture Holdings, Ltd.                                                             3,147,832
                                                                                                                          23,178,084
Apparel Manufacturers - 0.7%
         1,588,968    Burberry Group PLC                                                                                  12,785,223
Audio and Video Products - 2.5%
           977,800    Sony Corp.#                                                                                         45,088,767
Automotive - Cars and Light Trucks - 2.2%
            57,839    BMW A.G.                                                                                             3,186,078
         3,184,300    Nissan Motor Company, Ltd.#                                                                         37,857,456
                                                                                                                          41,043,534
Automotive - Truck Parts and Equipment - Original - 0%
             3,510    TI Automotive, Ltd.*,@,&&                                                                                    0
Brewery - 0.4%
            55,752    Hite Brewery Company, Ltd.*,#                                                                        7,925,390
Broadcast Services and Programming - 0.7%
           593,444    Grupo Televisa S.A. (ADR)                                                                           11,809,536
Building - Residential and Commercial - 1.3%
           429,310    Desarrolladora Homex S.A. (ADR)*,#                                                                  15,167,522
           666,300    Rossi Residencial S.A.                                                                               7,974,663
                                                                                                                          23,142,185
Casino Hotels - 0.6%
           139,710    Kerzner International, Ltd.*,#                                                                      10,872,232
Commercial Banks - 7.6%
           569,842    Anglo Irish Bank Corporation PLC                                                                     9,392,630
        10,604,000    Banco De Oro                                                                                         7,040,107
           211,830    Banco De Oro (GDR)*                                                                                  2,815,560
           521,370    Banco Marcro Bansud S.A. (ADR)*,#                                                                   11,955,014
           790,200    Banco Nossa Caixa S.A.                                                                              17,491,025
         1,293,000    Bangkok Bank Public Company, Ltd.                                                                    3,619,617
           423,363    Commerzbank A.G.                                                                                    16,831,989
           158,956    Julius Baer Holding, Ltd.#                                                                          14,339,713
           138,950    Kookmin Bank                                                                                        11,928,775
             1,093    Mitsubishi UFJ Financial Group, Inc.#                                                               16,648,450
             1,966    Mizuho Financial Group, Inc.                                                                        16,092,822
         1,228,014    Punjab National Bank, Ltd.                                                                          12,979,698
                                                                                                                         141,135,400
Computers - 1.7%
           368,475    Research In Motion, Ltd. (U.S. Shares)*                                                             31,276,158
Computers - Peripheral Equipment - 0.5%
           232,201    Logitech International S.A.*                                                                         9,244,500
Cosmetics and Toiletries - 1.2%
           307,640    LG Household & Health Care, Ltd.                                                                    21,519,331
Distribution/Wholesale - 2.3%
         5,098,000    Esprit Holdings, Ltd.                                                                               39,676,878
         1,434,000    Li & Fung, Ltd.                                                                                      3,223,609
                                                                                                                          42,900,487
Diversified Financial Services - 0.1%
         4,224,262    Reliance Capital Ventures, Ltd.*                                                                     2,358,942
Diversified Minerals - 1.3%
        13,270,630    Caemi Mineracao e Metalurgica S.A.                                                                  23,487,298
Diversified Operations - 5.4%
           365,300    Bradespar S.A.*                                                                                     12,322,967
         6,852,000    China Resources Enterprise, Ltd.                                                                    14,082,826
           297,082    Louis Vuitton Moet Hennessy S.A.#                                                                   29,083,366
        21,347,000    Melco International Development, Ltd.                                                               43,899,215
                                                                                                                          99,388,374
Electric Products - Miscellaneous - 1.4%
         4,384,000    Toshiba Corp.#                                                                                      25,490,079
Electronic Components - Semiconductors - 3.8%
         9,765,012    ARM Holdings PLC                                                                                    22,477,903
         6,462,000    Chartered Semiconductor Manufacturing, Ltd.*                                                         6,261,273
            63,840    Samsung Electronics Company, Ltd.                                                                   41,283,709
                                                                                                                          70,022,885
Energy - Alternate Sources - 0.8%
           215,700    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                        7,978,743
           246,933    Suzlon Energy, Ltd.                                                                                  7,224,030
                                                                                                                          15,202,773
Finance - Investment Bankers/Brokers - 2.0%
         2,329,000    Mitsubishi UFJ Securities Company, Ltd.                                                             37,420,957
Finance - Mortgage Loan Banker - 1.2%
           753,457    Housing Development Finance Corporation, Ltd.                                                       22,625,609
Gas - Distribution - 0.2%
         4,224,262    Reliance Natural Resources, Ltd.*                                                                    3,170,570
Hotels and Motels - 0.5%
           178,020    Four Seasons Hotels, Inc.                                                                            9,025,614
Insurance Brokers - 0.9%
           491,490    Willis Group Holdings, Ltd.                                                                         16,838,447
Internet Connectivity Services - 0.6%
           220,875    NDS Group PLC (ADR)*,#                                                                              11,492,126
Internet Gambling - 0.9%
         4,538,877    IG Group Holdings PLC                                                                               17,273,656
Internet Security - 0.7%
           624,212    Check Point Software Technologies, Ltd. (U.S. Shares)*,#                                            12,496,724
Investment Companies - 0.9%
         3,807,120    SM Investments Corp.                                                                                17,030,380
Life and Health Insurance - 0.5%
         7,006,000    China Life Insurance Company, Ltd. - H shares*,#                                                     8,906,234
Medical - Drugs - 1.5%
           184,109    Roche Holding A.G.#                                                                                 27,416,120
Medical Instruments - 0.8%
           856,000    Elekta AB - Class B                                                                                 14,085,363
Metal - Diversified - 0.7%
           273,315    Inco, Ltd.                                                                                          13,625,379
Mortgage Banks - 0.4%
           168,287    Aareal Bank A.G.*                                                                                    7,798,273
Multi-Line Insurance - 1.2%
            41,967    Allianz A.G.                                                                                         7,013,408
         5,518,500    Ping An Insurance Group Company of China, Ltd. - Class H                                            14,213,643
                                                                                                                          21,227,051
Oil - Field Services - 1.3%
           355,887    Technip S.A.#                                                                                       24,160,032
Oil Companies - Exploration and Production - 1.2%
           162,392    Niko Resources, Ltd.                                                                                 8,204,074
           474,327    Western Oil Sands, Inc. - Class A*                                                                  13,155,330
                                                                                                                          21,359,404
Oil Companies - Integrated - 2.8%
           336,730    Lukoil (ADR)                                                                                        28,089,404
           302,975    Suncor Energy, Inc.                                                                                 23,252,686
                                                                                                                          51,342,090
Paper and Related Products - 0.2%
           516,700    Suzano Bahia Sul Papel e Celulose S.A.                                                               3,538,583
Petrochemicals - 4.1%
         4,224,262    Reliance Industries, Ltd.                                                                           75,481,427
Public Thoroughfares - 0.8%
         1,216,800    Obrascon Huarte Lain Brasil S.A.*                                                                   15,350,573
Real Estate Management/Services - 2.2%
         1,668,000    Mitsubishi Estate Company, Ltd.#                                                                    39,602,248
Real Estate Operating/Development - 6.6%
        34,245,400    Ayala Land, Inc.                                                                                     7,536,923
         2,423,000    Capitaland, Ltd.                                                                                     7,258,346
        39,916,000    China Overseas Land & Investment, Ltd.                                                              27,156,333
         2,117,700    Cyrela Brazil Realty S.A.                                                                           37,734,987
           811,470    Gafisa S.A.*                                                                                         8,692,179
         5,394,000    Hang Lung Properties, Ltd.                                                                          10,207,064
           324,515    Sumitomo Realty & Development Company, Ltd.#                                                         8,986,414
         1,445,000    Sun Hung Kai Properties, Ltd.                                                                       14,636,290
                                                                                                                         122,208,536
Research and Development - 0.8%
         4,246,332    Qinetiq PLC*                                                                                        14,404,787
Semiconductor Equipment - 1.7%
         1,570,249    ASML Holding N.V.*                                                                                  31,913,224
Steel - Producers - 3.4%
         5,255,061    Tata Steel, Ltd.                                                                                    63,341,515
Sugar - 6.0%
         2,094,139    Bajaj Hindusthan, Ltd.                                                                              23,730,140
           426,300    Bajaj Hindusthan, Ltd. (GDR) (144A)#,ss.                                                             4,823,646
         5,927,829    Balrampur Chini Mills, Ltd.                                                                         25,004,558
           752,600    Cosan S.A. Industria e Comercio*                                                                    51,610,831
           188,869    Shree Renuka Sugars, Ltd.                                                                            6,420,090
                                                                                                                         111,589,265
Telecommunication Services - 2.6%
         1,334,035    Amdocs, Ltd. (U.S. Shares)*                                                                         48,105,302
Telephone - Integrated - 1.6%
         4,224,262    Reliance Communication Ventures, Ltd.*                                                              29,304,038
Television - 1.0%
         2,055,855    British Sky Broadcasting Group PLC                                                                  19,251,971
Transportation - Railroad - 1.9%
           575,300    All America Latina Logistica (GDR)                                                                  35,623,937
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,072,480,801)                                                                               1,647,340,794
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.7%
       197,875,600    State Street Navigator Securities Lending Prime Portfolio
                        Prime Portfolio + (cost $197,875,600)                                                            197,875,600
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,270,356,401) - 100%                                                                  $1,845,216,394
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                        Value               % of Investment Securities
--------------------------------------------------------------------------------
Argentina                  $   11,955,014                        0.6%
Bahamas                        10,872,232                        0.6%
Bermuda                        79,769,186                        4.3%
Brazil                        213,827,043                       11.6%
Canada                        140,999,422                        7.6%
Cayman Islands                 11,126,575                        0.6%
China                          23,119,877                        1.2%
France                         53,243,398                        2.9%
Germany                        34,829,748                        1.9%
Hong Kong                     109,981,728                        6.0%
India                         276,464,263                       15.0%
Ireland                         9,392,630                        0.5%
Israel                         12,496,724                        0.7%
Japan                         227,187,193                       12.3%
Mexico                         26,977,058                        1.5%
Netherlands                    31,913,224                        1.7%
Philippines                    34,422,970                        1.9%
Russia                         28,089,404                        1.5%
Singapore                      13,519,619                        0.7%
South Korea                    82,657,205                        4.5%
Sweden                         14,085,363                        0.8%
Switzerland                    51,000,333                        2.8%
Thailand                        3,619,617                        0.2%
United Kingdom                145,790,968                        7.9%
United States++               197,875,600                       10.7%
--------------------------------------------------------------------------------
Total                      $1,845,216,394                      100.0%

++Includes Other Securities (0.0% excluding Other Securities)

Notes to Schedule of Investments (unaudited)

ADR                   American Depositary Receipt

GDR                   Global Depositary Receipt

PLC                   Public Limited Company

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

@     Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of March 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

&& Schedule of Fair Valued Securities (as of March 31, 2006)

                                                  Value       Value as a % of
                                                           Investment Securities
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
TI Automotive, Ltd.                                 -               0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss.   Schedule of Restricted and Illiquid Securities

                                                          Acquisition        Acquisition                          Value as a % of
                                                              Date              Cost              Value        Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio
Bajaj Hindusthan, Ltd. (GDR) (144A)                         1/27/06          $3,461,556         $4,823,646             0.3%
------------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2006. The issuer incurs all registration costs.

Janus Aspen Large Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.1%
Aerospace and Defense - 4.5%
           504,187    BAE Systems PLC**                                                                                 $  3,686,262
           368,999    Boeing Co.                                                                                          28,756,091
           116,590    Lockheed Martin Corp.                                                                                8,759,407
                                                                                                                          41,201,760
Agricultural Chemicals - 1.8%
           109,415    Monsanto Co.                                                                                         9,272,922
            51,175    Syngenta A.G.*                                                                                       7,193,366
                                                                                                                          16,466,288
Airlines - 0.5%
           276,585    Southwest Airlines Co.                                                                               4,975,764
Apparel Manufacturers - 0.5%
           128,115    Coach, Inc.*                                                                                         4,430,217
Applications Software - 2.5%
           844,730    Microsoft Corp.                                                                                     22,985,103
Automotive - Cars and Light Trucks - 1.5%
           194,298    BMW A.G.**                                                                                          10,702,961
           267,100    Nissan Motor Company, Ltd.**                                                                         3,175,494
                                                                                                                          13,878,455
Beverages - Non-Alcoholic - 0.8%
           121,171    PepsiCo, Inc.                                                                                        7,002,472
Broadcast Services and Programming - 0.5%
           572,735    Liberty Media Corp. - Class A*                                                                       4,702,154
Building - Residential and Commercial - 0.3%
             3,278    NVR, Inc.*,#                                                                                         2,422,278
Building and Construction Products - Miscellaneous - 0.3%
            89,410    Masco Corp.                                                                                          2,904,931
Building Products - Cement and Aggregate - 0.6%
            86,745    Cemex S.A. de C.V. (ADR)                                                                             5,662,714
Casino Hotels - 0.7%
            82,325    Harrah's Entertainment, Inc.                                                                         6,418,057
Cellular Telecommunications - 0.6%
           157,435    America Movil S.A. de C.V. - Series L (ADR)                                                          5,393,723
Chemicals - Diversified - 0.5%
            83,900    Shin-Etsu Chemical Company, Ltd.**                                                                   4,556,409
Commercial Banks - 0.6%
               675    Mizuho Financial Group, Inc.**                                                                       5,525,257
Commercial Services - Finance - 1.4%
            70,635    Moody's Corp.                                                                                        5,047,577
           190,766    Paychex, Inc.                                                                                        7,947,312
                                                                                                                          12,994,889
Computers - 2.0%
           156,230    Apple Computer, Inc.*                                                                                9,798,746
            99,157    Research In Motion, Ltd. (U.S. Shares)*                                                              8,416,446
                                                                                                                          18,215,192
Computers - Memory Devices - 1.9%
           947,865    EMC Corp.*                                                                                          12,919,400
            77,335    SanDisk Corp.*                                                                                       4,448,309
                                                                                                                          17,367,709
Containers - Metal and Glass - 0.6%
           118,071    Ball Corp.                                                                                           5,175,052
Cosmetics and Toiletries - 3.1%
           495,006    Procter & Gamble Co.                                                                                28,522,246
Dental Supplies and Equipment - 0.5%
           137,954    Patterson Companies, Inc.*,#                                                                         4,855,981
Distribution/Wholesale - 0.5%
           558,002    Esprit Holdings, Ltd.                                                                                4,342,836
Diversified Minerals - 1.0%
           179,635    Companhia Vale do Rio Doce (ADR)                                                                     8,717,687
Diversified Operations - 2.5%
           651,695    General Electric Co.                                                                                22,665,952
E-Commerce/Services - 1.5%
           160,170    eBay, Inc.*                                                                                          6,256,240
           254,885    IAC/InterActiveCorp*                                                                                 7,511,461
                                                                                                                          13,767,701
Electric - Generation - 0.5%
           267,672    AES Corp.*                                                                                           4,566,484
Electric Products - Miscellaneous - 0.5%
            58,435    Emerson Electric Co.                                                                                 4,886,919
Electronic Components - Semiconductors - 3.7%
           345,765    Advanced Micro Devices, Inc.*                                                                       11,465,567
           701,365    Texas Instruments, Inc.                                                                             22,773,322
                                                                                                                          34,238,889
Electronic Forms - 0.7%
           184,157    Adobe Systems, Inc.*                                                                                 6,430,762
Enterprise Software/Services - 2.7%
           163,835    CA, Inc.                                                                                             4,457,950
           546,420    Oracle Corp.*                                                                                        7,480,490
           231,490    SAP A.G. (ADR)**                                                                                    12,574,537
                                                                                                                          24,512,977
Entertainment Software - 1.5%
           257,255    Electronic Arts, Inc.*                                                                              14,076,994
Finance - Credit Card - 1.5%
           166,950    American Express Co.                                                                                 8,773,222
            95,600    Credit Saison Company, Ltd.**                                                                        5,270,663
                                                                                                                          14,043,885
Finance - Investment Bankers/Brokers - 5.9%
           570,090    JP Morgan Chase & Co.                                                                               23,738,548
           139,382    Merrill Lynch & Company, Inc.                                                                       10,977,726
           192,000    Mitsubishi UFJ Securities Company, Ltd.**                                                            3,084,939
            84,046    UBS A.G.                                                                                             9,205,933
            65,238    UBS A.G. (ADR)                                                                                       7,174,223
                                                                                                                          54,181,369
Finance - Mortgage Loan Banker - 1.0%
           180,650    Fannie Mae                                                                                           9,285,410
Finance - Other Services - 0.5%
            10,895    Chicago Mercantile Exchange Holdings, Inc.                                                           4,875,513
Food - Dairy Products - 0.7%
           162,455    Dean Foods Co.*                                                                                      6,308,128
Food - Retail - 1.0%
           142,003    Whole Foods Market, Inc.                                                                             9,434,679
Food - Wholesale/Distribution - 0.5%
           155,570    Sysco Corp.                                                                                          4,986,019
Internet Infrastructure Software - 0.4%
           112,340    Akamai Technologies, Inc.*                                                                           3,694,863
Machinery - Construction and Mining - 0.2%
            34,490    Joy Global, Inc.                                                                                     2,061,467
Medical - Biomedical and Genetic - 2.3%
            96,020    Amgen, Inc.*                                                                                         6,985,455
           220,286    Celgene Corp.*                                                                                       9,741,047
            51,185    Genentech, Inc.*                                                                                     4,325,644
                                                                                                                          21,052,146
Medical - Drugs - 4.8%
           215,230    Abbott Laboratories                                                                                  9,140,818
           400,305    Merck & Company, Inc.                                                                               14,102,745
           136,207    Roche Holding A.G.#                                                                                 20,282,915
                                                                                                                          43,526,478
Medical - Generic Drugs - 1.1%
           248,934    Teva Pharmaceutical Industries, Ltd. (ADR)                                                          10,251,102
Medical - HMO - 4.4%
           140,120    Aetna, Inc.                                                                                          6,885,497
           226,120    Coventry Health Care, Inc.*                                                                         12,205,958
           379,618    UnitedHealth Group, Inc.                                                                            21,205,461
                                                                                                                          40,296,916
Medical - Wholesale Drug Distributors - 1.0%
           117,745    Cardinal Health, Inc.                                                                                8,774,357
Medical Instruments - 1.8%
           201,365    Boston Scientific Corp.*                                                                             4,641,463
            32,445    Intuitive Surgical, Inc.*                                                                            3,828,510
           159,448    Medtronic, Inc.                                                                                      8,091,986
                                                                                                                          16,561,959
Medical Products - 0.5%
            81,666    Varian Medical Systems, Inc.*,#                                                                      4,586,363
Metal Processors and Fabricators - 1.2%
           179,705    Precision Castparts Corp.                                                                           10,674,477
Motorcycle and Motor Scooter Manufacturing - 0.5%
            86,851    Harley-Davidson, Inc.#                                                                               4,505,830
Networking Products - 0.9%
           365,602    Cisco Systems, Inc.*                                                                                 7,922,595
Oil - Field Services - 2.2%
           159,690    Halliburton Co.                                                                                     11,660,564
            69,716    Schlumberger, Ltd. (U.S. Shares)**                                                                   8,823,954
                                                                                                                          20,484,518
Oil Companies - Exploration and Production - 1.8%
            74,764    Apache Corp.                                                                                         4,897,790
           110,340    EnCana Corp. (U.S. Shares)                                                                           5,156,188
            81,490    EOG Resources, Inc.                                                                                  5,867,280
                                                                                                                          15,921,258
Oil Companies - Integrated - 2.4%
            30,620    Amerada Hess Corp.#                                                                                  4,360,288
           285,949    Exxon Mobil Corp.                                                                                   17,402,856
                                                                                                                          21,763,144
Optical Supplies - 0.9%
            81,473    Alcon, Inc. (U.S. Shares)                                                                            8,494,375
Pharmacy Services - 1.2%
           222,186    Caremark Rx, Inc.*                                                                                  10,927,107
Real Estate Management/Services - 0.5%
           199,000    Mitsubishi Estate Company, Ltd.**                                                                    4,724,729
Reinsurance - 0.7%
             2,176    Berkshire Hathaway, Inc. - Class B*                                                                  6,554,112
Retail - Apparel and Shoe - 1.2%
           171,061    Industria de Diseno Textil S.A.**                                                                    6,586,031
           103,185    Nordstrom, Inc.                                                                                      4,042,788
                                                                                                                          10,628,819
Retail - Building Products - 0.7%
           102,884    Lowe's Companies, Inc.                                                                               6,629,845
Retail - Office Supplies - 1.2%
           437,883    Staples, Inc.                                                                                       11,174,774
Savings/Loan/Thrifts - 0.3%
           163,845    NewAlliance Bancshares, Inc.#                                                                        2,364,283
Semiconductor Components/Integrated Circuits - 0.4%
            68,535    Marvell Technology Group, Ltd.*                                                                      3,707,744
Soap and Cleaning Preparations - 0.9%
           224,051    Reckitt Benckiser PLC**                                                                              7,887,375
Steel - Producers - 0.2%
           117,247    Tata Steel, Ltd.                                                                                     1,413,229
Telecommunication Equipment - Fiber Optics - 0.7%
           234,403    Corning, Inc.*                                                                                       6,307,785
Telephone - Integrated - 0.2%
           390,535    Level 3 Communications, Inc.*                                                                        2,022,971
Television - 0.2%
            59,530    Univision Communications, Inc. - Class A*,#                                                          2,051,999
Therapeutics - 1.4%
            24,960    Amylin Pharmaceuticals, Inc.*                                                                        1,221,792
           179,858    Gilead Sciences, Inc.*                                                                              11,190,765
                                                                                                                          12,412,557
Transportation - Railroad - 1.2%
           144,440    Canadian National Railway Co. (U.S. Shares)                                                          6,540,243
            50,705    Union Pacific Corp.                                                                                  4,733,312
                                                                                                                          11,273,555
Transportation - Services - 2.1%
           194,645    C.H. Robinson Worldwide, Inc.                                                                        9,555,123
           123,497    United Parcel Service, Inc. - Class B                                                                9,803,192
                                                                                                                          19,358,315
Transportation - Truck - 0.1%
            36,935    J.B. Hunt Transport Services, Inc.#                                                                    795,580
Web Portals/Internet Service Providers - 3.5%
            23,300    Google, Inc. - Class A*                                                                              9,087,000
           696,549    Yahoo!, Inc.*                                                                                       22,470,671
                                                                                                                          31,557,671
Wireless Equipment - 3.1%
           172,740    Crown Castle International Corp.*                                                                    4,897,179
           550,222    Nokia Oyj (ADR)**                                                                                   11,400,600
           232,715    QUALCOMM, Inc.                                                                                      11,777,706
                                                                                                                          28,075,485
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $728,306,488)                                                                                   897,418,638
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.9%
        16,191,941    State Street Navigator Securities Lending Prime Portfolio
                        Prime Portfolio+                                                                                  16,191,941

         1,130,224    Foreign Bonds +                                                                                      1,130,224
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $17,322,165)                                                                                 17,322,165
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $745,628,653) - 100%                                                                      $914,740,803
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                          Value           % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                      $  8,050,580                        0.9%
Brazil                          8,717,687                        1.0%
Canada                         20,112,877                        2.2%
Finland                        11,400,600                        1.2%
Germany                        23,277,498                        2.5%
India                           1,413,229                        0.2%
Israel                         10,251,102                        1.1%
Japan                          26,337,491                        2.9%
Mexico                         11,056,437                        1.2%
Netherlands                     8,823,954                        1.0%
Spain                           6,586,031                        0.7%
Switzerland                    52,350,812                        5.7%
United Kingdom                 11,573,637                        1.3%
United States++               714,788,868                       78.1%
--------------------------------------------------------------------------------
Total                        $914,740,803                      100.0%

++ Includes Other Securities (76.2% excluding Other Securities)

Forward Currency Contracts
Open at March 31, 2006

Currency Sold and             Currency          Currency            Unrealized
Settlement Date              Units Sold       Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound  5/11/06         1,775,000         $ 3,084,893        $(35,336)
Euro  6/28/06                  6,750,000           8,223,595         129,935
Euro  8/24/06                    900,000           1,100,096         (8,936)
Japanese Yen  8/24/06        705,000,000           6,112,979         (3,185)
--------------------------------------------------------------------------------
Total                                            $18,521,563        $82,478

Notes to Schedule of Investments (unaudited)

ADR                   American Depositary Receipt

PLC                   Public Limited Company

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of March 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of March 31, 2006 are noted below.

Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                            $87,999,211
--------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.8%
Advertising Sales - 3.0%
           514,186    Lamar Advertising Co.*                                                                            $ 27,056,467
Agricultural Chemicals - 1.1%
           117,720    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              10,369,955
Airlines - 1.0%
           162,634    Ryanair Holdings PLC (ADR)*, #                                                                       8,896,080
Apparel Manufacturers - 0.8%
           200,512    Coach, Inc.*                                                                                         6,933,705
Applications Software - 0.4%
            99,973    Citrix Systems, Inc.*                                                                                3,788,977
Audio and Video Products - 0.5%
            37,139    Harman International Industries, Inc.                                                                4,127,257
Batteries and Battery Systems - 0.4%
            61,860    Energizer Holdings, Inc.*, #                                                                         3,278,580
Broadcast Services and Programming - 0.3%
           242,180    CKX, Inc.*, #                                                                                        3,165,293
Building - Mobile Home and Manufactured Homes - 1.4%
           246,585    Thor Industries, Inc.                                                                               13,157,776
Building - Residential and Commercial - 0.9%
            10,640    NVR, Inc.*                                                                                           7,862,428
Casino Services - 0.7%
           172,808    Scientific Games Corp. - Class A*, #                                                                 6,070,745
Cellular Telecommunications - 1.4%
           452,832    Nextel Partners, Inc. - Class A*, #                                                                 12,824,202
Coal - 0.4%
           176,325    Alpha Natural Resources, Inc.*, #                                                                    4,080,161
Commercial Banks - 0.5%
            80,860    SVB Financial Group*, #                                                                              4,289,623
Commercial Services - 0.9%
           193,752    Iron Mountain, Inc.*, #                                                                              7,893,456
Commercial Services - Finance - 3.1%
           203,849    Jackson Hewitt Tax Service, Inc.#                                                                    6,437,551
           158,876    Moody's Corp.#                                                                                      11,353,280
           267,590    Paychex, Inc.                                                                                       11,147,799
                                                                                                                          28,938,630
Computer Services - 1.3%
           245,235    Ceridian Corp.*                                                                                      6,241,231
           203,320    IHS, Inc. - Class A*, #                                                                              5,560,802
                                                                                                                          11,802,033
Computers - 0.8%
           113,079    Apple Computer, Inc.*                                                                                7,092,315
Containers - Metal and Glass - 2.8%
           371,361    Ball Corp.                                                                                          16,276,752
           523,167    Owens-Illinois, Inc.*                                                                                9,087,411
                                                                                                                          25,364,163
Data Processing and Management - 0.6%
           103,904    NAVTEQ Corp.*, #                                                                                     5,262,738
Dental Supplies and Equipment - 0.8%
           213,615    Patterson Companies, Inc.*, #                                                                        7,519,248
Diagnostic Kits - 1.2%
           302,290    Dade Behring Holdings, Inc.                                                                         10,794,776

Distribution/Wholesale - 0.3%
           302,500    Esprit Holdings, Ltd.                                                                                2,354,307
E-Commerce/Services - 1.0%
           314,375    IAC/InterActiveCorp*                                                                                 9,264,631
Electric Products - Miscellaneous - 0.9%
           177,417    AMETEK, Inc.                                                                                         7,976,668
Electronic Components - Semiconductors - 2.8%
           372,530    Advanced Micro Devices, Inc.*                                                                       12,353,095
           292,199    ATI Technologies, Inc. (U.S. Shares)*, #                                                             5,019,979
           195,914    International Rectifier Corp.*, #                                                                    8,116,717
                                                                                                                          25,489,791
Electronic Measuring Instruments - 0.6%
           120,530    Trimble Navigation, Ltd.*                                                                            5,429,877
Entertainment Software - 1.5%
           595,515    Activision, Inc.*                                                                                    8,212,151
           100,005    Electronic Arts, Inc.*                                                                               5,472,274
                                                                                                                          13,684,425
Fiduciary Banks - 0.7%
           128,953    Northern Trust Corp.                                                                                 6,770,033
Finance - Investment Bankers/Brokers - 0.3%
            93,925    optionsXpress Holdings, Inc.                                                                         2,731,339
Finance - Other Services - 1.3%
            25,743    Chicago Mercantile Exchange Holdings, Inc.                                                          11,519,993
Food - Canned - 0.8%
           258,890    TreeHouse Foods, Inc.*                                                                               6,873,530
Food - Dairy Products - 2.0%
           480,591    Dean Foods Co.*                                                                                     18,661,349
Hotels and Motels - 0.6%
            14,535    Four Seasons Hotels, Inc.                                                                              736,925
            70,646    Starwood Hotels & Resorts Worldwide, Inc.                                                            4,784,853
                                                                                                                           5,521,778
Human Resources - 1.0%
           159,919    Manpower, Inc.                                                                                       9,144,168
Industrial Automation and Robotics - 0.6%
            73,371    Rockwell Automation, Inc.                                                                            5,276,109
Instruments - Scientific - 1.1%
           141,768    Fisher Scientific International, Inc.*                                                               9,647,312
Insurance Brokers - 0.4%
            98,255    Willis Group Holdings, Ltd.                                                                          3,366,216
Investment Management and Advisory Services - 2.6%
            78,945    National Financial Partners Corp.#                                                                   4,461,971
           248,923    T. Rowe Price Group, Inc.                                                                           19,468,268
                                                                                                                          23,930,239
Leisure and Recreation Products - 0.5%
           121,517    Brunswick Corp.                                                                                      4,722,151
Machinery - Construction and Mining - 1.4%
           158,099    Terex Corp.*                                                                                        12,527,765
Machinery - Pumps - 0.6%
           112,135    Graco, Inc.                                                                                          5,094,293
Medical - Biomedical and Genetic - 3.9%
           645,116    Celgene Corp.*                                                                                      28,527,029
           112,035    Invitrogen Corp.*, #                                                                                 7,857,014
                                                                                                                          36,384,043
Medical - Drugs - 1.0%
            79,660    Forest Laboratories, Inc.*                                                                           3,555,226
            22,700    Idenix Pharmaceuticals, Inc.*, #                                                                       308,039
            52,477    Merck KGaA                                                                                           4,988,101
                                                                                                                           8,851,366
Medical - HMO - 1.3%
           215,761    Coventry Health Care, Inc.*                                                                         11,646,779
Medical - Nursing Homes - 0.8%
           165,900    Manor Care, Inc.                                                                                     7,357,665
Medical Instruments - 1.3%
            41,377    Intuitive Surgical, Inc.*, #                                                                         4,882,486
           169,672    St. Jude Medical, Inc.*                                                                              6,956,552
                                                                                                                          11,839,038
Medical Products - 0.8%
           127,148    Varian Medical Systems, Inc.*, #                                                                     7,140,632
Motion Pictures and Services - 0.5%
           457,762    Lions Gate Entertainment Corp. (U.S. Shares)*                                                        4,646,284
Multi-Line Insurance - 1.0%
           189,251    Assurant, Inc.#                                                                                      9,320,612
Networking Products - 0.4%
           176,645    Juniper Networks, Inc.*                                                                              3,377,452
Oil Companies - Exploration and Production - 3.3%
            76,550    Chesapeake Energy Corp.#                                                                             2,404,436
           334,419    EOG Resources, Inc.                                                                                 24,078,168
            92,390    Forest Oil Corp.*                                                                                    3,435,060
            74,771    Mariner Energy, Inc.*                                                                                1,533,553
                                                                                                                          31,451,217
Optical Supplies - 0.6%
            52,018    Alcon, Inc. (U.S. Shares)                                                                            5,423,397
Pipelines - 2.0%
           200,778    Kinder Morgan, Inc.#                                                                                18,469,568
Property and Casualty Insurance - 1.0%
           153,562    W. R. Berkley Corp.                                                                                  8,915,810
Radio - 0.6%
           232,410    XM Satellite Radio Holdings, Inc. - Class A*                                                         5,175,771
Recreational Vehicles - 0.8%
           132,783    Polaris Industries, Inc.#                                                                            7,244,640
Reinsurance - 1.5%
             4,524    Berkshire Hathaway, Inc. - Class B*                                                                 13,626,288
REIT - Mortgages - 1.0%
           360,251    CapitalSource, Inc.#                                                                                 8,963,045
Respiratory Products - 0.8%
           192,519    Respironics, Inc.*, #                                                                                7,490,914
Retail - Apparel and Shoe - 0.3%
            61,525    Nordstrom, Inc.#                                                                                     2,410,550
Retail - Auto Parts - 0.7%
           147,408    Advance Auto Parts, Inc.                                                                             6,138,069
Retail - Office Supplies - 1.9%
           132,845    Office Depot, Inc.*                                                                                  4,947,148
           500,760    Staples, Inc.                                                                                       12,779,395
                                                                                                                          17,726,543
Schools - 0.7%
            90,139    Apollo Group, Inc. - Class A*                                                                        4,733,199
            18,686    Strayer Education, Inc.#                                                                             1,910,830
                                                                                                                           6,644,029
Semiconductor Components/Integrated Circuits - 2.7%
           402,345    Cypress Semiconductor Corp.*, #                                                                      6,819,748
           157,276    Linear Technology Corp.                                                                              5,517,242
           220,774    Marvell Technology Group, Ltd.*                                                                     11,943,873
                                                                                                                          24,280,863
Semiconductor Equipment - 1.0%
           117,656    KLA-Tencor Corp.                                                                                     5,689,844
           146,222    Novellus Systems, Inc.*                                                                              3,509,328
                                                                                                                           9,199,172
Telecommunication Equipment - 1.2%
           120,005    Adtran, Inc.#                                                                                        3,141,731
           167,532    Harris Corp.                                                                                         7,922,588
                                                                                                                          11,064,319

Telecommunication Services - 1.4%
           275,967    Amdocs, Ltd. (U.S. Shares)*                                                                          9,951,370
           172,015    Time Warner Telecom, Inc. - Class A*                                                                 3,087,669
                                                                                                                          13,039,039
Television - 0.7%
           183,178    Univision Communications, Inc. - Class A*                                                            6,314,146
Textile-Home Furnishings - 0.6%
            64,292    Mohawk Industries, Inc.*                                                                             5,189,650
Therapeutics - 2.9%
           167,541    Gilead Sciences, Inc.*                                                                              10,424,401
           210,265    Neurocrine Biosciences, Inc.*                                                                       13,570,503
            40,960    United Therapeutics Corp.*                                                                           2,714,829
                                                                                                                          26,709,733
Toys - 1.0%
           469,995    Marvel Entertainment, Inc.*, #                                                                       9,456,299
Transportation - Marine - 0.5%
            97,643    Alexander & Baldwin, Inc.                                                                            4,655,618
Transportation - Railroad - 1.1%
           216,430    Canadian National Railway Co. (U.S. Shares)                                                          9,799,950
Transportation - Services - 1.7%
           171,860    C.H. Robinson Worldwide, Inc.                                                                        8,436,607
            86,971    Expeditors International of Washington, Inc.#                                                        7,513,425
                                                                                                                          15,950,032
Transportation - Truck - 0.8%
            42,990    CNF, Inc.                                                                                            2,146,921
           251,115    J.B. Hunt Transport Services, Inc.#                                                                  5,409,017
                                                                                                                           7,555,938
Web Hosting/Design - 0.6%
            83,493    Equinix, Inc.*, #                                                                                    5,361,920
Wireless Equipment - 1.1%
           368,525    Crown Castle International Corp.*                                                                   10,447,684
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $505,540,008)                                                                                   809,822,657
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.7%
Finance - Investment Bankers/Brokers - 0.7%
           165,210    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A) ss. (cost $5,782,350)                    6,662,919
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.1%
        83,217,460    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $83,217,460)                                                             83,217,460
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.4%
$       12,700,000    Mitsubishi Securities (USA), Inc., 4.875%
                         dated 3/31/06, maturing 4/3/06
                         to be repurchased at $12,705,159
                         collateralized by $46,055,249
                         in U.S. Government Agencies
                         0% - 8.00%, 8/25/18 - 8/1/35
                         with a value of $12,954,000
                         (cost $12,700,000)                                                                               12,700,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $607,239,818) - 100%                                                                      $912,403,036
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                                    Value      % of Investment Securities
Bermuda                                $  17,664,396                1.9%
Canada                                    30,573,093                3.4
Germany                                    4,988,101                0.5
Ireland                                    8,896,080                1.0
Switzerland                                5,423,397                0.6
United Kingdom                             9,951,370                1.1
United States++                          834,906,599               91.5
Total                                  $ 912,403,036              100.0%
                                       =============              ======

++ Includes Short-Term Securities and Other Securities (81.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR                   American Depositary Receipt

PLC                   Public Limited Company

REIT                  Real Estate Investment Trust

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                              Value as a %
                                                                    Acquisition    Acquisition                of Investment
                                                                       Date            Cost         Value      Securities
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio
Morgan Stanley Co.
  convertible, (Celgene Corp.), 0% (144A)                             2/21/06        $5,782,350   $ 6,662,919          0.7%
----------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2006. The issuer incurs all registration costs.

Janus Aspen Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.4%
Advertising Agencies - 0.6%
             4,500    Omnicom Group, Inc.                                                                                $   374,625
Agricultural Chemicals - 0.4%
             9,400    Agrium, Inc. (U.S. Shares)                                                                             237,444
Apparel Manufacturers - 0.8%
             9,300    Jones Apparel Group, Inc.                                                                              328,941
             4,700    Liz Claiborne, Inc.                                                                                    192,606
                                                                                                                             521,547
Automotive - Truck Parts and Equipment - Original - 0.9%
             7,200    Magna International, Inc. - Class A (U.S. Shares)                                                      544,968
Brewery - 0.9%
             8,100    Molson Coors Brewing Co. - Class B                                                                     555,822
Broadcast Services and Programming - 0.5%
            35,900    Liberty Media Corp. - Class A*                                                                         294,739
Chemicals - Diversified - 0.5%
             4,300    Dow Chemical Co.                                                                                       174,580
             6,900    Huntsman Corp.*                                                                                        133,170
                                                                                                                             307,750
Chemicals - Specialty - 1.9%
            43,700    Chemtura Corp.                                                                                         514,786
            16,200    Lubrizol Corp.                                                                                         694,170
                                                                                                                           1,208,956
Coal - 0.7%
             5,600    Arch Coal, Inc.                                                                                        425,264
Commercial Banks - 3.5%
            10,700    Compass Bancshares, Inc.                                                                               541,527
             6,700    HSBC Holdings PLC (ADR)                                                                                561,326
            27,300    Synovus Financial Corp.                                                                                739,557
            14,800    Valley National Bancorp                                                                                379,176
                                                                                                                           2,221,586
Commercial Services - 0.3%
            16,400    ServiceMaster Co.                                                                                      215,168
Commercial Services - Finance - 0.3%
             8,600    H&R Block, Inc.                                                                                        186,190
Computers - Integrated Systems - 0.9%
            14,400    Diebold, Inc.                                                                                          591,840
Containers - Metal and Glass - 1.0%
            14,000    Ball Corp.                                                                                             613,620
Cosmetics and Toiletries - 1.1%
             8,100    Alberto-Culver Co.                                                                                     358,263
            11,500    Avon Products, Inc.                                                                                    358,455
                                                                                                                             716,718
Data Processing and Management - 1.0%
             3,900    First Data Corp.                                                                                       182,598
             9,900    Fiserv, Inc.*                                                                                          421,245
                                                                                                                             603,843
Diagnostic Equipment - 0.3%
             6,000    Cytyc Corp.*                                                                                           169,080
Disposable Medical Products - 0.6%
             5,500    C.R. Bard, Inc.                                                                                        372,955
Distribution/Wholesale - 1.7%
             4,500    Genuine Parts Co.                                                                                      197,235
            15,200    Tech Data Corp.*                                                                                       561,032
             4,600    W.W. Grainger, Inc.                                                                                    346,610
                                                                                                                           1,104,877
Diversified Operations - 1.5%
             7,500    Dover Corp.                                                                                            364,200
             2,600    Illinois Tool Works, Inc.                                                                              250,406
            11,900    Tyco International, Ltd. (U.S. Shares)                                                                 319,872
                                                                                                                             934,478
Diversified Operations - Commercial Services - 0.7%
            24,600    Cendant Corp.                                                                                          426,810
Electric - Integrated - 1.2%
            28,200    DPL, Inc.                                                                                              761,400
Electric Products - Miscellaneous - 0.3%
             2,600    Emerson Electric Co.                                                                                   217,438
Electronic Components - Miscellaneous - 0.7%
            35,000    Flextronics International, Ltd. (U.S. Shares)*                                                         362,250
             7,600    Vishay Intertechnology, Inc.*                                                                          108,224
                                                                                                                             470,474
Electronic Components - Semiconductors - 0.7%
            14,900    QLogic Corp.*                                                                                          288,315
             6,500    Xilinx, Inc.                                                                                           165,490
                                                                                                                             453,805
Fiduciary Banks - 1.7%
            13,900    Bank of New York Company, Inc.                                                                         500,956
            16,400    Mellon Financial Corp.                                                                                 583,840
                                                                                                                           1,084,796
Finance - Commercial - 0.6%
             6,500    CIT Group, Inc.                                                                                        347,880
Food - Confectionary - 0.6%
             9,600    J.M. Smucker Co.                                                                                       381,120
Food - Diversified - 0.6%
             9,700    H.J. Heinz Co.                                                                                         367,824
Food - Wholesale/Distribution - 0.3%
             6,200    Supervalu, Inc.                                                                                        191,084
Forestry - 0.6%
            10,800    Plum Creek Timber Company, Inc.                                                                        398,844
Hotels and Motels - 1.3%
             5,300    Fairmont Hotels & Resorts, Inc. (U.S. Shares)                                                          236,910
            22,900    Hilton Hotels Corp.                                                                                    583,034
                                                                                                                             819,944
Human Resources - 1.2%
            13,900    Hewitt Associates, Inc. - Class A*                                                                     413,386
             5,600    Manpower, Inc.                                                                                         320,208
                                                                                                                             733,594
Industrial Gases - 0.8%
             7,400    Air Products and Chemicals, Inc.                                                                       497,206
Instruments - Scientific - 1.1%
             7,100    Fisher Scientific International, Inc.*                                                                 483,155
             5,600    Waters Corp.*                                                                                          241,640
                                                                                                                             724,795
Insurance Brokers - 0.6%
            14,600    Arthur J. Gallagher & Co.                                                                              406,026
Internet Infrastructure Equipment - 0.6%
            11,500    Avocent Corp.*                                                                                         365,010
Internet Security - 1.2%
            25,400    Check Point Software Technologies, Ltd. (U.S. Shares)*                                                 508,508
            14,300    Symantec Corp.*                                                                                        240,669
                                                                                                                             749,177
Investment Management and Advisory Services - 4.1%
            27,700    AllianceBernstein Holding L.P.*                                                                      1,835,124
             4,700    Federated Investors, Inc. - Class B                                                                    183,535
            26,600    Waddell & Reed Financial, Inc. - Class A                                                               614,460
                                                                                                                           2,633,119
Machinery - Farm - 0.5%
             4,000    Deere & Co.                                                                                            316,200
Medical - Biomedical and Genetic - 0.5%
             4,100    Invitrogen Corp.*                                                                                      287,533
Medical - Generic Drugs - 0.5%
            20,100    Perrigo Co.                                                                                            327,831
Medical - Hospitals - 1.0%
            17,200    Health Management Associates, Inc. - Class A                                                           371,004
             7,600    LifePoint Hospitals, Inc.*                                                                             236,360
                                                                                                                             607,364
Medical - Nursing Homes - 0.9%
            12,600    Manor Care, Inc.                                                                                       558,810
Medical Instruments - 0.9%
             6,600    Beckman Coulter, Inc.                                                                                  360,162
            10,100    Boston Scientific Corp.*                                                                               232,805
                                                                                                                             592,967
Medical Labs and Testing Services - 1.0%
            10,500    Laboratory Corporation of America Holdings*                                                            614,040
Medical Products - 1.8%
            13,800    Biomet, Inc.                                                                                           490,176
             5,900    Cooper Companies, Inc.                                                                                 318,777
             6,400    Henry Schein, Inc.*                                                                                    306,304
                                                                                                                           1,115,257
Medical Sterilization Products - 0.4%
             9,100    Steris Corp.                                                                                           224,588
Multi-Line Insurance - 1.7%
            50,125    Old Republic International Corp.                                                                     1,093,728
Multimedia - 0.7%
             8,000    McGraw-Hill Companies, Inc.                                                                            460,960
Networking Products - 0.6%
            19,100    Juniper Networks, Inc.*                                                                                365,192
Non-Hazardous Waste Disposal - 1.8%
             8,900    Republic Services, Inc.                                                                                378,339
            21,000    Waste Management, Inc.                                                                                 741,300
                                                                                                                           1,119,639
Office Automation and Equipment - 1.7%
            14,900    Pitney Bowes, Inc.                                                                                     639,657
            28,500    Xerox Corp.*                                                                                           433,200
                                                                                                                           1,072,857
Oil - Field Services - 0.5%
             5,800    BJ Services Co.                                                                                        200,680
             1,700    Halliburton Co.                                                                                        124,134
                                                                                                                             324,814
Oil and Gas Drilling - 0.3%
             5,000    Precision Drilling Trust (U.S. Shares)                                                                 161,700
Oil Companies - Exploration and Production - 7.0%
             6,600    Anadarko Petroleum Corp.                                                                               666,666
            10,900    Cimarex Energy Co.                                                                                     471,534
            14,100    Forest Oil Corp.*                                                                                      524,238
            11,600    Murphy Oil Corp.                                                                                       577,912
            17,900    Newfield Exploration Co.*                                                                              750,010
            19,218    Noble Energy, Inc.                                                                                     844,054
             5,700    St. Mary Land & Exploration Co.                                                                        232,731
             9,300    Stone Energy Corp.*                                                                                    410,409
                                                                                                                           4,477,554
Oil Companies - Integrated - 0.5%
             4,000    Marathon Oil Corp.                                                                                     304,680
Oil Refining and Marketing - 0.2%
             1,600    Sunoco, Inc.                                                                                           124,112
Paper and Related Products - 2.7%
             9,900    Potlatch Corp.                                                                                         424,116
            13,132    Rayonier, Inc.                                                                                         598,688
            27,900    Smurfit-Stone Container Corp.*                                                                         378,603
             6,300    Temple-Inland, Inc.                                                                                    280,665
                                                                                                                           1,682,072
Pharmacy Services - 0.4%
             4,500    Omnicare, Inc.                                                                                         247,455
Pipelines - 1.0%
            13,200    Western Gas Resources, Inc.                                                                            636,900
Property and Casualty Insurance - 0.5%
             5,300    Mercury General Corp.                                                                                  290,970
Publishing - Newspapers - 0.3%
             6,300    Tribune Co.                                                                                            172,809
Publishing - Periodicals - 0.2%
            10,000    Reader's Digest Association, Inc.                                                                      147,500
Radio - 0.8%
            27,800    Cox Radio, Inc. - Class A*                                                                             373,076
            13,400    Westwood One, Inc.                                                                                     147,936
                                                                                                                             521,012
Reinsurance - 3.1%
               389    Berkshire Hathaway, Inc. - Class B*                                                                  1,171,668
            27,300    IPC Holdings, Ltd.                                                                                     765,765
                                                                                                                           1,937,433
REIT - Apartments - 1.2%
             3,800    Archstone-Smith Trust, Inc.                                                                            185,326
            10,800    Home Properties, Inc.                                                                                  551,880
                                                                                                                             737,206
REIT - Health Care - 0.5%
            11,400    Health Care Property Investors, Inc.                                                                   323,760
REIT - Office Property - 0.9%
             2,800    Alexandria Real Estate Equities, Inc.                                                                  266,924
            10,000    BioMed Realty Trust, Inc.                                                                              296,400
                                                                                                                             563,324
REIT - Regional Malls - 0.3%
             2,400    Macerich Co.                                                                                           177,480
REIT - Shopping Centers - 0.3%
             4,500    Weingarten Realty Investors                                                                            183,375
REIT - Warehouse and Industrial - 1.1%
            13,300    ProLogis                                                                                               711,550
Resorts and Theme Parks - 0.1%
             1,700    Vail Resorts, Inc.*                                                                                     64,974
Retail - Apparel and Shoe - 1.2%
            10,000    Foot Locker, Inc.                                                                                      238,800
            10,000    Gap, Inc.                                                                                              186,800
            11,400    Talbots, Inc.                                                                                          306,318
                                                                                                                             731,918
Retail - Auto Parts - 0.8%
             5,000    AutoZone, Inc.*                                                                                        498,450
Retail - Drug Store - 1.0%
            20,300    CVS Corp.                                                                                              606,361
Retail - Major Department Stores - 0.2%
             8,100    Saks, Inc.*                                                                                            156,330
Retail - Restaurants - 0.7%
            13,100    Applebee's International, Inc.                                                                         321,605
             2,400    Wendy's International, Inc.                                                                            148,944
                                                                                                                             470,549
Rubber - Tires - 0.8%
            34,400    Cooper Tire & Rubber Co.                                                                               493,296
Savings/Loan/Thrifts - 1.2%
            17,630    Astoria Financial Corp.                                                                                545,825
             9,760    Washington Federal, Inc.                                                                               236,192
                                                                                                                             782,017
Super-Regional Banks - 2.3%
             5,000    PNC Bank Corp.                                                                                         336,550
            15,168    SunTrust Banks, Inc.                                                                                 1,103,624
                                                                                                                           1,440,174
Telecommunication Equipment - 0.3%
            13,800    Andrew Corp.*                                                                                          169,464
Telephone - Integrated - 1.7%
             9,900    ALLTEL Corp.                                                                                           641,025
            10,500    CenturyTel, Inc.                                                                                       410,760
                                                                                                                           1,051,785
Television - 0.7%
            12,500    Univision Communications, Inc. - Class A*                                                              430,875
Toys - 0.5%
            18,200    Mattel, Inc.                                                                                           329,966
Transportation - Railroad - 3.5%
            26,900    Kansas City Southern*                                                                                  664,430
            16,500    Norfolk Southern Corp.                                                                                 892,155
             7,900    Union Pacific Corp.                                                                                    737,465
                                                                                                                           2,294,050
Transportation - Services - 1.2%
            28,900    Laidlaw International, Inc.                                                                            786,080
Transportation - Truck - 1.1%
            31,800    J.B. Hunt Transport Services, Inc.                                                                     684,972
Wireless Equipment - 0.0%
             3,100    Wireless Facilities, Inc.*                                                                              12,462
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $49,988,892)                                                                                     57,718,211
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 8.6%
    $    5,400,000    Mitsubishi Securities (USA), Inc., 4.875%
                       dated 3/31/06, maturing 4/3/06
                       to be repurchased a $5,402,194
                       collateralized by $19,582,547
                       in U.S. Government Agencies
                       0% - 8.00%, 8/25/18 - 8/1/35
                       with a value of $5,508,000
                       (cost $5,400,000)                                                                                   5,400,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bills - 0%
                      U.S. Treasury Bills
            10,000     4.09%, 4/6/06**                                                                                         9,995
            20,000     4.405%, 5/11/06**                                                                                      19,902
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term U.S. Treasury Bills (amortized cost $29,897)                                                                 29,897

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $55,418,789) - 100%                                                                        $63,148,108
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                                    Value      % of Investment Securities
Bermuda                               $  1,085,637               1.7 %
Canada                                   1,181,022               2.0
Israel                                     508,508               0.8
Singapore                                  362,250               0.5
United Kingdom                             561,326               0.9
United States++                         59,449,365              94.1
                      Total           $ 63,148,108              100.0%
                                      ============              ======

++ Includes Short-Term Securities (85.5% excluding Short-Term Securities)

Financial Futures - Long
--------------------------------------------------------------------------------
6 Contracts        S&P 400(R) Index (Emini)
                     expires June 2006, principal
                     amount $474,196, value $479,040
                     cumulative appreciation.............................$4,844
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR                   American Depositary Receipt

PLC                   Public Limited Company

REIT                  Real Estate Investment Trust

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of March 31, 2006 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                                      $29,897
--------------------------------------------------------------------------------

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 44.0%
    $      395,000    Atlantic Asset Securitization LLC, 4.75%, 4/3/06 (Section 4(2))                                    $   394,896
           100,000    Banco Santander Puerto Rico, 4.65%, 4/3/06                                                              99,974
           550,000    Bavaria TRR Corp., 4.64%, 4/5/06 (Section 4(2))                                                        549,716
           300,000    Check Point Charlie, Inc., 4.61%, 4/3/06 (Section 4(2))                                                299,923
           250,000    Check Point Charlie, Inc., 4.90%, 6/1/06 (Section 4(2))                                                247,924
           475,000    Dorada Finance, 4.70%, 4/26/06 (144A)                                                                  473,450
           400,000    Klio Funding Corp., 4.63%, 4/27/06 (144A)                                                              398,662
           454,000    Klio III Funding Corp., 4.66%, 4/5/06 (144A)                                                           453,765
           500,000    La Fayette Asset Securitization LLC, 4.59%, 4/3/06 (Section 4(2))                                      499,873
           550,000    Rhineland Funding Capital Corp., 4.70%, 5/2/06 (Section 4(2))                                          547,774
           550,000    Ticonderoga Funding LLC, 4.62%, 4/3/06 (144A)ss.                                                       549,859
           527,000    Whistlejacket Capital, Ltd., 4.64%, 4/3/06 (144A)                                                      526,864
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $5,042,680)                                                                                   5,042,680
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 32.5%
           300,000    Anaheim California Housing Authority Multifamily Housing Revenue, (Cobblestone), 4.93%, 3/15/33        300,000
           780,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B, 4.95%, 10/1/19        780,000
         1,510,000    Cunat Capital Corp., Series 1998-A, 5.04%, 12/1/28                                                   1,510,000
           810,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 4.89%, 12/22/24                       810,000
           335,000    Ohio State Higher Education Facilities Revenue (Columbus College Project), Series 2003A,
                      4.95%, 9/1/07                                                                                          335,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $3,735,000)                                                                 3,735,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 23.5%
         2,700,000    Bear Stearns & Company, Inc., 4.875%
                       dated 3/31/06, maturing 4/3/06
                       to be repurchased at $2,701,097
                       collateralized by $4,830,514
                       in U.S. Government Agencies
                       0% - 6.50%, 8/25/31 - 3/25/36
                       with a value of $2,754,039
                       (cost $2,700,000)                                                                                   2,700,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $11,477,680) - 100%                                                                        $11,477,680
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ss. Schedule of Restricted and Illiquid Securities

----------------------------------------------------------------------------------------------------------------------------
                                                                                                            Value as a %
                                                            Acquisition     Acquisition                     of Investment
                                                               Date            Cost            Value         Securities
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Money Market Portfolio
Ticonderoga Funding LLC, 4.62%, 4/3/06 (144A)                 3/8/06         $ 550,000       $ 549,859          4.8%
----------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2006. The issuer incurs all registration costs.

The interest rate for variable rate demand notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Aspen Risk-Managed Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Advertising Sales - 0.2%
               400    Lamar Advertising Co.*                                                                             $    21,048
Advertising Services - 0.2%
               200    Getty Images, Inc.*                                                                                     14,976
                48    R.H. Donnelley Corp.*                                                                                    2,795
                                                                                                                              17,771
Aerospace and Defense - 0.7%
               600    Boeing Co.                                                                                              46,758
               100    Raytheon Co.                                                                                             4,584
               500    Rockwell Collins, Inc.                                                                                  28,175
                                                                                                                              79,517
Aerospace and Defense - Equipment - 0.2%
               300    B.F. Goodrich Co.                                                                                       13,083
               200    United Technologies Corp.                                                                               11,594
                                                                                                                              24,677
Agricultural Chemicals - 0.1%
               200    Monsanto Co.                                                                                            16,950
Airlines - 0.8%
             1,300    AMR Corp.*                                                                                              35,165
             2,600    JetBlue Airways Corp.*                                                                                  27,872
             1,700    Southwest Airlines Co.                                                                                  30,583
                                                                                                                              93,620
Apparel Manufacturers - 0.1%
               100    Coach, Inc.*                                                                                             3,458
               200    Polo Ralph Lauren Corp.                                                                                 12,122
                                                                                                                              15,580
Applications Software - 2.5%
               500    Citrix Systems, Inc.*                                                                                   18,950
               700    Intuit, Inc.*                                                                                           37,233
             6,700    Microsoft Corp.                                                                                        182,307
             1,800    Red Hat, Inc.*                                                                                          50,364
               100    Salesforce.com, Inc.*                                                                                    3,633
                                                                                                                             292,487
Batteries and Battery Systems - 0.1%
               200    Energizer Holdings, Inc.*                                                                               10,600
Beverages - Non-Alcoholic - 1.6%
             2,000    Coca-Cola Co.                                                                                           83,740
               100    Pepsi Bottling Group, Inc.                                                                               3,039
             1,700    PepsiCo, Inc.                                                                                           98,243
                                                                                                                             185,022
Beverages - Wine and Spirits - 0.5%
               800    Brown-Forman Corp. - Class B                                                                            61,576
Broadcast Services and Programming - 0.5%
               100    Clear Channel Communications, Inc.                                                                       2,901
             2,600    Liberty Global, Inc. - Class A*                                                                         53,222
                                                                                                                              56,123
Building - Residential and Commercial - 0.2%
               300    KB Home                                                                                                 19,494
               200    Toll Brothers, Inc.*                                                                                     6,926
                                                                                                                              26,420
Building Products - Cement and Aggregate - 0.1%
               100    Martin Marietta Materials, Inc.                                                                         10,703
Cable Television - 0.8%
               900    Cablevision Systems New York Group - Class A*                                                           24,030
             1,500    Comcast Corp. - Class A*                                                                                39,240
             1,900    DIRECTV Group, Inc.*                                                                                    31,160
                                                                                                                              94,430
Casino Hotels - 0.3%
               100    Harrah's Entertainment, Inc.                                                                             7,796
               200    MGM Mirage*                                                                                              8,618
               200    Station Casinos, Inc.                                                                                   15,874
                                                                                                                              32,288
Casino Services - 0.0%
               100    International Game Technology                                                                            3,522
Cellular Telecommunications - 0.8%
               800    N.I.I. Holdings, Inc.*                                                                                  47,176
             1,500    Nextel Partners, Inc. - Class A*                                                                        42,480
                                                                                                                              89,656
Chemicals - Specialty - 0.0%
               100    Ecolab, Inc.                                                                                             3,820
Coal - 0.8%
               400    Arch Coal, Inc.                                                                                         30,376
               600    CONSOL Energy, Inc.                                                                                     44,496
               400    Peabody Energy Corp.                                                                                    20,164
                                                                                                                              95,036
Commercial Banks - 0.4%
               400    Commerce Bancorp, Inc.                                                                                  14,660
               300    Synovus Financial Corp.                                                                                  8,127
               700    TCF Financial Corp.                                                                                     18,025
                                                                                                                              40,812
Commercial Services - 1.4%
               500    Alliance Data Systems Corp.*                                                                            23,385
               500    ChoicePoint, Inc.*                                                                                      22,375
             1,900    Iron Mountain, Inc.*                                                                                    77,406
               600    ServiceMaster Co.                                                                                        7,872
               700    Weight Watchers International, Inc.                                                                     35,980
                                                                                                                             167,018
Commercial Services - Finance - 1.6%
             1,600    Equifax, Inc.                                                                                           59,584
             1,100    Moody's Corp.                                                                                           78,606
             1,100    Paychex, Inc.                                                                                           45,826
                                                                                                                             184,016
Computer Aided Design - 0.3%
             1,000    Autodesk, Inc.*                                                                                         38,520
Computer Graphics - 0.1%
               100    Pixar*                                                                                                   6,414
Computer Services - 0.7%
             1,200    Ceridian Corp.*                                                                                         30,540
               700    DST Systems, Inc.*                                                                                      40,558
               300    Electronic Data Systems Corp.                                                                            8,049
               100    Reynolds and Reynolds Co.                                                                                2,840
                                                                                                                              81,987
Computers - 0.5%
               900    Apple Computer, Inc.*                                                                                   56,448
Computers - Memory Devices - 0.4%
               500    SanDisk Corp.*                                                                                          28,760
             1,100    Western Digital Corp.*                                                                                  21,373
                                                                                                                              50,133
Consulting Services - 0.5%
               600    Corporate Executive Board Co.                                                                           60,540
Consumer Products - Miscellaneous - 0.0%
               100    Scotts Miracle-Gro Co. - Class A                                                                         4,576
Containers - Paper and Plastic - 0.1%
               100    Sealed Air Corp.                                                                                         5,787
Cosmetics and Toiletries - 2.8%
             1,700    Colgate-Palmolive Co.                                                                                   97,070
             3,942    Procter & Gamble Co.                                                                                   227,138
                                                                                                                             324,208
Data Processing and Management - 2.2%
               600    Automatic Data Processing, Inc.                                                                         27,408
               100    Dun & Bradstreet Corp.*                                                                                  7,668
             1,000    Fair Issac Corp.                                                                                        39,620
               900    Fidelity National Information Services, Inc.                                                            36,495
             1,600    First Data Corp.                                                                                        74,912
               600    Fiserv, Inc.*                                                                                           25,530
               700    Global Payments, Inc.                                                                                   37,107
                                                                                                                             248,740
Diagnostic Kits - 0.5%
               300    Dade Behring Holdings, Inc.                                                                             10,713
               500    IDEXX Laboratories, Inc.*                                                                               43,180
                                                                                                                              53,893
Dialysis Centers - 0.1%
               250    Davita, Inc.*                                                                                           15,053
Direct Marketing - 0.0%
               100    Harte-Hanks Communications, Inc.                                                                         2,735
Disposable Medical Products - 0.3%
               500    C.R. Bard, Inc.                                                                                         33,905
Distribution/Wholesale - 0.2%
               400    Fastenal Co.                                                                                            18,936
Diversified Operations - 3.8%
               300    Danaher Corp.                                                                                           19,065
               400    Dover Corp.                                                                                             19,424
             9,200    General Electric Co.                                                                                   319,976
             1,500    ITT Industries, Inc.                                                                                    84,330
               200    Roper Industries, Inc.                                                                                   9,726
                                                                                                                             452,521
Diversified Operations - Commercial Services - 0.2%
               600    ARAMARK Corp.- Class B                                                                                  17,724
Drug Delivery Systems - 0.5%
             1,500    Hospira, Inc.*                                                                                          59,190
E-Commerce/Products - 0.2%
               700    Amazon.com, Inc.*                                                                                       25,557
E-Commerce/Services - 1.1%
               600    eBay, Inc.*                                                                                             23,436
             2,200    Emdeon Corp.*                                                                                           23,760
             2,100    Expedia, Inc.*                                                                                          42,567
             1,400    IAC/InterActiveCorp*                                                                                    41,258
                                                                                                                             131,021
Electric - Integrated - 0.1%
               200    TXU Corp.                                                                                                8,952
Electric Products - Miscellaneous - 0.1%
               400    Molex, Inc.                                                                                             13,280
Electronic Components - Miscellaneous - 0.1%
               400    Jabil Circuit, Inc.*                                                                                    17,144
Electronic Components - Semiconductors - 2.9%
               100    Agere Systems, Inc.*                                                                                     1,504
               200    Altera Corp.*                                                                                            4,128
             1,300    Broadcom Corp. - Class A*                                                                               56,108
               300    Freescale Semiconductor, Inc. - Class B*                                                                 8,331
             3,600    Intel Corp.                                                                                             69,660
             1,300    Intersil Corp. - Class A                                                                                37,596
               800    MEMC Electronic Materials, Inc.*                                                                        29,536
               200    Microchip Technology, Inc.                                                                               7,260
             2,400    Micron Technology, Inc.*                                                                                35,328
             1,800    National Semiconductor Corp.                                                                            50,112
               100    NVIDIA Corp.*                                                                                            5,726
               800    Texas Instruments, Inc.                                                                                 25,976
                                                                                                                             331,265
Electronic Connectors - 0.1%
               200    Amphenol Corp. - Class A                                                                                10,436
Electronic Design Automation - 0.1%
               100    Cadence Design Systems, Inc.*                                                                            1,849
               400    Synopsys, Inc.*                                                                                          8,940
                                                                                                                              10,789
Electronic Forms - 0.2%
               780    Adobe Systems, Inc.*                                                                                    27,238
Electronic Measuring Instruments - 0.5%
             1,300    Agilent Technologies, Inc.*                                                                             48,815
               100    Trimble Navigation, Ltd.*                                                                                4,505
                                                                                                                              53,320
Electronic Parts Distributors - 0.2%
               800    Avnet, Inc.*                                                                                            20,304
Engineering - Research and Development Services - 0.3%
               400    Jacobs Engineering Group, Inc.*                                                                         34,696
Engines - Internal Combustion - 0.4%
               400    Cummins, Inc.                                                                                           42,040
Enterprise Software/Services - 0.3%
             1,300    BMC Software, Inc.*                                                                                     28,158
                57    Oracle Corp.*                                                                                              780
                                                                                                                              28,938
Entertainment Software - 0.0%
               188    Activision, Inc.*                                                                                        2,593
Fiduciary Banks - 0.6%
               300    Mellon Financial Corp.                                                                                  10,680
               700    Northern Trust Corp.                                                                                    36,750
               300    State Street Corp.                                                                                      18,129
                                                                                                                              65,559
Finance - Consumer Loans - 0.5%
             1,200    SLM Corp.                                                                                               62,328
Finance - Credit Card - 0.1%
               200    American Express Co.                                                                                    10,510
Finance - Investment Bankers/Brokers - 0.9%
             3,100    Charles Schwab Corp.                                                                                    53,351
               100    Goldman Sachs Group, Inc.                                                                               15,696
             1,800    TD Ameritrade Holding Corp.*                                                                            37,566
                                                                                                                             106,613
Finance - Other Services - 0.8%
               200    Chicago Mercantile Exchange Holdings, Inc.                                                              89,500
Food - Confectionary - 1.1%
             1,200    Hershey Foods Corp.                                                                                     62,676
             1,000    Wm. Wrigley Jr. Co.                                                                                     64,000
                                                                                                                             126,676
Food - Diversified - 0.3%
               200    Campbell Soup Co.                                                                                        6,480
               700    Kellogg Co.                                                                                             30,828
                                                                                                                              37,308
Food - Retail - 0.9%
             1,600    Whole Foods Market, Inc.                                                                               106,304
Food - Wholesale/Distribution - 0.1%
               500    Sysco Corp.                                                                                             16,025
Footwear and Related Apparel - 0.1%
               500    Timberland Co. - Class A*                                                                               17,115
Hazardous Waste Disposal - 0.5%
               800    Stericycle, Inc.*                                                                                       54,096
Health Care Cost Containment - 0.9%
             2,000    McKesson Corp.                                                                                         104,260
Home Decoration Products - 0.2%
               700    Newell Rubbermaid, Inc.                                                                                 17,633
Hospital Beds and Equipment - 0.1%
               200    Kinetic Concepts, Inc.*                                                                                  8,234
Hotels and Motels - 0.1%
               100    Starwood Hotels & Resorts Worldwide, Inc.                                                                6,773
Human Resources - 0.6%
               100    Manpower, Inc.                                                                                           5,718
               100    Monster Worldwide, Inc.*                                                                                 4,986
             1,500    Robert Half International, Inc.                                                                         57,915
                                                                                                                              68,619
Instruments - Controls - 0.1%
               200    Thermo Electron Corp.*                                                                                   7,418
Insurance Brokers - 0.4%
             1,300    Brown & Brown, Inc.                                                                                     43,160
Internet Financial Services - 0.1%
               400    IndyMac Bancorp, Inc.                                                                                   16,372
Internet Infrastructure Software - 0.2%
               800    Akamai Technologies, Inc.*                                                                              26,312
Internet Security - 0.1%
               400    Symantec Corp.*                                                                                          6,732
Investment Management and Advisory Services - 2.7%
               300    Ameriprise Financial, Inc.                                                                              13,518
             1,100    Federated Investors, Inc. - Class B                                                                     42,955
             1,000    Franklin Resources, Inc.                                                                                94,240
             1,250    Legg Mason, Inc.                                                                                       156,663
                                                                                                                             307,376
Life and Health Insurance - 1.0%
             2,000    AFLAC, Inc.                                                                                             90,260
               400    Prudential Financial, Inc.                                                                              30,324
                                                                                                                             120,584
Lottery Services - 0.6%
             2,100    GTECH Holdings Corp.                                                                                    71,505
Machinery - Construction and Mining - 0.1%
               100    Caterpillar, Inc.                                                                                        7,181
Medical - Biomedical and Genetic - 5.3%
               300    Affymetrix, Inc.*                                                                                        9,879
             1,535    Amgen, Inc.*                                                                                           111,671
             2,600    Celgene Corp.*                                                                                         114,972
             1,600    Chiron Corp.*                                                                                           73,296
             1,900    Genentech, Inc.*                                                                                       160,568
               300    Genzyme Corp.*                                                                                          20,166
               100    Invitrogen Corp.*                                                                                        7,013
             1,600    Millennium Pharmaceuticals, Inc.*                                                                       16,176
               800    Millipore Corp.*                                                                                        58,448
             1,400    PDL BioPharma, Inc.*                                                                                    45,920
                                                                                                                             618,109
Medical - Drugs - 5.0%
               300    Abbott Laboratories                                                                                     12,741
               900    Bristol-Myers Squibb Co.                                                                                22,149
             1,100    Eli Lilly and Co.                                                                                       60,830
               900    Endo Pharmaceuticals Holdings, Inc.*                                                                    29,529
             1,500    Forest Laboratories, Inc.*                                                                              66,945
             2,600    MedImmune, Inc.*                                                                                        95,108
             4,600    Merck & Company, Inc.                                                                                  162,057
             4,300    Schering-Plough Corp.                                                                                   81,657
             1,100    Wyeth                                                                                                   53,372
                                                                                                                             584,388
Medical - Generic Drugs - 0.7%
               900    Barr Pharmaceuticals, Inc.*                                                                             56,682
               800    Mylan Laboratories, Inc.                                                                                18,720
                                                                                                                              75,402
Medical - HMO - 3.2%
               800    Aetna, Inc.                                                                                             39,312
               475    Coventry Health Care, Inc.*                                                                             25,641
             1,200    Health Net, Inc.*                                                                                       60,984
               100    Humana, Inc.*                                                                                            5,265
             2,660    UnitedHealth Group, Inc.                                                                               148,587
             1,255    WellPoint, Inc.*                                                                                        97,175
                                                                                                                             376,964
Medical - Hospitals - 1.0%
               400    Community Health Care Corp.*                                                                            14,460
             1,400    HCA, Inc.                                                                                               64,106
               600    Health Management Associates, Inc. - Class A                                                            12,942
               400    LifePoint Hospitals, Inc.*                                                                              12,440
               200    Universal Health Services, Inc. - Class B                                                               10,158
                                                                                                                             114,106
Medical - Nursing Homes - 0.2%
               400    Manor Care, Inc.                                                                                        17,740
Medical - Outpatient and Home Medical Care - 0.2%
               600    Lincare Holdings, Inc.*                                                                                 23,376
Medical - Wholesale Drug Distributors - 0.8%
             1,300    Cardinal Health, Inc.                                                                                   96,876
Medical Information Systems - 0.3%
               600    Cerner Corp.*                                                                                           28,470
               100    IMS Health, Inc.                                                                                         2,577
                                                                                                                              31,047
Medical Instruments - 1.8%
               300    Edwards Lifesciences Corp.*                                                                             13,050
               400    Guidant Corp.                                                                                           31,224
             1,200    Medtronic, Inc.                                                                                         60,900
             1,500    St. Jude Medical, Inc.*                                                                                 61,500
               700    Techne Corp.*                                                                                           42,098
                                                                                                                             208,772
Medical Labs and Testing Services - 0.6%
               400    Covance, Inc.*                                                                                          23,500
               200    Laboratory Corporation of America Holdings*                                                             11,696
               600    Quest Diagnostics, Inc.                                                                                 30,780
                                                                                                                              65,976
Medical Products - 2.6%
             1,300    Baxter International, Inc.                                                                              50,453
               500    Becton, Dickinson and Co.                                                                               30,790
               400    Henry Schein, Inc.*                                                                                     19,144
             2,800    Johnson & Johnson                                                                                      165,816
               600    Stryker Corp.                                                                                           26,604
               100    Varian Medical Systems, Inc.*                                                                            5,616
               100    Zimmer Holdings, Inc.*                                                                                   6,760
                                                                                                                             305,183
Metal Processors and Fabricators - 0.2%
               400    Precision Castparts Corp.                                                                               23,760
Multi-Line Insurance - 0.3%
               100    American International Group, Inc.                                                                       6,609
               900    HCC Insurance Holdings, Inc.                                                                            31,320
                                                                                                                              37,929
Multimedia - 1.2%
             1,600    E.W. Scripps Co. - Class A                                                                              71,536
               500    McGraw-Hill Companies, Inc.                                                                             28,810
               500    Meredith Corp.                                                                                          27,895
               400    News Corporation, Inc. - Class A                                                                         6,644
                                                                                                                             134,885
Networking Products - 0.1%
               500    Cisco Systems, Inc.*                                                                                    10,835
Office Furnishings - Original - 0.5%
               100    Herman Miller, Inc.                                                                                      3,241
               900    HNI, Corp.                                                                                              53,100
                                                                                                                              56,341
Office Supplies and Forms - 0.1%
               100    Avery Dennison Corp.                                                                                     5,848
Oil - Field Services - 1.5%
               900    Baker Hughes, Inc.                                                                                      61,560
             2,100    BJ Services Co.                                                                                         72,660
               400    Halliburton Co.                                                                                         29,208
               200    Smith International, Inc.                                                                                7,792
                                                                                                                             171,220
Oil and Gas Drilling - 0.7%
               100    Diamond Offshore Drilling, Inc.                                                                          8,950
               300    Helmerich & Payne, Inc.                                                                                 20,946
             1,700    Patterson-UTI Energy, Inc.                                                                              54,332
                                                                                                                              84,228
Oil Companies - Exploration and Production - 1.7%
               800    Chesapeake Energy Corp.                                                                                 25,128
               100    Denbury Resources, Inc.*                                                                                 3,167
             1,200    EOG Resources, Inc.                                                                                     86,400
               400    Newfield Exploration Co.*                                                                               16,760
               200    Noble Energy, Inc.                                                                                       8,784
                50    Quicksilver Resources, Inc.*                                                                             1,933
             1,000    Southwestern Energy Co.*                                                                                32,190
               521    XTO Energy, Inc.                                                                                        22,700
                                                                                                                             197,062
Oil Field Machinery and Equipment - 1.3%
             1,100    Cooper Cameron Corp.*                                                                                   48,488
               400    FMC Technologies, Inc.*                                                                                 20,488
               900    Grant Prideco, Inc.*                                                                                    38,556
               700    National-Oilwell Varco, Inc.*                                                                           44,884
                                                                                                                             152,416
Oil Refining and Marketing - 0.7%
             1,000    Sunoco, Inc.                                                                                            77,570
               100    Tesoro Corp.                                                                                             6,834
                                                                                                                              84,404
Optical Supplies - 1.1%
             1,146    Allergan, Inc.                                                                                         124,341
               100    Bausch & Lomb, Inc.                                                                                      6,370
                                                                                                                             130,711
Pharmacy Services - 2.8%
             1,041    Caremark Rx, Inc.*                                                                                      51,196
             1,600    Express Scripts, Inc. - Class A*                                                                       140,640
             1,725    Medco Health Solutions, Inc.*                                                                           98,705
               600    Omnicare, Inc.                                                                                          32,994
                                                                                                                             323,535
Pipelines - 1.8%
             1,700    Equitable Resources, Inc.                                                                               62,067
               800    Kinder Morgan, Inc.                                                                                     73,592
               400    Questar Corp.                                                                                           28,020
             1,000    Western Gas Resources, Inc.                                                                             48,250
                                                                                                                             211,929
Power Converters and Power Supply Equipment - 0.1%
               500    American Power Conversion Corp.                                                                         11,555
Property and Casualty Insurance - 1.1%
               300    Philadelphia Consolidated Holding Corp.*                                                                10,242
             1,000    Progressive Corp.                                                                                      104,260
               300    W. R. Berkley Corp.                                                                                     17,418
                                                                                                                             131,920
Publishing - Books - 0.3%
               800    John Wiley & Sons, Inc. - Class A                                                                       30,280
Publishing - Newspapers - 0.2%
               500    Dow Jones & Company, Inc.                                                                               19,650
Real Estate Operating/Development - 0.5%
             1,000    Forest City Enterprises, Inc. - Class A                                                                 47,150
               100    St. Joe Co.                                                                                              6,284
                                                                                                                              53,434
REIT - Health Care - 0.0%
               100    Ventas, Inc.                                                                                             3,318
REIT - Regional Malls - 0.4%
               700    General Growth Properties, Inc.                                                                         34,209
               100    Simon Property Group, Inc.                                                                               8,414
                                                                                                                              42,623
REIT - Shopping Centers - 0.1%
               200    Federal Realty Investment Trust                                                                         15,040
REIT - Storage - 0.1%
               100    Public Storage, Inc.                                                                                     8,123
Research and Development - 0.4%
             1,300    Pharmaceutical Product Development, Inc.                                                                44,993
Respiratory Products - 0.9%
             1,200    ResMed, Inc.*                                                                                           52,776
             1,300    Respironics, Inc.*                                                                                      50,583
                                                                                                                             103,359
Retail - Apparel and Shoe - 1.7%
               700    Abercrombie & Fitch Co. - Class A                                                                       40,810
               300    AnnTaylor Stores Corp.*                                                                                 11,037
             1,800    Chico's FAS, Inc.*                                                                                      73,152
             1,100    Claire's Stores, Inc.                                                                                   39,941
               300    Men's Wearhouse, Inc.                                                                                   10,782
               600    Nordstrom, Inc.                                                                                         23,508
                                                                                                                             199,230
Retail - Auto Parts - 1.0%
             1,800    Advance Auto Parts, Inc.                                                                                74,952
               100    AutoZone, Inc.*                                                                                          9,969
               800    O'Reilly Automotive, Inc.*                                                                              29,248
                                                                                                                             114,169
Retail - Building Products - 0.2%
               300    Home Depot, Inc.                                                                                        12,690
               100    Lowe's Companies, Inc.                                                                                   6,444
                                                                                                                              19,134
Retail - Catalog Shopping - 0.1%
               200    MSC Industrial Direct Co., Inc. - Class A                                                               10,804
Retail - Consumer Electronics - 0.5%
               800    Best Buy Company, Inc.                                                                                  44,744
               500    Circuit City Stores, Inc.                                                                               12,240
                                                                                                                              56,984
Retail - Discount - 0.4%
               100    Costco Wholesale Corp.                                                                                   5,416
               800    Target Corp.                                                                                            41,608
                                                                                                                              47,024
Retail - Drug Store - 0.4%
               500    CVS Corp.                                                                                               14,935
               800    Walgreen Co.                                                                                            34,504
                                                                                                                              49,439
Retail - Jewelry - 0.3%
               800    Tiffany & Co.                                                                                           30,032
Retail - Mail Order - 0.1%
               400    Williams-Sonoma, Inc.*                                                                                  16,960
Retail - Major Department Stores - 0.3%
               500    J.C. Penney Company, Inc.                                                                               30,205
Retail - Regional Department Stores - 0.4%
               800    Kohl's Corp.*                                                                                           42,408
Retail - Restaurants - 1.5%
             1,400    Brinker International, Inc.                                                                             59,150
               100    Cheesecake Factory, Inc.*                                                                                3,745
             1,000    Darden Restaurants, Inc.                                                                                41,030
               100    Outback Steakhouse, Inc.                                                                                 4,400
               200    Panera Bread Co. - Class A*                                                                             15,036
               200    Starbucks Corp.*                                                                                         7,528
               200    Wendy's International, Inc.                                                                             12,412
               500    Yum! Brands, Inc.                                                                                       24,430
                                                                                                                             167,731
Savings/Loan/Thrifts - 0.2%
               200    Hudson City Bancorp, Inc.                                                                                2,658
               700    People's Bank                                                                                           22,925
                                                                                                                              25,583
Schools - 0.1%
               100    Apollo Group, Inc. - Class A*                                                                            5,251
               200    Education Management Corp.*                                                                              8,320
                                                                                                                              13,571
Semiconductor Components/Integrated Circuits - 0.1%
               200    Analog Devices, Inc.                                                                                     7,658
Semiconductor Equipment - 0.3%
             1,000    Applied Materials, Inc.                                                                                 17,510
               100    KLA-Tencor Corp.                                                                                         4,836
               200    Lam Research Corp.*                                                                                      8,600
               400    Teradyne, Inc.*                                                                                          6,204
                                                                                                                              37,150
Soap and Cleaning Preparations - 0.1%
               200    Church & Dwight Company, Inc.                                                                            7,384
Telecommunication Equipment - 0.0%
               500    Avaya, Inc.*                                                                                             5,650
Telecommunication Equipment - Fiber Optics - 0.5%
             2,000    Corning, Inc.*                                                                                          53,820
Telephone - Integrated - 0.3%
               431    ALLTEL Corp.                                                                                            27,907
               133    Sprint Nextel Corp.                                                                                      3,437
                                                                                                                              31,344
Television - 0.1%
               200    Univision Communications, Inc. - Class A*                                                                6,894
Therapeutics - 0.8%
             1,100    Gilead Sciences, Inc.*                                                                                  68,442
               600    ImClone Systems, Inc.*                                                                                  20,412
                                                                                                                              88,854
Tobacco - 1.0%
             1,600    Altria Group, Inc.                                                                                     113,376
Transportation - Services - 0.6%
             1,200    C.H. Robinson Worldwide, Inc.                                                                           58,908
               100    Expeditors International of Washington, Inc.                                                             8,639
                                                                                                                              67,547
Transportation - Truck - 0.0%
               100    CNF, Inc.                                                                                                4,994
Veterinary Diagnostics - 0.4%
             1,500    VCA Antech, Inc.*                                                                                       42,720
Water - 0.1%
               266    Aqua America, Inc.                                                                                       7,400
Web Portals/Internet Service Providers - 0.4%
               100    Google, Inc. - Class A*                                                                                 39,000
               100    Yahoo!, Inc.*                                                                                            3,226
                                                                                                                              42,226
Wireless Equipment - 1.5%
             1,330    American Tower Corp. - Class A*                                                                         40,326
             1,600    Crown Castle International Corp.*                                                                       45,360
             1,600    Motorola, Inc.                                                                                          36,656
               900    QUALCOMM, Inc.                                                                                          45,549
                                                                                                                             167,891
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $10,219,556) - 100%                                                                        $11,531,287
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                               Value        % of Investment Securities
United States                      $ 11,531,287               100.0%
Total                              $ 11,531,287               100.0%
                                   ============               ======

Notes to Schedule of Investments (unaudited)

REIT     Real Estate Investment Trust

*        Non-income-producing security.

Effective May 1, 2006, Janus Aspen Risk-Managed Growth Portfolio will change its name to Janus Aspen INTECH Risk-Managed Growth Portfolio.

Janus Aspen Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.7%
Advertising Agencies - 0.1%
               200    Omnicom Group, Inc.                                                                                $    16,650
Aerospace and Defense - 1.3%
             1,300    Boeing Co.                                                                                             101,309
               600    General Dynamics Corp.                                                                                  38,388
               600    Lockheed Martin Corp.                                                                                   45,078
               100    Northrop Grumman Corp.                                                                                   6,829
             1,100    Raytheon Co.                                                                                            50,424
               900    Rockwell Collins, Inc.                                                                                  50,715
                                                                                                                             292,743
Aerospace and Defense - Equipment - 0.2%
               400    B.F. Goodrich Co.                                                                                       17,444
               300    United Technologies Corp.                                                                               17,391
                                                                                                                              34,835
Agricultural Chemicals - 0.4%
             1,200    Monsanto Co.                                                                                           101,700
Agricultural Operations - 0.1%
             1,000    Archer-Daniels-Midland Co.                                                                              33,650
Airlines - 0.3%
             3,700    Southwest Airlines Co.                                                                                  66,563
Apparel Manufacturers - 0.1%
               500    V. F. Corp.                                                                                             28,450
Appliances - 0.4%
             1,300    Maytag Corp.                                                                                            27,729
               800    Whirlpool Corp.                                                                                         73,176
                                                                                                                             100,905
Applications Software - 1.1%
             1,600    Citrix Systems, Inc.*                                                                                   60,640
             1,400    Intuit, Inc.*                                                                                           74,466
             4,200    Microsoft Corp.                                                                                        114,282
                                                                                                                             249,388
Audio and Video Products - 0.1%
               300    Harman International Industries, Inc.                                                                   33,339
Automotive - Truck Parts and Equipment - Original - 0.1%
               400    Johnson Controls, Inc.                                                                                  30,372
Beverages - Non-Alcoholic - 1.4%
             2,500    Coca-Cola Co.                                                                                          104,675
             2,700    Coca-Cola Enterprises, Inc.                                                                             54,918
               700    Pepsi Bottling Group, Inc.                                                                              21,273
             2,500    PepsiCo, Inc.                                                                                          144,475
                                                                                                                             325,341
Beverages - Wine and Spirits - 0.5%
             1,500    Brown-Forman Corp. - Class B                                                                           115,455
Broadcast Services and Programming - 0%
               200    Clear Channel Communications, Inc.                                                                       5,802
Building - Residential and Commercial - 0.1%
               400    KB Home                                                                                                 25,992
Cable Television - 0.1%
               500    Comcast Corp. - Class A*                                                                                13,080
Casino Hotels - 0.1%
               200    Harrah's Entertainment, Inc.                                                                            15,592

Casino Services - 0%
               200    International Game Technology                                                                            7,044
Chemicals - Specialty - 0.1%
               300    Ecolab, Inc.                                                                                            11,460
               200    Engelhard Corp.                                                                                          7,922
               321    Tronox, Inc. - Class B                                                                                   5,454
                                                                                                                              24,836
Coatings and Paint Products - 0.2%
               900    Sherwin-Williams Co.                                                                                    44,496
Commercial Banks - 0.8%
               300    AmSouth Bancorporation                                                                                   8,115
             1,300    BB&T Corp.                                                                                              50,960
               600    M&T Bank Corp.                                                                                          68,484
               300    Regions Financial Corp.                                                                                 10,551
               400    Synovus Financial Corp.                                                                                 10,836
               500    Zions Bancorporation                                                                                    41,365
                                                                                                                             190,311
Commercial Services - 0%
               200    Convergys Corp.*                                                                                         3,642
Commercial Services - Finance - 1.5%
             2,400    Equifax, Inc.                                                                                           89,376
             2,000    Moody's Corp.                                                                                          142,920
             3,000    Paychex, Inc.                                                                                          124,980
                                                                                                                             357,276
Computer Aided Design - 0.3%
             1,600    Autodesk, Inc.*                                                                                         61,632
Computer Services - 0.2%
               100    Affiliated Computer Services, Inc. - Class A*                                                            5,966
               200    Computer Sciences Corp.*                                                                                11,110
               800    Electronic Data Systems Corp.                                                                           21,464
                                                                                                                              38,540
Computers - 1.4%
             2,400    Apple Computer, Inc.*                                                                                  150,528
             5,500    Hewlett-Packard Co.                                                                                    180,950
                                                                                                                             331,478
Computers - Integrated Systems - 0%
               200    NCR Corp.*                                                                                               8,358
Computers - Memory Devices - 0%
               100    EMC Corp.*                                                                                               1,363
Consumer Products - Miscellaneous - 0.4%
             1,100    Clorox Co.                                                                                              65,835
               300    Fortune Brands, Inc.                                                                                    24,189
                                                                                                                              90,024
Cosmetics and Toiletries - 2.3%
             2,500    Colgate-Palmolive Co.                                                                                  142,750
               100    Estee Lauder Companies, Inc. - Class A                                                                   3,719
             6,527    Procter & Gamble Co.                                                                                   376,086
                                                                                                                             522,555
Data Processing and Management - 1.1%
             1,400    Automatic Data Processing, Inc.                                                                         63,952
             2,400    First Data Corp.                                                                                       112,368
             1,700    Fiserv, Inc.*                                                                                           72,335
                                                                                                                             248,655
Disposable Medical Products - 0.1%
               400    C.R. Bard, Inc.                                                                                         27,124
Distribution/Wholesale - 0.4%
             2,000    Genuine Parts Co.                                                                                       87,660
               200    W.W. Grainger, Inc.                                                                                     15,070
                                                                                                                             102,730
Diversified Operations - 1.8%
               100    Danaher Corp.                                                                                            6,355
               900    Dover Corp.                                                                                             43,704
             7,100    General Electric Co.                                                                                   246,938
             2,200    ITT Industries, Inc.                                                                                   123,684
                                                                                                                             420,681
Drug Delivery Systems - 0.6%
             3,400    Hospira, Inc.*                                                                                         134,164
E-Commerce/Products - 0.1%
               800    Amazon.com, Inc.*                                                                                       29,208
E-Commerce/Services - 0.1%
               600    eBay, Inc.*                                                                                             23,436
Electric - Integrated - 6.2%
               900    Allegheny Energy, Inc.*                                                                                 30,465
               900    Ameren Corp.                                                                                            44,838
               400    American Electric Power Company, Inc.                                                                   13,608
               100    Cinergy Corp.                                                                                            4,541
               700    CMS Energy Corp.*                                                                                        9,065
             1,400    Consolidated Edison, Inc.                                                                               60,900
               300    Constellation Energy Group, Inc.                                                                        16,413
             1,200    Dominion Resources, Inc.                                                                                82,836
               700    DTE Energy Co.                                                                                          28,063
             5,800    Edison International                                                                                   238,844
               500    Entergy Corp.                                                                                           34,470
             1,900    Exelon Corp.                                                                                           100,510
             3,200    FirstEnergy Corp.                                                                                      156,480
               400    FPL Group, Inc.                                                                                         16,056
             3,100    PG&E Corp.                                                                                             120,590
               300    Pinnacle West Capital Corp.                                                                             11,730
               600    PPL Corp.                                                                                               17,640
             3,400    Public Service Enterprise Group, Inc.                                                                  217,736
             1,300    Southern Co.                                                                                            42,601
             1,000    TECO Energy, Inc.                                                                                       16,120
             2,100    TXU Corp.                                                                                               93,996
             2,300    Xcel Energy, Inc.                                                                                       41,745
                                                                                                                           1,399,247
Electric Products - Miscellaneous - 0.1%
               100    Emerson Electric Co.                                                                                     8,363
               700    Molex, Inc.                                                                                             23,240
                                                                                                                              31,603
Electronic Components - Miscellaneous - 0.4%
             2,000    Jabil Circuit, Inc.*                                                                                    85,720
Electronic Components - Semiconductors - 1.8%
             1,000    Advanced Micro Devices, Inc.*                                                                           33,160
             2,850    Broadcom Corp. - Class A*                                                                              123,006
               700    Freescale Semiconductor, Inc. - Class B*                                                                19,439
               800    Intel Corp.                                                                                             15,480
             3,500    Micron Technology, Inc.*                                                                                51,520
             3,100    National Semiconductor Corp.                                                                            86,304
               700    NVIDIA Corp.*                                                                                           40,082
             1,300    Texas Instruments, Inc.                                                                                 42,211
                                                                                                                             411,202
Electronic Measuring Instruments - 0.5%
             2,800    Agilent Technologies, Inc.*                                                                            105,140
               100    Tektronix, Inc.                                                                                          3,571
                                                                                                                             108,711
Electronics - Military - 0%
               100    L-3 Communications Holdings, Inc.                                                                        8,579
Engines - Internal Combustion - 0.4%
               800    Cummins, Inc.                                                                                           84,080
Enterprise Software/Services - 0.4%
             3,600    BMC Software, Inc.*                                                                                     77,976
             1,276    Oracle Corp.*                                                                                           17,468
                                                                                                                              95,444

Fiduciary Banks - 1.2%
               900    Bank of New York Company, Inc.                                                                          32,436
             2,100    Mellon Financial Corp.                                                                                  74,760
             1,300    Northern Trust Corp.                                                                                    68,250
             1,500    State Street Corp.                                                                                      90,645
                                                                                                                             266,091
Filtration and Separations Products - 0%
               100    Pall Corp.                                                                                               3,119
Finance - Commercial - 0.1%
               400    CIT Group, Inc.                                                                                         21,408
Finance - Consumer Loans - 0.6%
             2,500    SLM Corp.                                                                                              129,850
Finance - Credit Card - 0.1%
               500    American Express Co.                                                                                    26,275
               100    Capital One Financial Corp.                                                                              8,052
                                                                                                                              34,327
Finance - Investment Bankers/Brokers - 2.9%
             6,700    Charles Schwab Corp.                                                                                   115,307
             3,200    Citigroup, Inc.                                                                                        151,168
             2,400    E*TRADE Financial Corp.*                                                                                64,752
               500    Goldman Sachs Group, Inc.                                                                               78,480
             1,100    JP Morgan Chase & Co.                                                                                   45,804
             1,300    Lehman Brothers Holdings, Inc.                                                                         187,889
               200    Merrill Lynch & Company, Inc.                                                                           15,752
                                                                                                                             659,152
Financial Guarantee Insurance - 0.2%
               800    MGIC Investment Corp.                                                                                   53,304
Food - Confectionary - 0.8%
               800    Hershey Foods Corp.                                                                                     41,784
             2,100    Wm. Wrigley Jr. Co.                                                                                    134,400
                                                                                                                             176,184
Food - Diversified - 0.5%
             1,000    Campbell Soup Co.                                                                                       32,400
               500    General Mills, Inc.                                                                                     25,340
             1,200    Kellogg Co.                                                                                             52,848
                                                                                                                             110,588
Food - Meat Products - 0.1%
             1,100    Tyson Foods, Inc. - Class A                                                                             15,114
Food - Retail - 1.5%
             1,700    Albertson's, Inc.                                                                                       43,639
             4,100    Kroger Co.                                                                                              83,476
             7,400    Safeway, Inc.                                                                                          185,888
               500    Whole Foods Market, Inc.                                                                                33,220
                                                                                                                             346,223
Food - Wholesale/Distribution - 0.1%
               500    Sysco Corp.                                                                                             16,025
Gas - Distribution - 0.4%
               700    Nicor, Inc.                                                                                             27,692
             1,600    Sempra Energy Co.                                                                                       74,336
                                                                                                                             102,028
Gold Mining - 0.1%
               300    Newmont Mining Corp.                                                                                    15,567
Health Care Cost Containment - 0.9%
             3,800    McKesson Corp.                                                                                         198,094
Home Decoration Products - 0.3%
             2,700    Newell Rubbermaid, Inc.                                                                                 68,013
Hotels and Motels - 0.3%
               200    Hilton Hotels Corp.                                                                                      5,092
             1,000    Starwood Hotels & Resorts Worldwide, Inc.                                                               67,730
                                                                                                                              72,822

Human Resources - 0.5%
               400    Monster Worldwide, Inc.*                                                                                19,944
             2,600    Robert Half International, Inc.                                                                        100,386
                                                                                                                             120,330
Instruments - Controls - 0.2%
             1,000    Thermo Electron Corp.*                                                                                  37,090
Instruments - Scientific - 0.1%
               700    Applera Corp. - Applied Biosystems Group                                                                18,998
               200    PerkinElmer, Inc.                                                                                        4,694
                                                                                                                              23,692
Insurance Brokers - 1.4%
             5,600    Aon Corp.                                                                                              232,456
             3,300    Marsh & McLennan Companies, Inc.                                                                        96,888
                                                                                                                             329,344
Internet Security - 0%
               300    VeriSign, Inc.*                                                                                          7,197
Investment Management and Advisory Services - 1.6%
               900    Ameriprise Financial, Inc.                                                                              40,554
             1,600    Federated Investors, Inc. - Class B                                                                     62,480
             2,800    Franklin Resources, Inc.                                                                               263,872
                                                                                                                             366,906
Life and Health Insurance - 2.5%
             3,200    AFLAC, Inc.                                                                                            144,416
             1,300    CIGNA Corp.                                                                                            169,806
               400    Jefferson-Pilot Corp.                                                                                   22,376
               400    Lincoln National Corp.                                                                                  21,836
             1,400    Principal Financial Group, Inc.                                                                         68,320
             1,600    Prudential Financial, Inc.                                                                             121,296
               100    Torchmark Corp.                                                                                          5,710
             1,100    UnumProvident Corp.                                                                                     22,528
                                                                                                                             576,288
Machinery - Construction and Mining - 0.1%
               200    Caterpillar, Inc.                                                                                       14,362
Medical - Biomedical and Genetic - 1.7%
             2,500    Amgen, Inc.*                                                                                           181,875
               100    Biogen Idec, Inc.*                                                                                       4,710
             2,100    Chiron Corp.*                                                                                           96,201
               700    Genzyme Corp.*                                                                                          47,054
             1,000    Millipore Corp.*                                                                                        73,060
                                                                                                                             402,900
Medical - Drugs - 4.9%
             1,100    Abbott Laboratories                                                                                     46,717
             2,000    Bristol-Myers Squibb Co.                                                                                49,220
             1,600    Eli Lilly and Co.                                                                                       88,480
             2,300    Forest Laboratories, Inc.*                                                                             102,649
             4,900    King Pharmaceuticals, Inc.*                                                                             84,525
             4,000    MedImmune, Inc.                                                                                        146,320
             6,500    Merck & Company, Inc.                                                                                  228,995
             4,920    Pfizer, Inc.                                                                                           122,606
             4,800    Schering-Plough Corp.                                                                                   91,152
             2,900    Wyeth                                                                                                  140,708
                                                                                                                           1,101,372
Medical - Generic Drugs - 0.6%
               300    Barr Pharmaceuticals, Inc.*                                                                             18,894
             3,600    Mylan Laboratories, Inc.                                                                                84,240
             1,400    Watson Pharmaceuticals, Inc.*                                                                           40,236
                                                                                                                             143,370
Medical - HMO - 2.4%
             3,000    Aetna, Inc.                                                                                            147,420
             1,550    Coventry Health Care, Inc.*                                                                             83,669
               900    Humana, Inc.*                                                                                           47,385
             2,400    UnitedHealth Group, Inc.                                                                               134,064
             1,800    WellPoint, Inc.*                                                                                       139,374
                                                                                                                             551,912
Medical - Hospitals - 0.6%
             2,700    HCA, Inc.                                                                                              123,633
               800    Health Management Associates, Inc. - Class A                                                            17,256
                                                                                                                             140,889
Medical - Nursing Homes - 0.2%
             1,000    Manor Care, Inc.                                                                                        44,350
Medical - Wholesale Drug Distributors - 1.5%
             3,300    AmerisourceBergen Corp.                                                                                159,291
             2,500    Cardinal Health, Inc.                                                                                  186,300
                                                                                                                             345,591
Medical Information Systems - 0%
               100    IMS Health, Inc.                                                                                         2,577
Medical Instruments - 2.0%
             1,500    Guidant Corp.                                                                                          117,090
             3,100    Medtronic, Inc.                                                                                        157,325
             4,300    St. Jude Medical, Inc.*                                                                                176,300
                                                                                                                             450,715
Medical Labs and Testing Services - 0.2%
               200    Laboratory Corporation of America Holdings*                                                             11,696
               800    Quest Diagnostics, Inc.                                                                                 41,040
                                                                                                                              52,736
Medical Products - 1.7%
             2,500    Baxter International, Inc.                                                                              97,025
               700    Becton, Dickinson and Co.                                                                               43,106
             3,900    Johnson & Johnson                                                                                      230,958
               700    Stryker Corp.                                                                                           31,038
                                                                                                                             402,127
Multi-Line Insurance - 2.8%
             1,500    ACE, Ltd.                                                                                               78,015
             1,600    Allstate Corp.                                                                                          83,376
               600    American International Group, Inc.                                                                      39,654
               900    Genworth Financial, Inc. - Class A                                                                      30,087
               400    Hartford Financial Services Group, Inc.                                                                 32,220
             2,500    Loews Corp.                                                                                            253,000
             2,500    MetLife, Inc.                                                                                          120,925
                                                                                                                             637,277
Multimedia - 0.7%
             1,400    E.W. Scripps Co. - Class A                                                                              62,594
               600    McGraw-Hill Companies, Inc.                                                                             34,572
               600    Meredith Corp.                                                                                          33,474
             1,200    News Corporation, Inc. - Class A                                                                        19,932
                                                                                                                             150,572
Oil - Field Services - 1.5%
             1,400    Baker Hughes, Inc.                                                                                      95,760
             3,500    BJ Services Co.                                                                                        121,100
             1,000    Halliburton Co.                                                                                         73,020
               500    Schlumberger, Ltd. (U.S. Shares)                                                                        63,285
               100    Weatherford International, Ltd*                                                                          4,575
                                                                                                                             357,740
Oil and Gas Drilling - 0.3%
               200    Nabors Industries, Ltd.*                                                                                14,316
               100    Noble Corp.                                                                                              8,110
               700    Transocean, Inc.*                                                                                       56,210
                                                                                                                              78,636
Oil Companies - Exploration and Production - 2.9%
               400    Anadarko Petroleum Corp.                                                                                40,404
             2,500    Burlington Resources, Inc.                                                                             229,775
               600    Chesapeake Energy Corp.                                                                                 18,846
             1,000    Devon Energy Corp.                                                                                      61,170
             2,400    EOG Resources, Inc.                                                                                    172,800
             1,596    Kerr-McGee Corp.                                                                                       152,386
               100    XTO Energy, Inc.                                                                                         4,357
                                                                                                                             679,738
Oil Companies - Integrated - 3.2%
               400    Amerada Hess Corp.                                                                                      56,960
               665    Chevron Corp.                                                                                           38,550
             2,600    ConocoPhillips                                                                                         164,190
             3,900    Exxon Mobil Corp.                                                                                      237,354
             1,870    Marathon Oil Corp.                                                                                     142,438
               700    Occidental Petroleum Corp.                                                                              64,855
                                                                                                                             704,347
Oil Field Machinery and Equipment - 0.2%
               700    National-Oilwell Varco, Inc.*                                                                           44,884
Oil Refining and Marketing - 1.2%
             1,700    Sunoco, Inc.                                                                                           131,869
             2,600    Valero Energy Corp.                                                                                    155,428
                                                                                                                             287,297
Optical Supplies - 1.1%
             2,200    Allergan, Inc.                                                                                         238,700
               200    Bausch & Lomb, Inc.                                                                                     12,740
                                                                                                                             251,440
Paper and Related Products - 0.1%
               300    Temple-Inland, Inc.                                                                                     13,365
Pharmacy Services - 2.0%
             1,400    Caremark Rx, Inc.*                                                                                      68,852
             2,700    Express Scripts, Inc. - Class A*                                                                       237,330
             2,817    Medco Health Solutions, Inc.*                                                                          161,189
                                                                                                                             467,371
Pipelines - 0.6%
             1,600    Kinder Morgan, Inc.                                                                                    147,184
Printing - Commercial - 0.3%
             2,000    R.R. Donnelley & Sons Co.                                                                               65,440
Property and Casualty Insurance - 3.0%
               800    Chubb Corp.                                                                                             76,352
             2,900    Progressive Corp.                                                                                      302,354
             2,100    SAFECO Corp.                                                                                           105,441
             4,800    St. Paul Travelers Companies, Inc.                                                                     200,592
                                                                                                                             684,739
Publishing - Newspapers - 0.1%
               500    Dow Jones & Company, Inc.                                                                               19,650
               100    Knight-Ridder, Inc.                                                                                      6,321
                                                                                                                              25,971
Quarrying - 0.2%
               400    Vulcan Materials Co.                                                                                    34,660
REIT - Apartments - 0.7%
             1,400    Archstone-Smith Trust, Inc.                                                                             68,278
             2,100    Equity Residential Properties Trust                                                                     98,259
                                                                                                                             166,537
REIT - Diversified - 0%
               100    Vornado Realty Trust                                                                                     9,600
REIT - Office Property - 0.2%
             1,300    Equity Office Properties Trust                                                                          43,654
REIT - Regional Malls - 0.3%
               900    Simon Property Group, Inc.                                                                              75,726
REIT - Storage - 0.1%
               400    Public Storage, Inc.                                                                                    32,492
REIT - Warehouse and Industrial - 0.1%
               300    ProLogis                                                                                                16,050
Retail - Apparel and Shoe - 0.4%
             2,100    Nordstrom, Inc.                                                                                         82,278
Retail - Auto Parts - 0%
               100    AutoZone, Inc.*                                                                                          9,969
Retail - Automobile - 0.1%
             1,000    Auto Nation, Inc.*                                                                                      21,550
Retail - Building Products - 0.1%
               300    Home Depot, Inc.                                                                                        12,690
               200    Lowe's Companies, Inc.                                                                                  12,888
                                                                                                                              25,578
Retail - Consumer Electronics - 0.5%
             1,200    Best Buy Company, Inc.                                                                                  67,116
             2,000    Circuit City Stores, Inc.                                                                               48,960
                                                                                                                             116,076
Retail - Discount - 0.7%
             1,800    Big Lots, Inc.*                                                                                         25,128
             1,000    Costco Wholesale Corp.                                                                                  54,160
             1,400    Target Corp.                                                                                            72,814
                                                                                                                             152,102
Retail - Drug Store - 0.5%
             1,500    CVS Corp.                                                                                               44,805
             1,900    Walgreen Co.                                                                                            81,947
                                                                                                                             126,752
Retail - Jewelry - 0.3%
             2,000    Tiffany & Co.                                                                                           75,080
Retail - Major Department Stores - 0.4%
             1,500    J.C. Penney Company, Inc.                                                                               90,615
Retail - Office Supplies - 0.9%
             5,400    Office Depot, Inc.*                                                                                    201,096
Retail - Regional Department Stores - 0.5%
             1,152    Federated Department Stores, Inc.                                                                       84,096
               500    Kohl's Corp.*                                                                                           26,505
                                                                                                                             110,601
Retail - Restaurants - 1.2%
             2,100    Darden Restaurants, Inc.                                                                                86,163
               400    McDonald's Corp.                                                                                        13,744
             1,400    Starbucks Corp.*                                                                                        52,696
             1,200    Wendy's International, Inc.                                                                             74,472
             1,200    Yum! Brands, Inc.                                                                                       58,632
                                                                                                                             285,707
Savings/Loan/Thrifts - 0.1%
               300    Golden West Financial Corp.                                                                             20,370
Semiconductor Components/Integrated Circuits - 0%
               100    Linear Technology Corp.                                                                                  3,508
Semiconductor Equipment - 0.1%
             1,600    Applied Materials, Inc.                                                                                 28,016
Steel - Specialty - 0%
               100    Allegheny Technologies, Inc.                                                                             6,118
Super-Regional Banks - 1.9%
             4,576    Bank of America Corp.                                                                                  208,391
               700    Comerica, Inc.                                                                                          40,579
               100    KeyCorp                                                                                                  3,680
             2,100    National City Corp.                                                                                     73,290
               700    PNC Bank Corp.                                                                                          47,117
               300    SunTrust Banks, Inc.                                                                                    21,828
               200    U.S. Bancorp                                                                                             6,100
               212    Wachovia Corp.                                                                                          11,883
               400    Wells Fargo & Co.                                                                                       25,548
                                                                                                                             438,416
Telecommunication Equipment - 0.3%
               900    ADC Telecommunications, Inc.*                                                                           23,031
             2,300    Tellabs, Inc.*                                                                                          36,570
                                                                                                                              59,601
Telecommunication Equipment - Fiber Optics - 0.6%
             4,900    Corning, Inc.*                                                                                         131,859

Telephone - Integrated - 1.9%
             1,000    ALLTEL Corp.                                                                                            64,750
             7,257    AT&T, Inc.                                                                                             196,229
               300    BellSouth Corp.                                                                                         10,395
             1,200    CenturyTel, Inc.                                                                                        46,944
             4,000    Citizens Communications Co.                                                                             53,080
             1,240    Sprint Nextel Corp.                                                                                     32,042
             1,300    Verizon Communications, Inc.                                                                            44,278
                                                                                                                             447,718
Television - 0%
               200    Univision Communications, Inc. - Class A*                                                                6,894
Therapeutics - 0.6%
             2,400    Gilead Sciences, Inc.*                                                                                 149,328
Tobacco - 0.8%
             2,200    Altria Group, Inc.                                                                                     155,892
               300    Reynolds American, Inc.                                                                                 31,650
                                                                                                                             187,542
Tools - Hand Held - 0.2%
             1,000    Snap-On, Inc.                                                                                           38,120
Transportation - Railroad - 1.3%
             1,800    Burlington Northern Santa Fe Corp.                                                                     149,994
               700    CSX Corp.                                                                                               41,860
               300    Norfolk Southern Corp.                                                                                  16,221
             1,100    Union Pacific Corp.                                                                                    102,685
                                                                                                                             310,760
Transportation - Services - 0%
               100    United Parcel Service, Inc. - Class B                                                                    7,938
Travel Services - 0.2%
             2,200    Sabre Group Holdings, Inc.                                                                              51,766
Web Portals/Internet Service Providers - 0%
               300    Yahoo!, Inc.*                                                                                            9,678
Wireless Equipment - 0.6%
             2,600    Motorola, Inc.                                                                                          59,566
             1,400    QUALCOMM, Inc.                                                                                          70,854
                                                                                                                             130,420
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $20,153,309)                                                                                     22,083,829
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.3%
$        1,000,000    Mitsubishi Securities (USA), Inc., 4.875%
                         dated 3/31/06, maturing 4/3/06
                         to be repurchased at $1,000,406
                         collateralized by $3,626,398
                         in U.S. Government Agencies
                         0% - 8.00%, 8/25/18 - 8/1/35
                         with a value of $1,020,000
                         (cost $1,000,000)                                                                                 1,000,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $21,153,309) - 100%                                                                        $23,083,829
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Country                                Value         % of Investment Securities
Bermuda                            $     18,891                  0.1%
Cayman Islands                          142,335                  0.6
Netherlands                              63,285                  0.3
United States++                      22,859,318                 99.0
Total                              $ 23,083,829                100.0%
                                   ============                ======

++ Includes Short-Term Securities (94.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT                  Real Estate Investment Trust

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

*     Non-income-producing security.

Effective May 1, 2006, Janus Aspen Risk-Managed Core Portfolio will change its name to Janus Aspen INTECH Risk-Managed Core Portfolio.

Janus Aspen Small Company Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.5%
Apparel Manufacturers - 1.1%
             9,081    Quiksilver, Inc.*                                                                                  $   125,863
Building - Mobile Home and Manufactured Homes - 3.2%
            14,399    Fleetwood Enterprises, Inc.*                                                                           160,837
             3,953    Thor Industries, Inc.                                                                                  210,932
                                                                                                                             371,769
Building and Construction - Miscellaneous - 1.3%
             7,240    Dycom Industries, Inc.*                                                                                153,850
Building Products - Lighting Fixtures - 2.2%
             3,836    Genlyte Group, Inc.*                                                                                   261,385
Chemicals - Diversified - 0.9%
             1,796    FMC Corp.                                                                                              111,316
Chemicals - Specialty - 0.9%
             3,054    Cabot Corp.                                                                                            103,805
Collectibles - 1.6%
             4,709    RC2 Corp.*                                                                                             187,465
Commercial Banks - 14.7%
             4,038    1st Source Corp.                                                                                       121,059
             4,142    BancFirst Corp.                                                                                        180,591
             5,682    Bank of Granite Corp.                                                                                  115,174
             4,057    Camden National Corp.                                                                                  155,789
             6,313    Community Bank System, Inc.                                                                            140,969
               887    First Citizens BancShares, Inc. - Class A                                                              171,191
             5,436    First Commonwealth Financial Corp.                                                                      79,692
             3,407    Omega Financial Corp.                                                                                  115,361
             4,583    Peoples Bancorp, Inc.                                                                                  137,490
             4,289    Simmons First National Corp. - Class A                                                                 127,641
             4,223    TriCo Bancshares                                                                                       119,595
             1,667    UMB Financial Corp.                                                                                    117,073
             5,140    Washington Trust Bancorp, Inc.                                                                         144,280
                                                                                                                           1,725,905
Commercial Services - 2.3%
             6,767    Steiner Leisure, Ltd.*                                                                                 274,064
Computer Services - 1.1%
             1,929    CACI International, Inc.*                                                                              126,832
Consulting Services - 1.7%
             7,226    FTI Consulting, Inc.*                                                                                  206,158
Electric - Integrated - 0.7%
             2,933    Otter Tail Corp.                                                                                        84,148
Electronic Components - Semiconductors - 1.1%
             6,136    Zoran Corp.*                                                                                           134,256
Electronic Measuring Instruments - 1.2%
             3,155    Trimble Navigation, Ltd.*                                                                              142,133
Food - Canned - 1.0%
            10,027    Del Monte Foods Co.                                                                                    118,920
Food - Diversified - 1.7%
             6,117    J & J Snack Foods Corp.                                                                                205,470
Food - Retail - 2.1%
             3,662    Ruddick Corp.                                                                                           89,023
             3,489    Weis Markets, Inc.                                                                                     155,505
                                                                                                                             244,528

Gas - Distribution - 1.0%
             2,130    Atmos Energy Corp.                                                                                      56,083
             2,799    Piedmont Natural Gas Company, Inc.                                                                      67,148
                                                                                                                             123,231
Human Resources - 1.8%
            20,073    Spherion Corp.*                                                                                        208,759
Internet Applications Software - 5.2%
            11,900    Interwoven, Inc.*                                                                                      106,981
            21,370    Stellent, Inc.                                                                                         253,447
             7,129    Vignette Corp.*                                                                                        105,153
             4,053    WebEx, Inc.*                                                                                           136,464
                                                                                                                             602,045
Leisure and Recreation Products - 2.3%
             9,004    WMS Industries, Inc.*                                                                                  271,020
Machinery - General Industrial - 2.9%
             7,786    Applied Industrial Technologies, Inc.                                                                  347,256
Medical - Drugs - 2.5%
            23,294    Ligand Pharmaceuticals, Inc. - Class B*                                                                299,328
Medical Instruments - 1.4%
             4,298    Datascope Corp.                                                                                        170,029
Medical Labs and Testing Services - 1.8%
             3,625    Covance, Inc.*                                                                                         212,969
Medical Products - 1.1%
             2,398    Cooper Companies, Inc.                                                                                 129,564
Multi-Line Insurance - 1.6%
             4,507    American Financial Group, Inc.                                                                         187,536
Non-Ferrous Metals - 1.6%
             3,519    RTI International Metals, Inc.*                                                                        193,017
Office Furnishings - Original - 1.8%
             3,549    HNI, Corp.                                                                                             209,391
Oil - Field Services - 2.8%
             6,919    Tetra Technologies, Inc.*                                                                              325,470
Oil and Gas Drilling - 0.9%
             1,092    Atwood Oceanics, Inc.*                                                                                 110,303
Oil Companies - Exploration and Production - 4.6%
             2,778    Forest Oil Corp.*                                                                                      103,286
             1,626    Houston Exploration Co.*                                                                                85,690
             2,248    Mariner Energy, Inc.*                                                                                   46,106
             3,424    Plains Exploration & Production Co.*                                                                   132,303
             4,239    St. Mary Land & Exploration Co.                                                                        173,079
                                                                                                                             540,464
Oil Field Machinery and Equipment - 1.2%
             2,771    Maverick Tube Corp.*                                                                                   146,835
Paper and Related Products - 0.8%
             3,379    Louisiana-Pacific Corp.                                                                                 91,909
Printing - Commercial - 1.8%
            12,704    Bowne & Company, Inc.                                                                                  211,776
REIT - Health Care - 0.7%
             3,795    Nationwide Health Properties, Inc.                                                                      81,593
REIT - Office Property - 4.1%
             1,215    Alexandria Real Estate Equities, Inc.                                                                  115,826
             2,075    Kilroy Realty Corp.                                                                                    160,315
             2,058    SL Green Realty Corp.                                                                                  208,886
                                                                                                                             485,027
REIT - Regional Malls - 1.6%
             4,425    Taubman Centers, Inc.                                                                                  184,390
REIT - Shopping Centers - 2.1%
             5,365    Acadia Realty Trust                                                                                    126,346
             1,794    Pan Pacific Retail Properties, Inc.                                                                    127,194
                                                                                                                             253,540
REIT - Warehouse and Industrial - 1.3%
             5,247    First Potomac Realty Trust                                                                             148,228
Rental Auto/Equipment - 1.7%
             6,829    H&E Equipment Services, Inc.*                                                                          198,860
Research and Development - 0.9%
             2,950    Pharmaceutical Product Development, Inc.                                                               102,100
Retail - Bookstore - 1.3%
             3,283    Barnes & Noble, Inc.                                                                                   151,839
Savings/Loan/Thrifts - 3.7%
             4,422    First Defiance Financial Corp.                                                                         116,475
             3,011    FirstFed Financial Corp.*                                                                              180,089
             4,422    Provident Financial Holdings, Inc.                                                                     144,157
                                                                                                                             440,721
Telecommunication Equipment - Fiber Optics - 0.7%
            25,128    Optical Communication Products, Inc.*                                                                   77,394
Water - 1.3%
             4,090    American States Water Co.                                                                              152,802
Wire and Cable Products - 1.2%
             5,347    Belden CDT, Inc.                                                                                       145,599
Wireless Equipment - 1.0%
            10,782    EFJ, Inc.*                                                                                             116,338
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,317,724)                                                                                      11,497,200
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.5%
$          300,000    Mitsubishi Securities (USA), Inc., 4.875%
                         dated 3/31/06, maturing 4/3/06
                         to be repurchased at $300,122
                         collateralized by $1,087,919
                         in U.S. Government Agencies
                         0% - 8.00%, 8/25/18 - 8/1/35
                         with a value of $306,000
                         (cost $300,000)                                                                                     300,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,617,724) - 100%                                                                         $11,797,200
====================================================================================================================================

                        Geographic Summary of Investments
                           March 31, 2006 (unaudited)

Countries                                  Value      % of Investment Securities
Bahamas                                $    274,064                2.3%
United States++                          11,523,136               97.7
Total                                  $ 11,797,200              100.0%
                                       ============              ======

++ Includes Short-Term Securities (95.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT                  Real Estate Investment Trust

*     Non-income-producing security.

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.9%
Advertising Services - 1.8%
         2,775,530    WPP Group PLC                                                                                   $   33,244,111
Agricultural Chemicals - 3.1%
           255,805    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              22,533,862
           231,386    Syngenta A.G.*                                                                                      32,524,558
                                                                                                                          55,058,420
Apparel Manufacturers - 1.5%
         3,388,932    Burberry Group PLC                                                                                  27,268,171
Audio and Video Products - 1.0%
           378,902    Sony Corp.                                                                                          17,472,105
Automotive - Cars and Light Trucks - 3.2%
           436,294    BMW A.G.                                                                                            24,033,378
           183,770    Hyundai Motor Company, Ltd.                                                                         15,393,114
         1,518,666    Nissan Motor Company, Ltd.                                                                          18,055,093
                                                                                                                          57,481,585
Beverages - Wine and Spirits - 0.5%
           514,755    Diageo PLC                                                                                           8,107,885
Broadcast Services and Programming - 1.4%
           944,420    Liberty Global, Inc. - Class A*                                                                     19,332,277
           314,750    Liberty Global, Inc. - Class C*,#                                                                    6,216,313
                                                                                                                          25,548,590
Building - Residential and Commercial - 1.3%
           121,705    Centex Corp.                                                                                         7,544,493
           140,000    Lennar Corp.#                                                                                        8,453,200
           214,100    Pulte Homes, Inc.#                                                                                   8,225,722
                                                                                                                          24,223,415
Casino Hotels - 0.9%
           207,165    Harrah's Entertainment, Inc.                                                                        16,150,583
Cellular Telecommunications - 2.0%
           106,700    Hikari Tsushin, Inc.                                                                                 7,429,079
        13,989,070    Vodafone Group PLC                                                                                  29,240,362
                                                                                                                          36,669,441
Chemicals - Diversified - 1.2%
           400,800    Shin-Etsu Chemical Company, Ltd.                                                                    21,766,493
Computers - 2.7%
         1,659,830    Dell, Inc.*                                                                                         49,396,541
Distribution/Wholesale - 3.1%
         6,073,500    Esprit Holdings, Ltd.                                                                               47,269,031
         4,096,000    Li & Fung, Ltd.                                                                                      9,207,741
                                                                                                                          56,476,772
Diversified Minerals - 0.9%
           346,108    Companhia Vale do Rio Doce (ADR)                                                                    16,796,621
Diversified Operations - 5.5%
           848,000    Hutchison Whampoa, Ltd.                                                                              7,751,310
           338,211    Louis Vuitton Moet Hennessy S.A.#                                                                   33,109,763
         2,184,455    Tyco International, Ltd. (U.S. Shares)                                                              58,718,150
                                                                                                                          99,579,223
E-Commerce/Products - 1.7%
           833,453    Amazon.com, Inc.*                                                                                   30,429,369
E-Commerce/Services - 6.4%
           464,070    eBay, Inc.*                                                                                         18,126,574
         1,980,490    Expedia, Inc.*                                                                                      40,144,532
         1,980,490    IAC/InterActiveCorp*                                                                                58,365,041
                                                                                                                         116,636,147
Electronic Components - Miscellaneous - 3.9%
         2,057,556    Koninklijke (Royal) Philips Electronics N.V.*,#                                                     69,422,867
Enterprise Software/Services - 0.5%
           300,305    CA, Inc.#                                                                                            8,171,299
Entertainment Software - 0.5%
           603,745    Activision, Inc.*,#                                                                                  8,325,644
Finance - Consumer Loans - 1.8%
           264,030    Acom Company, Ltd.                                                                                  15,503,446
           267,750    Promise Company, Ltd.                                                                               16,204,489
                                                                                                                          31,707,935
Finance - Investment Bankers/Brokers - 7.4%
           544,294    Citigroup, Inc.                                                                                     25,712,449
         1,609,763    JP Morgan Chase & Co.                                                                               67,030,531
         1,274,000    Mitsubishi UFJ Securities Company, Ltd.                                                             20,469,858
           204,467    UBS A.G.#                                                                                           22,396,183
                                                                                                                         135,609,021
Finance - Mortgage Loan Banker - 1.5%
           153,560    Fannie Mae                                                                                           7,892,984
           621,539    Housing Development Finance Corporation, Ltd.                                                       18,664,234
                                                                                                                          26,557,218
Health Care Cost Containment - 0.5%
           165,605    McKesson Corp.                                                                                       8,632,989
Insurance Brokers - 4.6%
         2,432,877    Willis Group Holdings, Ltd.                                                                         83,350,366
Internet Security - 0.4%
           433,365    Symantec Corp.*,#                                                                                    7,293,533
Investment Companies - 0.2%
           146,426    RHJ International*                                                                                   3,470,199
Medical - Drugs - 1.8%
           245,975    Merck & Company, Inc.                                                                                8,665,699
           381,840    Pfizer, Inc.                                                                                         9,515,453
            93,000    Roche Holding A.G.#                                                                                 13,848,857
                                                                                                                          32,030,009
Medical - HMO - 1.8%
           180,210    Aetna, Inc.                                                                                          8,855,519
           143,235    Coventry Health Care, Inc.*                                                                          7,731,825
           287,850    UnitedHealth Group, Inc.                                                                            16,079,302
                                                                                                                          32,666,646
Medical - Hospitals - 0.6%
           500,330    Health Management Associates, Inc. - Class A#                                                       10,792,118
Money Center Banks - 0.5%
           637,835    ICICI Bank, Ltd.                                                                                     8,440,944
Multi-Line Insurance - 0.5%
            51,288    Allianz A.G.                                                                                         8,571,108
Multimedia - 2.3%
         1,459,380    Walt Disney Co.#                                                                                    40,702,108
Networking Products - 2.7%
         2,263,430    Cisco Systems, Inc.*                                                                                49,048,528
Petrochemicals - 1.5%
         1,509,423    Reliance Industries, Ltd.                                                                           26,971,197
Property and Casualty Insurance - 3.5%
             3,148    Millea Holdings, Inc.                                                                               62,134,258
Real Estate Management/Services - 0.8%
           579,000    Mitsubishi Estate Company, Ltd.                                                                     13,746,823
Real Estate Operating/Development - 0.4%
         2,611,000    Capitaland, Ltd.                                                                                     7,821,520
Reinsurance - 2.2%
            12,914    Berkshire Hathaway, Inc. - Class B*                                                                 38,896,968
Retail - Apparel and Shoe - 1.3%
           584,923    Industria de Diseno Textil S.A.                                                                     22,520,160
Schools - 0.5%
           159,755    Apollo Group, Inc. - Class A*,#                                                                      8,388,735
Semiconductor Equipment - 0.5%
           470,726    ASML Holding N.V.*                                                                                   9,566,880
Soap and Cleaning Preparations - 1.0%
           502,826    Reckitt Benckiser PLC                                                                               17,701,225
Television - 5.4%
        10,289,417    British Sky Broadcasting Group PLC                                                                  96,354,829
Transportation - Services - 1.1%
           244,995    United Parcel Service, Inc. - Class B#                                                              19,447,703
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,364,173,039)                                                                               1,580,648,302
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.7%
       157,176,853    State Street Navigator Securities Lending Prime Portfolio+ (cost $157,176,853)                     157,176,853
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.6%
       $47,400,000    Mitsubishi Securities (USA), Inc., 4.875%
                       dated 3/31/06, maturing 4/3/06
                       to be repurchased at $47,419,256
                       collateralized by $171,891,243
                       in U.S. Government Agencies
                       0% - 8.00%, 8/25/18 - 8/1/35
                       with a value of $48,348,000
                       (cost $47,400,000)                                                                                 47,400,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agency - 0.8%
        15,000,000    Fannie Mae, 4.34%, 4/17/06 (amortized cost $14,971,067)                                             14,971,067

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,583,720,959) - 100%                                                                  $1,800,196,222
====================================================================================================================================

                                         Geographic Summary of Investments
                                            March 31, 2006 (unaudited)

Country                                 Value         % of Investment Securities
Belgium                            $     3,470,199               0.2 %
Bermuda                                198,545,288              11.0
Brazil                                  16,796,621               0.9
Canada                                  22,533,862               1.3
France                                  33,109,763               1.8
Germany                                 32,604,486               1.8
Hong Kong                                7,751,310               0.4
India                                   54,076,375               3.0
Japan                                  192,781,644              10.7
Netherlands                             78,989,747               4.4
Singapore                                7,821,520               0.4
South Korea                             15,393,114               0.9
Spain                                   22,520,160               1.3
Switzerland                             68,769,598               3.8
United Kingdom                         211,916,583              11.8
United States++                        833,115,952              46.3
Total                              $ 1,800,196,222              100.0%
                                   ===============              ======

++ Includes Short-Term Securities and Other Securities (34.2% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR                   American Depositary Receipt

PLC                   Public Limited Company

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of March 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Core Equity Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Foreign Stock Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Large Cap Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Risk-Managed Core Portfolio, Janus Aspen Risk-Managed Growth Portfolio, Janus Aspen Small Company Value Portfolio and Janus Aspen Worldwide Growth Portfolio (collectively the "Portfolios" and individually a "Portfolio"). The Portfolios are part of Janus Aspen Series (the "Trust").

Investment Valuation

Securities for the Portfolios are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Aspen Money Market Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements may be held by a Portfolio and are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Portfolios will not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit or such other collateral permitted by the Securities and Exchange Commission ("SEC").

State Street Bank and Trust Company (the "Lending Agent") may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Portfolios and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of March 31, 2006, the following Portfolios had on loan securities valued as indicated:

--------------------------------------------------------------------
                                                         Value at
    Portfolio                                         March 31, 2006
--------------------------------------------------------------------
Janus Aspen Balanced Portfolio                        $397,951,277
Janus Aspen Flexible Bond Portfolio                     49,350,299
Janus Aspen Forty Portfolio                             40,760,897
Janus Aspen Global Technology Portfolio                 11,391,160
Janus Aspen Growth and Income Portfolio                  3,717,346
Janus Aspen International Growth Portfolio             189,310,380
Janus Aspen Large Cap Growth Portfolio                  16,902,194
Janus Aspen Mid Cap Growth Portfolio                    81,238,950
Janus Aspen Worldwide Growth Portfolio                 150,460,915
--------------------------------------------------------------------

As of March 31, 2006, the following Portfolios received cash collateral in accordance with securities lending activity as indicated:

----------------------------------------------------------------------
                                                   Cash Collateral at
    Portfolio                                        March 31, 2006
----------------------------------------------------------------------
Janus Aspen Balanced Portfolio                        $406,191,354
Janus Aspen Flexible Bond Portfolio                     50,356,793
Janus Aspen Forty Portfolio                             41,653,614
Janus Aspen Global Technology Portfolio                 11,695,762
Janus Aspen Growth and Income Portfolio                  3,839,088
Janus Aspen International Growth Portfolio             197,875,600
Janus Aspen Large Cap Growth Portfolio                  16,191,942
Janus Aspen Mid Cap Growth Portfolio                    83,217,460
Janus Aspen Worldwide Growth Portfolio                 157,176,853
----------------------------------------------------------------------

As of March 31, 2006, all cash collateral received by the Portfolios was invested in the State Street Navigator Securities Lending Prime Portfolio except for Janus Aspen Large Cap Growth Portfolio, which also invested $1,130,224 of the cash collateral in foreign bonds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities which are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this daily mark-to-market evaluation.

During the quarter ended March 31, 2006, there were no such securities lending agreements for Janus Aspen Core Equity Portfolio, Janus Aspen Foreign Stock Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Risk-Managed Core Portfolio, Janus Aspen Risk-Managed Growth Portfolio and Janus Aspen Small Company Value Portfolio.

Futures Contracts

All Portfolios, except Janus Aspen Money Market Portfolio may enter into futures contracts. The Portfolios intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. In addition, Janus Aspen Risk-Managed Core Portfolio and Janus Aspen Risk-Managed Growth Portfolio may use futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolios' custodian.

Forward Currency Transactions

All Portfolios, except Janus Aspen Money Market Portfolio, may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted in the Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at March 31, 2006. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at March 31, 2006, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

All Portfolios may engage in "short sales against the box." Short sales against the box involve selling either a security that the Portfolios own, or a security equivalent in kind and amount to the security sold short that the Portfolios have the right to obtain, for delivery at a specified date in the future. The Portfolios may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

All Portfolios, except Janus Aspen Flexible Bond Portfolio and Janus Aspen Money Market Portfolio, may also engage in "naked" short sales. Naked short sales involve the Portfolio selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Portfolio sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Portfolio will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Portfolio may recognize upon termination of a short sale.

Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Portfolio invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR").

A Portfolio may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, a Portfolio may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. A Portfolio utilizes an independent third party to value individual bank loans on a daily basis.

The average daily value of borrowings outstanding under bank loan arrangements and the related weighted average rate range during the quarter ended March 31, 2006 are indicated in the table below:

--------------------------------------------------------------------------------
 Portfolio                              Average Daily Value      Rates
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio          $2,931,839               6.94688%-7.34%
Janus Aspen Flexible Bond Portfolio     1,755,986                4.57%-8.25%
--------------------------------------------------------------------------------

Mortgage Dollar Rolls

Janus Aspen Flexible Bond Portfolio may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, a Portfolio sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolio will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Portfolio's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Portfolio's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price.

The average monthly balance of dollar rolls outstanding for Janus Aspen Flexible Bond Portfolio during the quarter ended March 31, 2006 was $2,222,534. At March 31, 2006, Janus Aspen Flexible Bond Portfolio did not have outstanding mortgage dollar rolls.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, a Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to a Portfolio, normally 15 to 45 days later. Beginning on the date a Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Janus Aspen Flexible Bond Portfolio did not hold TBA securities at March 31,
2006.

Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may invest in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy, or political environment, or adverse developments specific to the issuer. Janus Aspen Risk-Managed Core Portfolio and Janus Aspen Risk-Managed Growth Portfolio do not intend to invest in high-yield/high-risk bonds.

Options Contracts

All Portfolios, except for Janus Aspen Money Market Portfolio, may purchase or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Aspen Risk-Managed Core Portfolio and Janus Aspen Risk-Managed Growth Portfolio may use options contracts to gain exposure to the stock market for the pending investment of cash balances or to meet liquidity needs.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Options Contracts Written

Written option activity for the quarter ended March 31, 2006 was as follows:

-------------------------------------------------------------------------------------------------------------------
                                         Janus Aspen Global Life Sciences Portfolio
Put Options                               Number of Contracts    Premiums Received
-------------------------------------------------------------------------------------------------------------------
Options outstanding, beginning of period   --                   $--
Options written during period              10                   2,020
Options expired during period              --                   --
Options closed during period               (10)                 (2,020)
Options exercised during period            --                   --
Options outstanding, end of period         --                   $--
-------------------------------------------------------------------------------------------------------------------


Interfund Lending

Pursuant to an exemptive order received from the SEC, the Portfolios may be party to an interfund lending agreement between the Portfolios and other mutual funds advised by Janus Capital, which permit them to borrow or lend cash, at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended March 31, 2006, there were no outstanding borrowing or lending arrangements for the Portfolios.

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of March 31, 2006, the Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-------------------------------------------------------------------------------------------------------------------
              Portfolio                     Federal Tax         Unrealized         Unrealized             Net
                                                Cost           Appreciation      (Depreciation)       Appreciation/
                                                                                                     (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced                       $2,289,268,630     $  385,238,588     $  (28,694,663)     $  356,543,925
Portfolio
Janus Aspen Core Equity Portfolio              12,900,468          3,011,590           (199,478)          2,812,112
Janus Aspen Flexible Bond                     353,970,852            762,596         (7,254,003)         (6,491,407)
Portfolio
Janus Aspen Foreign Stock                      11,891,404          5,049,178           (190,959)          4,858,219
Portfolio
Janus Aspen Forty Portfolio                   749,247,140        334,996,061        (10,690,862)        324,305,199
Janus Aspen Global Life Sciences               29,796,866          9,838,639           (515,284)          9,323,355
Portfolio
Janus Aspen Global Technology                 149,920,638         43,283,172         (3,683,188)         39,599,984
Portfolio
Janus Aspen Growth and Income                  81,574,246         24,577,202         (2,053,439)         22,523,763
Portfolio
Janus Aspen International Growth            1,281,468,690        573,833,771        (10,086,067)        563,747,704
Portfolio
Janus Aspen Large Cap Growth                  746,652,528        178,229,458        (10,141,183)        168,088,275
Portfolio
Janus Aspen Money Market                       11,477,680                 --                 --                  --
Portfolio
Janus Aspen Mid Cap Growth                    607,359,221        316,650,226        (11,606,411)        305,043,815
Portfolio
Janus Aspen Mid Cap Value Portfolio            55,526,508          8,853,204         (1,231,604)          7,621,600
Janus Aspen Risk-Managed Core                  21,260,985          2,139,379           (316,535)          1,822,844
Portfolio
Janus Aspen Risk-Managed Growth                10,232,420          1,475,605           (176,738)          1,298,867
Portfolio
Janus Aspen Small Company Value                 9,641,458          2,263,742           (108,000)          2,155,742
Portfolio
Janus Aspen Worldwide Growth Portfolio      1,586,773,729        247,320,197        (33,897,704)        213,422,493
-------------------------------------------------------------------------------------------------------------------

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Initial Public Offerings

All Portfolios except Janus Aspen Money Market Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs.

Restricted Securities Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security which the Portfolios seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

(a) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: May 12, 2006

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: May 12, 2006